UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2020

Item 1. Report to Stockholders.
Muzinich & Co.

Muzinich Credit Opportunities Fund

Muzinich U.S. High Yield
Corporate Bond Fund

Muzinich Low Duration Fund

Muzinich High Income
Floating Rate Fund

ANNUAL REPORT
December 31, 2020

Important Notice: The U.S. Securities and Exchange Commission will permit funds to make shareholder reports available electronically beginning January 1, 2021. Accordingly, paper copies will no longer be mailed. Instead, at that time, the Muzinich Funds will send a notice, either by mail or e-mail, each time your fund’s updated report is available on our website at www.muzinichusfunds.com/literature. Investors enrolled in electronic delivery will receive the notice by e-mail, with links to the updated report and don’t need to take any action. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive the notice in the mail. All investors who prefer to receive shareholder reports in a printed format may, at any time, choose that option free of charge by calling 1-855-MUZINICH (1-855-689-4642).

Muzinich Funds

TABLE OF CONTENTS

A Message to our Shareholders	1

Sector Allocations	6

Historical Performance	10

Schedules of Investments	17

Statements of Assets and Liabilities	48

Statements of Operations	51

Statements of Changes in Net Assets	52

Financial Highlights	57

Notes to Financial Statements	64

Report of Independent Registered Public Accounting Firm	77

Expense Examples	78

Approval of Investment Advisory Agreement	80

Trustees and Executive Officers	83

Additional Information	86

Privacy Notice	88

(This Page Intentionally Left Blank.)

Muzinich Funds

Dear Investors:

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”) finished the year with asset growth from $417,324,951 to $541,125,839, reflecting net inflows and a strong net investment return of +6.30% for the Supra Institutional Class and +6.24% for the Institutional Class.  The Fund underperformed the broad global corporate credit markets as reflected in the +7.99% return of the ICE BofAML Global Corporate and High Yield Index (GI00) hedged to USD, which is the Fund’s primary benchmark.  Since inception from January 3, 2013, the Fund’s Supra Institutional Class have gained an annualized net return of +5.10%, while the benchmark has also returned +5.10% annualized.

				Since Inception
Performance as of December 31, 2020	1 Year	3 Year	5 Year	(1/3/2013)
Credit Opportunities Fund – Supra Institutional	6.30%	5.67%	5.61%	5.10%
ICE BofAML Global Corporate & High Yield Index (GI00)	7.56%	5.74%	6.07%	4.74%
ICE BofAML Global Corporate & High Yield Index (USD 100% Hedged)	7.99%	6.45%	6.67%	5.10%

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data currency to the most recent month end may be obtained by calling (1-855-689-4642).  The Fund imposes a 1.00% redemption fee on shares held for less than 90 days.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be less.

Expense Ratios1
Gross Expense Ratio: 0.77%
Net Expense Ratio: 0.60%2

[1]	Expense ratios are from the Fund’s most recent prospectus dated April 30, 2020 (Supra Institutional Class). See the Financial Highlights in this report for the most current expense ratios.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses through April 30, 2021.

The Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”) began the year with assets of $45,105,476 and grew to $68,764,402, on net inflows and investment performance.  The Fund’s Supra Institutional Class gained +6.82% net over this year, outperforming the +6.32% return of the benchmark, the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index (JUC4). Institutional Class gained +6.81%.

The Muzinich Low Duration Fund (“Low Duration Fund”) declined from its year end-starting balance of $732,102,499 to $596,418,893, reflecting large net outflows, but positive investment performance.  The Supra Institutional Class produced a net gain of +2.64%, vs. +3.34% for the index, ICE BofAML 1-3 Year U.S. Corporate & Government Index (B1A0), which serves as this Fund’s primary benchmark.  The Institutional Class gained 2.70%. Since inception on June 30, 2016, the Institutional Class has produced an annualized net return of +3.69% vs. the benchmark’s annualized return of +2.11%.

			Since Inception
Performance as of December 31, 2020	1 Year	3 Year	(6/30/2016)
Low Duration Fund – Supra Institutional	2.64%	3.72%	3.69%
ICE BofA ML 1-3 Year U.S. Corporate & Government Index (B1A0)	3.34%	3.01%	2.11%

Periods greater than one year are average annual returns.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data currency to the most recent month end may be obtained by calling (1-855-689-4642).  The Fund imposes a 1.00% redemption fee on shares held for less than 90 days.  Performance data quoted does not reflect the redemption fee.  If reflected, total returns would be less.

Expense Ratios1
Gross Expense Ratio: 0.60%
Net Expense Ratio: 0.50%2

[1]	Expense ratios are from the Fund’s most recent prospectus dated April 30, 2020 (Supra Institutional Class). See the Financial Highlights in this report for the most current expense ratios.
[2]	The Advisor has contractually agreed to waive its fees and reimburse certain expenses through April 30, 2021.

Muzinich Funds

The Muzinich High Income Floating Rate Fund (“Floating Rate Fund”) finished the year with strong asset growth from $11,438,262 to $17,708,055, reflecting net inflows and a positive investment gain over the period.  The Fund returned +4.83% over the period and outperformed the +2.78% gain for its benchmark, the Credit Suisse Leveraged Loan Index.

Market

The first quarter of 2020 was completely overshadowed by a collapse in the price of oil, occurring simultaneously with March’s COVID-19 global sell-off.  As people across the globe were quarantined and global economies largely shuttered, global fixed income — with the exception of safe-haven Treasuries — and equities alike declined precipitously.  However, hugely supportive measures from various central banks (led by the U.S. Federal Reserve, the European Central Bank, Bank of England, and various emerging markets (EM) central banks), were able to help the markets digest economic uncertainties.  Aggressive global fiscal stimulus measures by governments, including those in the U.S. and EU, additionally eased investor nerves, facilitating a global credit market rally following the COVID-19 induced panic.  Globally, broad government policies designed to support the unemployed and small businesses were enormously helpful in keeping the financial spigots as open as possible in a world that was largely closed to all but the most essential activity.  Awash with new liquidity and buoyed by stabilization efforts, investment grade and high yield corporates started rebounding, with surging new issuance across both developed and emerging markets, as companies looked to lock in record cheap financing.  Massive new issuance did not, however, dampen investor enthusiasm for fixed income that was being fully supported by monetary and fiscal policy.  On the contrary, demand stayed high and prices recovered attractively, first in investment grade credit, followed later in the period by a strong high yield surge.  The U.S. bounced back faster than Europe, in general.  Loans took longer to recover in both markets amidst unprecedented low rates but presented the market with notable value by the period’s end.  Overall, global corporate credit continued to rally for the remainder of the reporting period with some intermittent volatility, driven forward by continued technical support offered widely by central banks and the impending resolution of geopolitical uncertainties that had long weighed on investor sentiment, including, notably, the U.S. election and the U.K.’s successful departure from the European Union, (Brexit). We ended the year as a world with stimulus and light at the end of the COVID-19 tunnel; investors demonstrated confidence by adding credit to their portfolios despite rising COVID-19 cases and death counts.  Looking ahead, we see bullish growth outlooks for both commodities and energy as balance sheets continue to be repaired, and for COVID-19 recovery sectors reliant on continued economic reopening.

Performance Factors

Muzinich Credit Opportunities Fund

In 2020, the Credit Opportunities Fund generated positive performance demonstrating its ability to preserve capital when the markets were most strained before recovering quickly and rebounding on good credit selection and full investment.  While the Fund generated an attractive positive return, it underperformed its indicative benchmark, the ICE BofA ML Global Corporate and High Yield Index (GI00). The Fund benefitted from defensive positioning at the beginning of Q1.  In March, when even high quality assets everywhere came under significant pressure in the rush by investors to sell anything to raise cash and liquidity, the Fund’s defensive U.S. high yield allocations (and conservative positioning more broadly), protected the portfolio during the worst of the drawdown.  Specifically, the Fund benefitted from its emphasis on non-cyclical sectors and limited energy exposure.  Following the March selloff, the investment team strategically added longer-duration, high quality paper which effectively bolstered returns.  By late summer, we started a repositioning program in anticipation of short-term volatility, reallocating from longer duration/higher quality credit to shorter duration/credit focused sectors that offered increased yield and more exposure to opportunities presented by an anticipated reopening of the global economies.  As a result of these diligent tactical moves, the Fund was well positioned when U.S. Treasury rates rose in Q3.  While the Fund’s longer duration and higher quality U.S. investment grade holdings were negatively impacted, the Fund’s U.S. and emerging market high yield sleeves more than compensated.  During the year the Fund also started a small position in global syndicated loans and has continued to benefit from the relative value we have found therein.  In Q4, we focused on positioning in anticipation of a positive market response following the U.S. election by reserving 5% cash for “dip buying” opportunities. This decision served the Fund well since we were well-placed to deploy our cash prudently; we also began rotating steadily from “stay-at-home” sectors to “reopening” sectors that saw improvement from the anticipated resumption of normalized economic activities.  Throughout the reporting period, we continued to move away from more duration sensitive exposure as we believed interest rates would be increasing for bonds with 10-year maturities and longer; to this effect we have reduced duration primarily in U.S. investment grade holdings and some emerging markets investment grade positions.

Muzinich Funds

Muzinich U.S. High Yield Corporate Bond Fund

In this environment, the Muzinich U.S. High Yield Corporate Bond delivered strong positive returns, outperforming its benchmark. Fund performance exceeded the benchmark both when the market was most stressed in March and when the market rallied, showing both strength in risk control and nimbleness around market momentum.  At the time of the global sell-off, the Fund’s capital preservation came from underweighting energy and aerospace, and from strong telecom credit selection, though our higher quality energy selections lagged the subsequent market rebound in Q2. For the year, outperformance was driven by credit selection in services, telecom, and capital goods.  Strong selection across the 3-5 years duration range bolstered performance.  By ratings, the Fund benefitted on a relative basis from superior credit selection of CCC+ rated credits versus the benchmark, while on an absolute basis, the largest contributions came from the BB rated cohort.  At the end of the reporting period, we remained focused on fallen angel Exploration and Production (E&P) and pipelines within the energy sector. Additionally, we spent most of the year underweight COVID-19 impacted sectors; preferring to invest in these spaces via secured bonds or short-term paper within the liquidity window.  Looking ahead, we see value in staying fully invested since we believe carry will be the largest source of return in the year to come.

Low Duration Fund

In 2020, the Fund generated strong performance and outperformed its benchmark, more than recovering the ground lost in the March sell-off earlier in the year.  While the Fund’s European and credit-biased portfolio was perhaps slower to rebound than portfolios led by a stronger Treasury movement, the Fund benefitted over the year as a whole from careful management of its exposure to some of the sectors most impacted by COVID-19 and from taking steps to reduce the beta of the portfolio ahead of expected volatility later in the year.  Longer duration EUR names performed well in light of falling rates, with overall portfolio duration remaining within the Fund’s mandate.  We maintained a bias towards BBB rated credits with a healthy allocation as well to select high yield bonds as we expect further recovery in credit spreads.  The U.S. remained the strongest performing region on an absolute and relative basis, due to the aforementioned strong rally in Treasuries over the reporting period. By industry, our superior credit selection of automotive & auto parts and super retail bolstered relative performance, while on an absolute basis, contributions were led by banking, diversified financial services, and automotive & auto parts. Lower quality credit underperformed higher quality credit while the market was recovering from the pandemic, however the Fund’s bias to BBBs was a net positive during the period. At the end of the year, we focused on names where we saw what we believed to be good liquidity and a demonstrated ability to weather a pandemic-induced storm. We found that the primary market remained one of the most efficient places to deploy cash, and we participated in new issues.  As yields globally have fallen back to very low levels in a post-pandemic rally, we view investors’ need for yield as a likely powerful future driver.

Floating Rate Fund

In 2020, the Fund generated a positive return and strongly outperformed its benchmark, the Credit Suisse Leveraged Loan Index (CSLLI).  Positive performance was driven by credit selection within the lower rated exposures as investors sought discounts wherever they were still available. On a sector basis, Fund performance was bolstered by superior credit selection in healthcare and technology. Looking forward, we believe that loan valuations coupled with what we see as likely strong technicals, could make for a strong 2021 for the asset class. We believe that the loan market still offers attractive opportunities and that it is likely that retail will begin to return to the market as rate expectations rise.  Consequently, we are expecting a total return for the year ahead which exceeds the interest return.  Risks to this view could include more defaults than we currently expect, or another exogenous shock to markets generally, but all things being equal, we believe loans could provide attractive returns in 2021.

Outlook

Where do we go from here?  At this point, we see fundamentals improving (with the assumption of a successful recovery from COVID-19) and the potential for solid economic numbers in 2H 2021.  One of our longer-term concerns with this scenario is a steepening of the yield curve, although we believe that this will likely be manageable given Fed support.  Companies have done a great job cutting costs, creating substantial cash flow leverage to an upside scenario.  Technicals remain encouraging as corporate credit, particularly leveraged finance including high yield and term loans, remains the only game in town as fixed income investors are likely to look for spread product to mitigate a potential steepening of the Treasury curve.  We believe supply should remain elevated from historic norms in 2021, but the absolute amount of debt issued will decline as the challenges posed by COVID-19 recede.  As Treasury yields have fallen to low levels in a formidable post-pandemic rally, we view the need for spread as a powerful future driver of fund flows as low yield cash deposits are channeled into higher yielding credit assets in 2021.

Muzinich Funds

We appreciate the confidence and trust you have placed in Muzinich.

Sincerely,

Anthony DeMeo	Stuart Fuller	Joe Galzerano

Tatjana Greil-Castro	Warren Hyland	Ian Horn

Michael McEachern	Sam McGairl	Bryan Petermann

Torben Ronberg	Thomas Samson	Kevin Ziets

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results. Short-term performance, in particular, is not a good indication of the Funds’ future performance, and an investment should not be made solely on returns.

References to other funds should not be interpreted as an offer of these securities.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please see the Schedules of Investments for a complete list of holdings.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Funds in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are fully disclosed in the prospectus. Floating rate loans may not be fully collateralized and therefore may decline significantly in value. Each Fund will bear its share of the fees and expenses of investments in underlying funds or exchange-traded funds (ETFs). Shareholders will pay higher expenses than would be the case if making direct investments in underlying funds or ETFs. Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Fund’s ability to sell its shares. The Funds invest in high yield debt instruments which tend to be less liquid than higher quality debt instruments. The Funds may make short sales of securities, which involves the risk that losses may exceed the original amount invested. Please note that while the Funds’ prospectus states that the Funds may use leverage, and that they may make short sales of securities, which involve the risk that losses may exceed the original amount invested, the Funds’ portfolio managers do not anticipate engaging in either practice. The Funds will endeavor to limit price fluctuations caused by the changing relative value of currencies in which the Funds invest, but hedging involves costs and there can be no guarantee that the Funds will be perfectly hedged or that the hedging will work as anticipated. Diversification does not assure a profit, nor does it protect against a loss in a declining market.

Must be preceded or accompanied by a prospectus.

Muzinich Funds

Bond ratings are grades given to bonds that indicate their credit quality as determined by a private independent rating service. The firm evaluates a bond issuer’s financial strength, or its ability to pay a bond’s principal and interest in a timely fashion. Ratings are expressed as letters ranging from ‘AAA’ which is the highest grade to ‘D,’ which is the lowest grade. In limited situations when the rating agency has not issued a formal rating, the Advisor will classify the security as non-rated.

Index Definitions:

The ICE BofA Merrill Lynch Global Corporate & High Yield Index (GI00) is an unmanaged index tracking the performance of fixed-rate investment grade and below investment grade corporate debt publicly issued in the major domestic and Eurobond markets. Qualifying currencies include AUD, CAD, EUR, JPY, GBP, and USD. Qualifying issues must meet minimum size requirements denominated in the currency of issue, and must have a remaining term of at least one year to maturity.

The ICE BofA Merrill Lynch BB-B US Cash Pay High Yield Constrained Index (JUC4) contains all securities in The BofA Merrill Lynch US Cash Pay High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%.

The ICE BofA Merrill Lynch 1-3 Year US Corporate & Government Index (B1A0) is a subset of The BofA Merrill Lynch US Corporate & Government Index including all securities with a remaining term to final maturity less than 3 years.

The ICE BofA ML Global High Yield Index (HW00) tracks the performance of USD, CAD, GBP and EUR denominated below investment grade corporate debt publicly issued in the major domestic or eurobond markets. Qualifying securities must have a below investment grade rating (based on an average of Moody’s, S&P and Fitch), at least 18 months to final maturity at the time of issuance, at least one year remaining term to final maturity as of the rebalancing date, a fixed coupon schedule and a minimum amount outstanding of USD 250 million, EUR 250 million, GBP 100 million, or CAD 100 million.

CS Leveraged Loan Index – The CS Leveraged Loan Index is designed to mirror the investable universe of US dollar denominated leveraged loan market.  The index is rebalanced monthly on the last business day of the month instead of daily. Qualifying loans must have a minimum outstanding balance of $100 million for all facilities except TL A facilities (TL A facilities need a minimum outstanding balance of $1 billion), issuers domiciled in developed countries, at least one year long tenor, be rated “5B” or lower, fully funded and priced by a third party vendor at month-end.

Glossary:

U.S. Treasury is a fixed-interest U.S. government debt security with a maturity of more than 10 years.

Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates.

Spreads are the difference between the interest rate received on a bond and the interest rate that would be received at the same time on a similar-duration U.S. government debt security.

Beta is a measure of volatility of a security or portfolio compared to the market as a whole.

Muzinich & Co. is a registered investment adviser. The Muzinich Funds are distributed by Quasar Distributors, LLC.

Credit Opportunities Fund

SECTOR ALLOCATIONS at December 31, 2020 (Unaudited)

Sector	% of Net Assets

Healthcare	10.9%
Banking	10.1%
Telecommunications	8.6%
Automotive & Auto Parts	7.6%
Energy	7.5%
Diversified Financial Services	5.8%
Food/Beverage/Tobacco	5.7%
Cable/Satellite TV	3.5%
Broadcasting	3.2%
Technology	3.1%
Quasi & Foreign Government	3.0%
Homebuilders/Real Estate	2.8%
Utilities	2.3%
Chemicals	2.0%
Containers	2.0%
Metals/Mining	2.0%
Building Materials	1.8%
Transportation Excluding Air/Rail	1.7%
Services	1.5%
Airlines	1.4%
Capital Goods	1.3%
Diversified Media	1.3%
Affiliated Mutual Funds	1.1%
Super Retail	0.8%
Insurance	0.7%
Restaurants	0.7%
Steel	0.7%
Consumer-Products	0.6%
Paper	0.6%
Leisure	0.5%
Aerospace/Defense	0.4%
Food & Drug Retail	0.4%
Gaming	0.4%
Environmental	0.2%
Publishing/Printing	0.2%
Hotels	0.1%
Cash & Equivalents[1]	3.5%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

U.S. High Yield Fund

SECTOR ALLOCATIONS at December 31, 2020 (Unaudited)

Sector	% of Net Assets

Energy	13.7%
Healthcare	10.2%
Telecommunications	7.6%
Cable/Satellite TV	5.6%
Homebuilders/Real Estate	5.6%
Automotive & Auto Parts	5.4%
Broadcasting	5.1%
Diversified Financial Services	3.6%
Metals/Mining	3.3%
Food/Beverage/Tobacco	3.2%
Building Materials	3.1%
Chemicals	3.1%
Gaming	2.7%
Capital Goods	2.5%
Banking	2.4%
Technology	2.4%
Services	2.3%
Super Retail	2.1%
Utilities	1.8%
Airlines	1.6%
Restaurants	1.5%
Leisure	1.4%
Aerospace/Defense	1.2%
Diversified Media	1.1%
Food & Drug Retail	1.0%
Steel	0.9%
Containers	0.7%
Paper	0.6%
Consumer Products	0.5%
Publishing/Printing	0.5%
Insurance	0.4%
Hotels	0.1%
Transportation Excluding Air/Rail	0.1%
Cash & Equivalents[1]	2.7%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Low Duration Fund

SECTOR ALLOCATIONS at December 31, 2020 (Unaudited)

Sector	% of Net Assets

Banking	20.6%
Diversified Financial Services	16.4%
Automotive & Auto Parts	9.4%
Homebuilders/Real Estate	7.6%
Telecommunications	5.4%
Energy	5.1%
Chemicals	3.1%
Technology	2.7%
Healthcare	2.6%
Super Retail	2.3%
Utilities	2.3%
Services	2.2%
Airlines	1.8%
Transportation Excluding Air/Rail	1.8%
Aerospace/Defense	1.3%
Capital Goods	1.3%
Gaming	1.3%
Leisure	1.3%
Affiliated Mutual Funds	1.2%
Food/Beverage/Tobacco	1.1%
Quasi & Foreign Government	1.1%
Collateralized Debt Obligation	0.9%
Food & Drug Retail	0.8%
Building Materials	0.7%
Cable/Satellite TV	0.7%
Diversified Media	0.7%
Insurance	0.6%
Broadcasting	0.5%
Metals/Mining	0.5%
Containers	0.3%
Steel	0.3%
Consumer-Products	0.2%
Publishing/Printing	0.2%
Cash & Equivalents[1]	1.7%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Floating Rate Fund

SECTOR ALLOCATIONS at December 31, 2020 (Unaudited)

Sector	% of Net Assets

Technology	14.8%
Healthcare	12.7%
Services	7.8%
Telecommunications	6.5%
Utilities	5.7%
Capital Goods	5.5%
Automotive & Auto Parts	4.6%
Diversified Financial Services	4.3%
Food/Beverage/Tobacco	4.2%
Diversified Media	4.0%
Gaming	3.1%
Broadcasting	2.5%
Building Materials	2.4%
Consumer Products	2.2%
Insurance	2.2%
Metals/Mining	1.9%
Chemicals	1.8%
Super Retail	1.8%
Cable/Satellite TV	1.7%
Environmental	1.4%
Energy	1.3%
Containers	1.1%
Transportation Excluding Air/Rail	1.1%
Leisure	1.0%
Restaurants	0.9%
Cash & Equivalents[1]	3.5%
Total	100.0%

[1]	Represents cash and other assets in excess of liabilities.

Credit Opportunities Fund

HISTORICAL PERFORMANCE – SUPRA INSTITUTIONAL CLASS

Value of $5,000,000 vs. ICE BofAML Global Corporate & High Yield Index (GI00)
and ICE BofAML Global Corporate & High Yield Index (USD 100% Hedged)
(Unaudited)

Average Annual				Since Inception	Ending Value
Returns for the Periods Ended December 31, 2020	1 Year	3 Year	5 Year	(1/3/2013)	(12/31/2020)
Credit Opportunities Fund – Supra Institutional Class	6.30%	5.67%	5.61%	5.10%	$7,441,731
ICE BofAML Global Corporate &
High Yield Index (GI00)	7.56%	5.74%	6.07%	4.74%	$7,238,713
ICE BofAML Global Corporate &
High Yield Index (USD 100% Hedged)	7.99%	6.45%	6.67%	5.10%	$7,440,929

This chart illustrates the performance of a hypothetical $5,000,000 investment made on January 3, 2013, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

Credit Opportunities Fund

HISTORICAL PERFORMANCE – INSTITUTIONAL CLASS

Value of $1,000,000 vs. ICE BofAML Global Corporate & High Yield Index (GI00)
and ICE BofAML Global Corporate & High Yield Index (USD 100% Hedged)
(Unaudited)

Average Annual				Since Inception	Ending Value
Returns for the Periods Ended December 31, 2020	1 Year	3 Year	5 Year	(10/15/2014)	(12/31/2020)
Credit Opportunities Fund – Institutional Class	6.24%	5.59%	5.54%	4.69%	$1,329,562
ICE BofAML Global Corporate & High Yield Index (GI00)	7.56%	5.74%	6.07%	4.75%	$1,336,436
ICE BofAML Global Corporate &
High Yield Index (USD 100% Hedged)	7.99%	6.45%	6.67%	5.23%	$1,372,621

This chart illustrates the performance of a hypothetical $1,000,000 investment made on October 15, 2014, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

U.S. High Yield Fund

HISTORICAL PERFORMANCE – SUPRA INSTITUTIONAL CLASS

Value of $5,000,000 vs. ICE BofAML BB-B
Cash Pay High Yield Constrained Index (JUC4)
(Unaudited)

Average Annual			Since Inception	Ending Value
Returns for the Periods Ended December 31, 2020	1 Year	3 Year	(3/31/2016)	(12/31/2020)
U.S. High Yield Fund – Supra Institutional Class	6.82%	5.76%	6.60%	$6,775,401
ICE BofAML BB-B Cash Pay
High Yield Constrained Index (JUC4)	6.32%	6.21%	7.80%	$7,132,344

This chart illustrates the performance of a hypothetical $5,000,000 investment made on March 31, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

U.S. High Yield Fund

HISTORICAL PERFORMANCE – INSTITUTIONAL CLASS

Value of $1,000,000 vs. ICE BofAML BB-B
Cash Pay High Yield Constrained Index (JUC4)
(Unaudited)

Average Annual			Since Inception	Ending Value
Returns for the Periods Ended December 31, 2020	1 Year	3 Year	(3/27/2017)	(12/31/2020)
U.S. High Yield Fund – Institutional Class	6.81%	5.73%	6.03%	$1,246,464
ICE BofAML BB-B Cash Pay
High Yield Constrained Index (JUC4)	6.32%	6.21%	6.42%	$1,266,264

This chart illustrates the performance of a hypothetical $1,000,000 investment made on March 27, 2017, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

Low Duration Fund

HISTORICAL PERFORMANCE – SUPRA INSTITUTIONAL CLASS

Value of $5,000,000 vs. ICE BofAML
1-3 Year U.S. Corporate & Government Index (B1A0)
(Unaudited)

Average Annual			Since Inception	Ending Value
Returns for the Periods Ended December 31, 2020	1 Year	3 Year	(6/30/2016)	(12/31/2020)
Low Duration Fund – Supra Institutional Class	2.64%	3.72%	3.69%	$5,885,994
ICE BofAML 1-3 Year U.S. Corporate & Government Index (B1A0)	3.34%	3.01%	2.11%	$5,492,102

This chart illustrates the performance of a hypothetical $5,000,000 investment made on June 30, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

Low Duration Fund

HISTORICAL PERFORMANCE – INSTITUTIONAL CLASS

Value of $1,000,000 vs. ICE BofAML
1-3 Year U.S. Corporate & Government Index (B1A0)
(Unaudited)

Average Annual		Since Inception	Ending Value
Returns for the Periods Ended December 31, 2020	1 Year	(4/30/2019)	(12/31/2020)
Low Duration Fund – Institutional Class	2.70%	3.77%	$1,078,397
ICE BofAML 1-3 Year U.S. Corporate & Government Index (B1A0)	3.34%	3.55%	$1,059,974

This chart illustrates the performance of a hypothetical $1,000,000 investment made on April 30, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

Floating Rate Fund

HISTORICAL PERFORMANCE – INSTITUTIONAL CLASS

Value of $1,000,000 vs. Credit Suisse Leveraged Loan Index
(Unaudited)

Average Annual		Since Inception	Ending Value
Returns for the Periods Ended December 31, 2020	1 Year	(6/29/2018)	(12/31/2020)
Floating Rate Fund – Institutional Class	4.83%	4.21%	$1,108,929
Credit Suisse Leveraged Loan Index	2.78%	3.82%	$1,096,288

This chart illustrates the performance of a hypothetical $1,000,000 investment made on June 29, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains, dividends and return of capital, if applicable, for the Fund and dividends for the index.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2020

Principal
Amount†			Value
CORPORATE BONDS: 84.8%

Aerospace/Defense: 0.2%
		Carrier Global Corp.
	1,100,000	2.700%, 2/15/31	$1,183,921

Airlines: 1.4%
		Delta Air Lines Inc
	1,200,000	3.400%, 4/19/21	1,207,933
	950,000	7.375%, 1/15/26	1,086,099
		Delta Air Lines Inc / SkyMiles IP Ltd
	1,175,000	4.750%, 10/20/28	1,283,955
		Emirates Airline
	1,825,666	4.500%, 2/6/25	1,859,660
		Mileage Plus Holdings LLC /
		Mileage Plus Intellectual
		Property Assets Ltd
	1,975,000	6.500%, 6/20/27	2,126,828
			7,564,475

Automotive & Auto Parts: 6.9%
		Faurecia SE
EUR	1,300,000	3.750%, 6/15/28	1,672,505
		FCA Bank SPA
EUR	750,000	0.250%, 2/28/23	919,902
		Fiat Chrysler Automobiles NV
EUR	1,250,000	3.375%, 7/7/23	1,629,800
		Ford Motor Co
	1,125,000	8.500%, 4/21/23	1,267,993
		Ford Motor Credit Co LLC
	2,725,000	4.063%, 11/1/24	2,866,210
	250,000	4.542%, 8/1/26	267,188
	1,937,000	4.271%, 1/9/27	2,047,167
	750,000	4.125%, 8/17/27	786,562
	1,550,000	4.000%, 11/13/30	1,629,437
		General Motors Co
	1,735,000	5.400%, 10/2/23	1,944,004
	1,650,000	6.125%, 10/1/25	2,003,061
	3,700,000	6.800%, 10/1/27	4,760,152
		General Motors Financial Co Inc
	775,000	5.200%, 3/20/23	850,139
	2,550,000	2.700%, 8/20/27	2,708,438
		Kia Motors Corp
	470,000	3.250%, 4/21/26	515,197
	570,000	3.500%, 10/25/27	621,767
		Nissan Motor Co Ltd
	481,000	3.043%, 9/15/23	503,257
	325,000	3.522%, 9/17/25	348,283
EUR	3,000,000	2.652%, 3/17/26	3,879,894
		Schaeffler AG
EUR	900,000	2.750%, 10/12/25	1,166,962
		Volkswagen International
		Finance NV
EUR	1,900,000	3.500% (5 Year Swap Rate
		EUR + 3.746%), 6/17/25 [1,2,4]	2,454,028
		ZF Finance GmbH
EUR	700,000	3.000%, 9/21/25	887,218
		ZF North America Capital Inc
EUR	1,100,000	2.750%, 4/27/23	1,381,400
			37,110,564

Banking: 9.6%
		ABN AMRO Bank NV
	1,600,000	4.400% (5 Year Swap Rate
		USD + 2.197%), 3/27/28 [1,2]	1,707,577
		Australia & New Zealand
		Banking Group Ltd
	410,000	2.950% (5 Year CMT
		Rate + 1.288%), 7/22/30 [1,2]	432,867
		Banco Bradesco SA
	2,319,000	3.200%, 1/27/25	2,432,075
		Banco Daycoval SA
	850,000	4.250%, 12/13/24	886,389
		Banco do Brasil SA
	971,000	4.750%, 3/20/24	1,046,253
		Bancolombia SA
	500,000	4.875% (5 Year CMT
		Rate + 2.929%), 10/18/27 [1,2]	516,400
		Bank Leumi Le-Israel BM
	2,180,000	3.275% (5 Year CMT
		Rate + 1.631%), 1/29/31 [1,2]	2,269,925
		Bank of Ireland Group PLC
	2,075,000	4.125% (5 Year CMT
		Rate + 2.500%), 9/19/27 [1,2]	2,114,069
		Bank of New Zealand
	2,050,000	3.500%, 2/20/24	2,229,585
		Barclays Bank PLC
EUR	1,305,000	6.000%, 1/14/21	1,596,627
EUR	1,875,000	6.625%, 3/30/22	2,480,563
		BBVA Bancomer SA/Texas
	1,282,000	1.875%, 9/18/25	1,296,423
		BPCE SA
	2,400,000	4.500%, 3/15/25	2,716,138
		Caixa Geral de Depositos SA
EUR	900,000	5.750% (5 Year Swap Rate
		EUR + 5.500%), 6/28/28 [1,2]	1,210,498
		CaixaBank SA
EUR	2,400,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1,2]	3,068,937
		CaixaBank SA
EUR	1,000,000	6.750%, 12/13/69 [2]	1,353,884
		Commerzbank AG
EUR	1,800,000	7.750%, 3/16/21	2,230,784
		Danske Bank A/S
EUR	480,000	2.500% (5 Year Swap Rate
		EUR + 2.500%), 6/21/29 [1,2]	621,337

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.8% (Continued)

Banking: 9.6% (Continued)
		Deutsche Bank AG
	4,100,000	2.222% (SOFR + 2.159%),
		9/18/24 [1,2]	$4,220,598
	1,000,000	2.129% (SOFR + 1.870%),
		11/24/26 [1,2]	1,023,912
	1,250,000	4.296% (5 Year Swap Rate
		USD + 2.248%), 5/24/28 [1,2]	1,288,732
		Emirates NBD Bank PJSC
	860,000	2.625%, 2/18/25	907,730
		Global Bank Corp
	800,000	5.250% (3 Month LIBOR
		USD + 3.300%), 4/16/29 [1,2]	875,500
		Ibercaja Banco SA
EUR	1,100,000	2.750% (5 Year Swap Rate
		EUR + 2.882%), 7/23/30 [1,2]	1,307,878
		ING Groep NV
	600,000	4.700% (5 Year Swap Rate
		USD + 1.938%), 3/22/28 [1,2]	643,366
		Itau Unibanco Holding SA
	450,000	5.125%, 5/13/23	481,050
		National Australia Bank Ltd
	2,000,000	3.933% (5 Year CMT
		Rate + 1.880%), 8/2/34 [1,2]	2,250,177
		QNB Finance Ltd
	970,000	2.625%, 5/12/25	1,023,479
		Shinhan Bank Co Ltd
	1,000,000	4.000%, 4/23/29	1,138,195
		Societe Generale SA
EUR	2,200,000	1.375% (5 Year Swap Rate
		EUR + 0.900%), 2/23/28 [1,2]	2,734,838
		Standard Chartered Plc
	1,300,000	3.516% (5 Year CMT
		Rate + 1.850%), 2/12/30 [1,2]	1,361,147
		UniCredit SpA
	1,175,000	5.861% (5 Year Mid Swap
		Rate USD + 3.703%), 6/19/32 [1,2]	1,325,688
		Volksbank Wien AG
EUR	800,000	2.750% (5 Year Swap Rate
		EURIBOR + 2.550%), 10/6/27 [1,2]	979,728
			51,772,349

Broadcasting: 3.0%
		Gray Television Inc
	1,400,000	4.750%, 10/15/30	1,428,875
		Netflix Inc
	1,050,000	5.375%, 11/15/29	1,239,000
		Nexstar Broadcasting Inc
	1,975,000	4.750%, 11/1/28	2,070,047
		Scripps Escrow II, Inc.
	1,150,000	3.875%, 1/15/29	1,197,311
		Sinclair Television Group, Inc.
	950,000	4.125%, 12/1/30	973,850
		Sirius XM Radio Inc
	1,425,000	3.875%, 8/1/22	1,448,156
		TEGNA Inc
	1,400,000	4.750%, 3/15/26	1,496,670
	2,425,000	4.625%, 3/15/28	2,484,110
	3,475,000	5.000%, 9/15/29	3,674,317
			16,012,336

Building Materials: 1.7%
		Cemex SAB de CV
EUR	910,000	2.750%, 12/5/24	1,125,571
	900,000	7.375%, 6/5/27	1,025,325
	640,000	5.200%, 9/17/30	702,560
	500,000	5.200%, 9/17/30	548,875
		Martin Marietta Materials Inc
	1,375,000	4.250%, 7/2/24	1,534,665
		Masco Corp
	1,550,000	2.000%, 10/1/30	1,580,135
		Standard Industries Inc
	800,000	4.375%, 7/15/30	857,012
		WESCO Distribution Inc
	1,525,000	7.125%, 6/15/25	1,679,262
			9,053,405

Cable/Satellite TV: 2.8%
		CCO Holdings LLC /
		CCO Holdings Capital Corp
	2,925,000	5.000%, 2/1/28	3,096,112
	2,050,000	4.750%, 3/1/30	2,214,513
	1,875,000	4.250%, 2/1/31	1,978,331
	1,925,000	4.500%, 5/1/32	2,057,767
		CSC Holdings LLC
	1,575,000	5.750%, 1/15/30	1,728,570
	1,450,000	4.125%, 12/1/30	1,517,570
	2,000,000	4.625%, 12/1/30	2,090,270
		Radiate Holdco LLC /
		Radiate Finance Inc
	325,000	4.500%, 9/15/26	335,969
		UPCB Finance VII Ltd.
EUR	275,000	3.625%, 6/15/29	349,474
			15,368,576

Capital Goods: 1.1%
		Alfa SAB de CV
	1,500,000	5.250%, 3/25/24	1,656,390
		KION Group AG
EUR	1,300,000	1.625%, 9/24/25	1,646,079
		Westinghouse Air Brake
		Technologies Corp
	1,900,000	4.400%, 3/15/24 [2]	2,081,447
		Xylem Inc
	700,000	1.950%, 1/30/28	738,575
			6,122,491

Chemicals: 2.0%
		Alpek SAB de CV
	2,800,000	4.250%, 9/18/29	3,073,770

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.8% (Continued)

Chemicals: 2.0% (Continued)
		Equate Petrochemical BV
	500,000	4.250%, 11/3/26	$558,767
		Ingevity Corp
	975,000	3.875%, 11/1/28	984,141
		MEGlobal Canada ULC
	500,000	5.000%, 5/18/25	563,835
	500,000	5.875%, 5/18/30	625,000
		Orbia Advance Corp SAB de CV
	1,000,000	4.000%, 10/4/27	1,109,560
		Sherwin-Williams Co
	650,000	3.450%, 6/1/27	734,947
	1,150,000	2.300%, 5/15/30	1,202,907
		UPL Corp Ltd
	1,822,000	4.500%, 3/8/28	1,940,828
			10,793,755

Consumer-Products: 0.3%
		Church & Dwight Co Inc
	900,000	3.150%, 8/1/27	998,841
		Kimberly-Clark de
		Mexico SAB de CV
	720,000	2.431%, 7/1/31	745,124
			1,743,965

Containers: 2.0%
		Ardagh Packaging Finance PLC /
		Ardagh Holdings USA Inc
	537,000	6.000%, 2/15/25	557,003
EUR	1,525,000	2.125%, 8/15/26	1,870,923
		Ardagh Pkg Fin/hldgs Usa
	300,000	4.125%, 8/15/26	313,875
		Ball Corp
EUR	1,550,000	1.500%, 3/15/27	1,949,500
		Berry Global Inc
	589,000	5.125%, 7/15/23	597,099
	550,000	4.875%, 7/15/26	591,379
		Berry Global Inc
	925,000	1.570%, 1/15/26	934,528
		Crown European Holdings SA
EUR	1,900,000	0.750%, 2/15/23	2,320,192
		Klabin Austria GmbH
	280,000	5.750%, 4/3/29	325,993
		Reynolds Group Issuer Inc /
		Reynolds Group Issuer LLC /
		Reynolds Group Issuer Lu
	20,000	5.125%, 7/15/23	20,256
		Sealed Air Corp
EUR	325,000	4.500%, 9/15/23	433,648
		Silgan Holdings Inc
EUR	500,000	2.250%, 6/1/28	621,492
			10,535,888

Diversified Financial Services: 5.6%
		Alliance Data Systems Corp
	1,200,000	4.750%, 12/15/24	1,214,250
		CIT Group Inc
	1,800,000	5.000%, 8/15/22	1,910,592
		Credit Suisse AG
	700,000	6.500%, 8/8/23	790,049
		Credit Suisse Group AG
	1,500,000	7.500% (5 Year Swap Rate
		USD + 4.598%), 12/11/23 [1,2,4]	1,673,699
		Grupo de Inversiones
		Suramericana SA
	1,500,000	5.500%, 4/29/26	1,713,248
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	1,200,000	4.750%, 9/15/24	1,248,378
		ICD Funding Ltd
	3,000,000	3.223%, 4/28/26	3,022,950
		Intrum AB
EUR	1,175,000	4.875%, 8/15/25	1,491,053
		Macquarie Bank Ltd
	667,000	6.625%, 4/7/21	677,428
		MDGH – GMTN BV
EUR	760,000	3.625%, 5/30/23	1,016,279
	790,000	2.500%, 5/21/26	840,339
		OneMain Finance Corp
	1,000,000	7.750%, 10/1/21	1,053,750
	625,000	6.125%, 3/15/24	683,594
		Power Finance Corp Ltd
	2,000,000	3.950%, 4/23/30	2,140,700
		Refinitiv US Holdings Inc
EUR	1,350,000	4.500%, 5/15/26	1,739,520
		SoftBank Group Corp
	300,000	5.375%, 7/30/22	312,934
EUR	3,025,000	4.000%, 4/20/23	3,866,015
		SPARC EM SPC Panama
		Metro Line 2 SP
	75,278	N/A%, 12/5/22 [3]	73,491
		UBS AG
	3,400,000	5.125%, 5/15/24	3,756,150
		UBS Group AG
	1,100,000	7.000% (5 Year Swap Rate
		USD + 4.866%), 12/29/49 [1,2,4]	1,254,688
			30,479,107

Diversified Media: 1.1%
		Adevinta ASA
EUR	1,575,000	2.625%, 11/15/25	1,970,265
EUR	200,000	3.000%, 11/15/27	253,425
		Cable One Inc
	1,850,000	4.000%, 11/15/30	1,925,156
		Prosus NV
	1,760,000	5.500%, 7/21/25	2,027,256
			6,176,102

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.8% (Continued)

Energy: 7.4%
		Apache Corp
	700,000	4.875%, 11/15/27	$743,050
		Blue Racer Midstream LLC /
		Blue Racer Finance Corp.
	775,000	7.625%, 12/15/25	827,312
		BP Capital Markets Plc
EUR	1,250,000	3.250% (5 Year Swap Rate
		EUR + 3.880%), 3/22/26 [1,2,4]	1,632,038
EUR	775,000	3.625% (5 Year Swap Rate
		EUR + 4.120%), 3/22/29 [1,2,4]	1,037,900
		Cheniere Energy Partners LP
	300,000	5.625%, 10/1/26	312,510
		Continental Resources Inc
	1,800,000	5.750%, 1/15/31	2,001,339
		Ecopetrol SA
	1,000,000	6.875%, 4/29/30	1,292,500
		Energy Transfer Operating LP
	775,000	3.750%, 5/15/30	836,928
		EQT Corp
	1,100,000	7.875%, 2/1/25 [2]	1,254,160
		Harvest Midstream I LP
	1,450,000	7.500%, 9/1/28	1,546,063
		Leviathan Bond Ltd
	630,000	5.750%, 6/30/23	674,100
	775,000	6.125%, 6/30/25	854,438
	870,000	6.500%, 6/30/27	983,100
		Occidental Petroleum Corp
	1,375,000	3.500%, 8/15/29	1,260,559
		Occidental Petroleum Corp
	350,000	5.500%, 12/1/25	365,570
		Oleoducto Central SA
	2,449,000	4.000%, 7/14/27	2,660,863
		Petrobras Global Finance BV
	3,077,000	7.375%, 1/17/27	3,814,218
	3,600,000	5.093%, 1/15/30	4,027,500
		Plains All American Pipeline LP /
		PAA Finance Corp
	2,025,000	3.600%, 11/1/24	2,160,315
	531,000	3.800%, 9/15/30	571,535
		Rockies Express Pipeline LLC
	2,425,000	3.600%, 5/15/25	2,504,346
	1,675,000	4.950%, 7/15/29	1,745,342
	1,925,000	4.800%, 5/15/30	1,978,014
		Sabine Pass Liquefaction LLC
	2,275,000	5.625%, 4/15/23 [2]	2,500,838
		Targa Resources Partners LP /
		Targa Resources Partners
		Finance Corp
	775,000	4.250%, 11/15/23	780,894
		Williams Cos Inc
	1,500,000	4.000%, 9/15/25	1,704,850
			40,070,282

Environmental: 0.2%
		Covanta Holding Corp
	450,000	5.000%, 9/1/30	482,034
		GFL Environmental Inc
	800,000	3.750%, 8/1/25	821,500
			1,303,534

Food & Drug Retail: 0.4%
		Albertsons Cos Inc /
		Safeway Inc / New Albertsons LP /
		Albertsons LLC
	1,525,000	4.625%, 1/15/27	1,623,828
		Ingles Markets Inc
	560,000	5.750%, 6/15/23	567,344
			2,191,172

Food/Beverage/Tobacco: 4.9%
		BRF SA
	1,200,000	4.750%, 5/22/24	1,291,386
	1,062,000	4.875%, 1/24/30	1,154,272
		Bunge Ltd Finance Corp
	1,200,000	1.630%, 8/17/25	1,241,030
		Constellation Brands Inc
	2,250,000	4.750%, 11/15/24	2,586,176
	1,160,000	4.750%, 12/1/25	1,375,596
		General Mills Inc
	1,150,000	2.875%, 4/15/30	1,277,157
		Grupo Bimbo SAB de CV
	2,200,000	3.875%, 6/27/24	2,413,180
		Herbalife Nutrition Ltd /
		HLF Financing Inc
	1,950,000	7.875%, 9/1/25	2,132,812
		J M Smucker Co
	1,800,000	2.375%, 3/15/30	1,909,166
		Kraft Heinz Foods Co
	1,175,000	4.375%, 6/1/46	1,273,258
		Kraft Heinz Foods Co
	325,000	3.875%, 5/15/27	350,621
		MARB BondCo PLC
	1,479,000	7.000%, 3/15/24	1,517,839
		Post Holdings Inc
	1,200,000	5.750%, 3/1/27	1,272,750
	1,200,000	4.625%, 4/15/30	1,263,852
		Sigma Alimentos S.A. de CV
	1,048,000	4.125%, 5/2/26	1,159,298
		Sysco Corp
	1,550,000	5.950%, 4/1/30	2,039,744
		Sysco Corp.
	1,325,000	6.600%, 4/1/50	2,043,945
			26,302,082

Gaming: 0.2%
		Caesars Entertainment Inc
	1,200,000	6.250%, 7/1/25	1,279,506

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.8% (Continued)

Healthcare: 9.7%
		AbbVie, Inc.
	1,400,000	2.950%, 11/21/26	$1,549,419
		AMN Healthcare Inc
	1,225,000	4.625%, 10/1/27	1,285,570
		Bausch Health Cos Inc
	3,525,000	6.125%, 4/15/25	3,636,601
	1,925,000	5.750%, 8/15/27	2,068,172
	1,900,000	6.250%, 2/15/29	2,066,611
	950,000	5.250%, 1/30/30	998,564
		Becton Dickinson and Co
	1,075,000	3.363%, 6/6/24	1,169,150
	1,125,000	2.823%, 5/20/30	1,237,985
		Centene Corp
	1,000,000	5.375%, 6/1/26	1,055,960
	1,000,000	5.375%, 8/15/26	1,058,750
	1,975,000	3.000%, 10/15/30	2,095,771
		Cigna Corp
	1,625,000	2.400%, 3/15/30	1,734,008
		CVS Health Corp
	2,050,000	3.000%, 8/15/26	2,271,213
	2,475,000	1.300%, 8/21/27	2,488,031
	720,000	4.300%, 3/25/28	857,298
	1,575,000	3.250%, 8/15/29	1,775,789
	1,125,000	3.750%, 4/1/30	1,310,769
		Grifols SA
EUR	2,100,000	1.625%, 2/15/25	2,576,994
		HCA Inc
	1,000,000	5.875%, 5/1/23	1,100,205
	2,075,000	5.250%, 4/15/25	2,424,357
	1,200,000	3.500%, 9/1/30	1,276,093
		Health Care Service Corp A
		Mutual Legal Reserve Co
	1,625,000	2.200%, 6/1/30	1,702,076
		IQVIA Inc
EUR	2,025,000	3.250%, 3/15/25	2,506,295
		Legacy LifePoint Health LLC
	350,000	6.750%, 4/15/25	376,708
	625,000	4.375%, 2/15/27	627,344
		Molina Healthcare Inc
	2,950,000	5.375%, 11/15/22 [2]	3,128,844
		MPH Acquisition Holdings LLC
	1,675,000	5.750%, 11/1/28	1,648,284
		Prime Healthcare Services Inc
	925,000	7.250%, 11/1/25	983,969
		Providence Service Corp/The
	350,000	5.875%, 11/15/25	370,781
		Select Medical Corp
	625,000	6.250%, 8/15/26	674,038
		Tenet Healthcare Corp
	675,000	4.625%, 7/15/24	692,564
	950,000	7.500%, 4/1/25	1,039,219
		Teva Pharmaceutical Finance Co BV
	1,050,000	3.650%, 11/10/21	1,066,081
		Teva Pharmaceutical Finance IV BV
	1,000,000	3.650%, 11/10/21	1,014,775
		Upjohn Inc
	775,000	1.650%, 6/22/25	802,425
			52,670,713

Homebuilders/Real Estate: 2.8%
		Crown Castle International Corp
	1,350,000	3.650%, 9/1/27	1,526,331
		Equinix Inc
EUR	700,000	2.875%, 2/1/26	870,500
	1,925,000	1.800%, 7/15/27	1,984,557
		HAT Holdings I LLC /
		HAT Holdings II LLC
	1,450,000	3.750%, 9/15/30 [1]	1,511,625
		Howard Hughes Corp
	825,000	5.375%, 8/1/28	888,834
		Iron Mountain Inc
	1,175,000	4.500%, 2/15/31	1,232,281
		MasTec Inc
	1,050,000	4.500%, 8/15/28	1,103,812
		Outfront Media Capital LLC /
		Outfront Media Capital Corp
	1,475,000	5.625%, 2/15/24	1,497,280
		Samhallsbyggnadsbolaget
		i Norden AB
EUR	1,100,000	2.625% (5 Year Swap Rate
		EUR + 3.227%), 12/14/25 [1,2,4]	1,339,057
		SBA Communications Corp
	1,850,000	4.875%, 9/1/24	1,899,913
		Shimao Group Holdings Ltd
	1,000,000	4.750%, 7/3/22	1,024,500
			14,878,690

Hotels: 0.1%
		Park Intermediate Holdings LLC /
		PK Domestic Property LLC /
		PK Finance Co-Issuer
	600,000	5.875%, 10/1/28	640,125

Leisure: 0.5%
		Carnival Corp
	1,150,000	11.500%, 4/1/23	1,331,901
		Expedia Group, Inc.
	1,100,000	5.000%, 2/15/26	1,233,156
			2,565,057

Metals/Mining: 2.0%
		Alcoa Nederland Holding BV
	2,000,000	5.500%, 12/15/27	2,191,040
		AngloGold Ashanti Holdings Plc
	500,000	3.750%, 10/1/30	538,520

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.8% (Continued)

Metals/Mining: 2.0% (Continued)
		AngloGold Ashanti Holdings PLC
	938,000	6.500%, 4/15/40	$1,180,691
		Corp Nacional del Cobre de Chile
EUR	1,610,000	2.250%, 7/9/24	2,116,380
		Gold Fields Orogen
		Holdings BVI Ltd
	900,000	6.125%, 5/15/29	1,095,750
		Nexa Resources SA
	492,000	5.375%, 5/4/27	547,601
		Novelis Corp
	1,889,000	5.875%, 9/30/26	1,976,366
		Orano SA
EUR	1,000,000	2.750%, 3/8/28	1,286,084
			10,932,432

Paper: 0.6%
		Inversiones CMPC SA
	1,200,000	4.375%, 4/4/27	1,369,872
	960,000	3.850%, 1/13/30	1,076,880
		Suzano Austria GmbH
	800,000	6.000%, 1/15/29	963,508
			3,410,260

Quasi & Foreign Government: 3.0%
		Abu Dhabi Government
		International Bond
	1,818,000	2.500%, 9/30/29	1,966,012
		Colombia Government
		International Bond
	2,000,000	3.000%, 1/30/30	2,099,770
		Dubai DOF Sukuk Ltd
	1,300,000	2.763%, 9/9/30	1,317,017
		Indian Railway Finance Corp Ltd
	1,450,000	3.730%, 3/29/24	1,548,876
	1,175,000	3.249%, 2/13/30	1,253,625
		Indonesia Government
		International Bond
	2,200,000	4.750%, 2/11/29	2,670,941
		Mexico Government
		International Bond
	2,300,000	4.500%, 4/22/29	2,704,513
		Panama Government
		International Bond
	1,000,000	3.160%, 1/23/30	1,109,385
		Romanian Government
		International Bond
EUR	1,000,000	3.875%, 10/29/35	1,499,273
			16,169,412

Restaurants: 0.4%
		1011778 BC ULC /
		New Red Finance Inc
	529,000	4.250%, 5/15/24	540,109
	1,700,000	4.000%, 10/15/30	1,724,956
			2,265,065

Services: 0.8%
		Aramark Services Inc
	975,000	6.375%, 5/1/25	1,043,250
		New Oriental Education &
		Technology Group Inc
	1,375,000	2.125%, 7/2/25	1,364,756
		Techem Verwaltungsgesellschaft
		675 mbH
EUR	1,200,000	2.000%, 7/15/25	1,461,354
		Williams Scotsman International Inc
	375,000	4.625%, 8/15/28	388,828
			4,258,188

Steel: 0.7%
		ArcelorMittal SA
EUR	1,100,000	1.000%, 5/19/23	1,357,801
		Gerdau Trade Inc
	1,850,000	4.875%, 10/24/27	2,148,331
			3,506,132

Super Retail: 0.7%
		Advance Auto Parts Inc
	1,350,000	1.750%, 10/1/27	1,373,178
		Hanesbrands Inc
	1,525,000	5.375%, 5/15/25	1,615,387
		JSM Global Sarl
	400,000	4.750%, 10/20/30	431,254
		Meituan
	320,000	2.125%, 10/28/25	325,434
			3,745,253

Technology: 1.4%
		Broadcom Inc
	2,125,000	3.150%, 11/15/25	2,322,988
		J2 Global Inc
	1,600,000	4.625%, 10/15/30	1,691,000
		Logan Merger Sub Inc
	600,000	5.500%, 9/1/27	629,250
		NXP BV / NXP Funding LLC /
		NXP USA Inc
	900,000	2.700%, 5/1/25	969,450
	900,000	3.150%, 5/1/27	993,136
	1,025,000	3.400%, 5/1/30	1,164,664
			7,770,488

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 84.8% (Continued)

Telecommunications: 7.7%
		America Movil SAB de CV
	1,400,000	3.625%, 4/22/29	$1,584,548
		AT&T Inc
	700,000	2.300%, 6/1/27	747,447
		Cablevision Lightpath LLC
	325,000	3.875%, 9/15/27	327,438
		CenturyLink Inc
	2,575,000	5.125%, 12/15/26	2,722,844
		CenturyLink Inc
	1,625,000	4.500%, 1/15/29	1,656,484
		Level 3 Financing Inc
	1,300,000	5.375%, 1/15/24	1,314,878
	3,325,000	3.400%, 3/1/27	3,627,359
	2,475,000	3.875%, 11/15/29	2,754,267
		Ooredoo International Finance Ltd
	950,000	5.000%, 10/19/25	1,110,023
		PPF Telecom Group BV
EUR	1,225,000	3.500%, 5/20/24	1,589,109
EUR	850,000	2.125%, 1/31/25	1,059,164
		SES SA
EUR	1,825,000	5.625% (5 Year Swap Rate
		EUR + 5.401%), 1/29/24 [1,2,4]	2,457,607
		Sprint Corp
	1,850,000	7.125%, 6/15/24	2,166,831
		TalkTalk Telecom Group PLC
GBP	700,000	3.875%, 2/20/25	936,910
		Telecom Italia SPA
EUR	850,000	2.750%, 4/15/25	1,090,435
EUR	400,000	2.875%, 1/28/26	518,534
		Telefonica Europe BV
EUR	1,000,000	5.875% (10 Year Swap Rate
		EUR + 4.301%), 3/31/24 [1,2,4]	1,377,402
EUR	700,000	3.875% (8 Year Swap Rate
		EUR + 2.967%), 6/22/26 [1,2,4]	924,631
		T-Mobile USA Inc
	1,000,000	6.000%, 3/1/23	1,002,500
	1,000,000	6.000%, 4/15/24	1,013,510
	2,800,000	3.750%, 4/15/27	3,191,440
	2,675,000	3.875%, 4/15/30	3,101,529
	675,000	3.000%, 2/15/41	701,051
		Vmed O2 UK Financing I PLC
GBP	1,710,000	4.000%, 1/31/29	2,397,592
		Vodafone Group PLC
EUR	1,075,000	2.625% (5 Year Swap Rate
		EUR + 3.002%), 8/27/80 [1,2]	1,353,307
EUR	750,000	3.000% (5 Year Swap Rate
		EUR + 3.227%), 8/27/80 [1,2]	959,181
			41,686,021

Transportation Excluding Air/Rail: 1.7%
		Abertis Infraestructuras Finance BV
EUR	1,200,000	3.248% (5 Year Swap Rate
		EUR + 3.694%), 11/24/25 [1,2,4]	1,523,511
		Autostrade per l’Italia SpA
EUR	1,075,000	1.625%, 6/12/23	1,315,903
		DP World Crescent Ltd
	1,850,000	4.848%, 9/26/28	2,154,556
		DP World PLC
EUR	2,240,000	2.375%, 9/25/26	2,865,849
		Q-Park Holding I BV
EUR	1,025,000	2.000% (3 Month
		EURIBOR + 2.000%), 3/1/26 [1]	1,215,401
			9,075,220
Utilities: 1.9%
		Calpine Corp
	525,000	4.625%, 2/1/29	540,634
	525,000	5.000%, 2/1/31	549,413
		Electricite de France SA
EUR	2,200,000	2.875% (5 Year Swap Rate
		EUR + 3.373%), 12/15/26 [1,2,4]	2,832,772
		Israel Electric Corp Ltd
	2,217,000	4.250%, 8/14/28	2,566,177
		National Central Cooling Co PJSC
	1,600,000	2.500%, 10/21/27	1,626,424
		NextEra Energy
		Operating Partners LP
	1,925,000	4.250%, 7/15/24	2,062,156
			10,177,576
TOTAL CORPORATE BONDS
(Cost $432,026,960)			458,814,142

CONVERTIBLE BONDS: 0.5%

Banking: 0.5%
		Societe Generale SA
	2,400,000	5.000%, 1/17/24	2,651,814

TOTAL CONVERTIBLE BONDS
(Cost $2,610,079)			2,651,814

Shares
AFFILIATED MUTUAL FUNDS: 1.1%
	604,708	Muzinich High Income
		Floating Rate Fund –
		Institutional Class	5,992,656

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $6,000,000)			5,992,656
The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount$		Value
BANK LOANS: 10.1%

Aerospace/Defense: 0.2%
	TransDigm Inc
1,243,719	2.397% (1 Month
	LIBOR + 2.250%), 12/9/25 [1,5]	$1,221,891

Automotive & Auto Parts: 0.7%
	Clarios Global LP
1,221,213	3.647% (1 Month
	LIBOR + 3.500%), 4/30/26 [1,5]	1,219,430
	First Brands Group LLC
1,242,113	8.500% (3 Month
	LIBOR + 7.500%), 2/2/24 [1,5]	1,240,952
	Wheel Pros T/L (10/20)
1,050,000	6.250% (1 Month
	LIBOR + 5.250%), 11/8/27 [1,5]	1,036,350
		3,496,732

Broadcasting: 0.2%
	EW Scripps Co
1,243,703	2.647% (1 Month
	LIBOR + 2.500%), 5/1/26 [1,5]	1,233,206

Building Materials: 0.1%
	LBM Acquisition LLC
325,000	4.500%, 12/31/27 [1,5,6,7]	325,406
	LBM Delayed Draw T/L
72,222	4.500%, 12/31/27 [1,5,6,7]	72,313
		397,719

Cable/Satellite TV: 0.7%
	CSC Holdings LLC
1,243,557	2.409% (1 Month
	LIBOR + 2.250%), 7/17/25 [1,5]	1,228,012
	UPC Financing Partnership
625,000	3.673% (3 Month
	LIBOR + 3.500%), 1/31/29 [1,5]	627,891
625,000	3.677% (3 Months
	LIBOR + 3.500%), 1/31/29 [1,5]	627,891
	Virgin Media Bristol LLC
1,250,000	3.500%, 1/31/29 [1,5,6,7]	1,251,725
		3,735,519

Capital Goods: 0.2%
	Arvos BidCo Sarl
500,000	5.500%, 8/30/21 [1,5,6,7]	415,000
	Raymond Bartlett
	Snow Holding LLC
500,000	5.500%, 8/30/21 [1,5,6,7]	415,000
		830,000

Consumer-Products: 0.3%
	Energizer Holdings, Inc.
689,167	2.750% (1 Month
	LIBOR + 2.250%), 12/16/27 [1,4]	690,462
500,000	2.750%, 12/16/27 [1,5,6,7]	500,940
	Kronos Acquisition Holdings, Inc.
450,000	5.250%, 12/31/26 [1,5,6,7]	451,584
		1,642,986

Diversified Financial Services: 0.2%
	Refinitiv US Holdings Inc
1,243,655	3.397% (1 Month
	LIBOR + 3.250%), 10/1/25 [1,5]	1,243,400

Diversified Media: 0.2%
	Clear Channel Outdoor Holdings B
1,246,843	3.714% (3 Month
	LIBOR + 3.500%), 8/21/26 [1,5]	1,203,534

Energy: 0.1%
	Consolidated Energy Finance SA
696,429	2.645% (1 Month
	LIBOR + 2.500%), 5/7/25 [1,5]	667,701

Food/Beverage/Tobacco: 0.8%
	Froneri US Inc
1,243,750	2.397% (1 Month
	LIBOR +2.250%), 1/29/27 [1,5]	1,233,800
	Upfield USA Corp.
1,994,885	3.369%, 3/7/25 [1,5,6,7]	1,983,035
	US Foods Inc
1,243,703	2.147% (1 Month
	LIBOR + 2.000%), 9/14/26 [1,5]	1,226,602
		4,443,437

Gaming: 0.2%
	Caesars Resort Collection LLC
1,243,590	2.897% (1 Month
	LIBOR + 2.750%), 12/23/24 [1,5]	1,223,077

Healthcare: 1.2%
	Auris Luxembourg III SARL
1,243,672	3.897% (1 Month
	LIBOR + 3.750%), 2/27/26 [1,5]	1,204,807
	Carestream Health, Inc.
1,250,000	7.750%, 5/8/23 [1,5,6,7]	1,232,812
	MPH Acquisition Holdings LLC
1,079,797	3.750%, 6/7/23 [1,5,6,7]	1,076,849
	Pluto Acquisition I, Inc.
350,000	5.500%, 6/22/26 [1,5,6,7]	351,313
	Sedgwick Claims Management
	Services Inc
1,169,036	3.397% (1 Month
	LIBOR + 3.250%), 12/31/25 [1,5]	1,152,722

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount$		Value
BANK LOANS: 10.1% (Continued)

Healthcare: 1.2% (Continued)
	US Outpatient/
	US Radiology (12/20) T/L
1,500,000	6.250% (3 Month
	LIBOR + 5.500%), 12/10/27 [1,5]	$1,493,902
		6,512,405

Insurance: 0.7%
	Acrisure T/L B
1,246,859	3.647% (1 Month
	LIBOR + 3.500%), 2/16/27 [1,5]	1,226,860
	AssuredPartners Inc
1,243,719	3.647% (1 Month
	LIBOR + 3.500%), 2/12/27 [1,5]	1,227,488
	USI Holdings
1,243,573	3.254% (3 Month
	LIBOR + 3.000%), 5/16/24 [1,5]	1,227,898
		3,682,246

Publishing/Printing: 0.2%
	Meredith
1,000,000	2.646%, 1/31/25 [1,5,6,7]	991,875

Restaurants: 0.3%
	1011778 BC Unlimited
	Liability Company
1,243,719	1.897% (1 Month
	LIBOR + 1.750%), 11/19/26 [1,5]	1,228,564
	IRB Holding Corp.
300,000	4.250%, 11/19/27 [1,5,6,7]	300,891
	Zaxby’s Operating
	Company T/L
325,000	4.500% (1 Month
	LIBOR + 3.750), 12/28/27 [1,5]	326,219
		1,855,674

Services: 0.7%
	Aramark Services Inc
1,243,734	1.895% (1 Month
	LIBOR + 1.750), 1/15/27 [1,5]	1,231,496
	Revint Intermediate II LLC
1,500,000	5.750% (1 Month
	LIBOR + 5.000%), 10/15/27 [1,5]	1,486,875
	Summer BC Holdco B SARL
1,250,000	4.980%, 12/4/26 [1,5,6,7]	1,232,287
		3,950,658

Super Retail: 0.1%
	CP Atlas Buyer, Inc.
350,000	5.250% (3 Month
	LIBOR + 4.500%), 11/23/27 [1,5]	351,181
100,000	5.250% (3 Month
	LIBOR + 4.500%), 11/23/27 [1,5]	100,338
		451,519

Technology: 1.7%
	Ahead Data Blue, LLC
1,250,000	6.000% (3 Month
	LIBOR + 5.000%), 10/13/27 [1,5]	1,232,812
	CT Technologies T/L
625,000	6.000% (1 Month
	LIBOR + 5.000%), 12/10/25 [1,5]	624,219
	Dawn Acquisition LLC
1,596,193	4.004% (3 Month
	LIBOR + 3.750%), 12/31/25 [1,5]	1,473,318
	DCert Buyer (Digicert)
1,246,859	4.146%, 10/16/26 [1,5,6,7]	1,247,638
	LogMeIn Inc
1,250,000	4.903% (1 Month
	LIBOR + 4.750%), 8/31/27 [1,5]	1,248,444
	Plantronics Inc
1,250,000	2.646% (1 Month
	LIBOR + 2.500%), 7/2/25 [1,5]	1,225,875
	Surf Holdings LLC
1,243,750	3.726% (3 Month
	LIBOR + 3.500%), 3/5/27 [1,5]	1,234,733
	Synamedia Americas Holdings Inc
926,273	6.220% (3 Months
	LIBOR + 6.000%), 10/31/24 [1,5]	840,593
		9,127,632

Telecommunications: 0.9%
	Altice Financing SA
2,500,000	2.909%, 7/15/25 [1,5,6,7]	2,453,787
	Centurylink T/L B (1/20)
1,246,851	2.397% (1 Month
	LIBOR + 2.250%), 3/15/27 [1,5]	1,235,630
	Consolidated Communications Inc
349,125	5.750% (1 Month
	LIBOR + 4.750%), 10/4/27 [1,5]	351,366
	Telesat Canada
1,024,724	2.900% (1 Month
	LIBOR + 2.750%), 12/7/26 [1,5]	1,017,326
		5,058,109

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount$		Value

Utilities: 0.4%
	Edgewater Generation LLC
1,236,272	3.896% (1 Month
	LIBOR + 3.750%), 12/12/25 [1,5]	$1,214,557
	Exgen Renewables IV LLC
675,000	3.750% (3 Months
	LIBOR + 2.750%), 12/11/27 [1,5]	676,013
		1,890,570
TOTAL BANK LOANS
(Cost $54,124,367)		54,859,890
TOTAL INVESTMENTS IN SECURITIES: 96.5%
(Cost $494,761,406)		522,318,502
Other Assets in Excess of Liabilities: 3.5%		18,807,337
TOTAL NET ASSETS: 100.0%		$541,125,839

†	In U.S. Dollars unless otherwise indicated.
CMT – United States Constant Maturity Treasury Note
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on December 31, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on December 31, 2020. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
[3]	Zero coupon security.
[4]	Perpetual call date security. Date shown is next call date.
[5]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2020

The Credit Opportunities Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

	Currency to be	U.S. Dollar Value at	Currency to be	U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Delivered	December 31, 2020	Received	December 31, 2020	(Depreciation)
3/15/21	EUR 77,000,000	$94,226,563	$93,604,400	$93,604,400	$(622,163)
3/15/21	GBP 3,700,000	5,062,100	$4,894,867	4,894,867	(167,233)
		$99,288,663		$98,499,267	$(789,396)

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2020

Principal
Amount		Value
CORPORATE BONDS: 89.7%

Aerospace/Defense: 0.8%
	Bombardier Inc
$150,000	6.000%, 10/15/22	$147,623
	PM General Purchaser LLC
75,000	9.500%, 10/1/28	83,156
	Spirit AeroSystems, Inc.
150,000	7.500%, 4/15/25	161,157
	TransDigm Inc
170,000	6.250%, 3/15/26	181,263
		573,199

Airlines: 1.6%
	Delta Air Lines Inc
275,000	7.375%, 1/15/26	314,397
	Delta Air Lines Inc / SkyMiles IP Ltd
100,000	4.750%, 10/20/28	109,273
	Mileage Plus Holdings LLC /
	Mileage Plus Intellectual
	Property Assets Ltd
150,000	6.500%, 6/20/27	161,531
	Spirit Loyalty Cayman Ltd /
	Spirit IP Cayman Ltd.
275,000	8.000%, 9/20/25	309,375
	United Airlines Holdings Inc
175,000	4.250%, 10/1/22	176,094
		1,070,670

Automotive & Auto Parts: 4.3%
	American Axle & Manufacturing Inc
465,000	6.250%, 4/1/25	481,856
	American Axle & Manufacturing Inc
125,000	6.250%, 3/15/26	128,906
	Clarios Global LP / Clarios US Finance Co
125,000	8.500%, 5/15/27	136,008
	Dana Inc
150,000	5.500%, 12/15/24	153,281
	Ford Motor Co
550,000	9.000%, 4/22/25	675,012
	Ford Motor Credit Co LLC
200,000	4.250%, 9/20/22	206,760
450,000	5.113%, 5/3/29	501,728
200,000	4.000%, 11/13/30	210,250
	Tenneco, Inc.
350,000	7.875%, 1/15/29	393,622
	Winnebago Industries Inc
50,000	6.250%, 7/15/28	53,844
		2,941,267

Banking: 2.4%
	Dresdner Funding Trust I
350,000	8.151%, 6/30/31	517,552
	Natwest Group PLC
400,000	2.574% (3 Month LIBOR
	USD + 2.320%), 12/30/67 [1,2]	382,120
	Standard Chartered PLC
400,000	7.014% (3 Month LIBOR
	USD + 1.460%), 1/30/68 [1,2]	520,000
	UniCredit SPA
200,000	7.296% (5 Year Mid Swap Rate
	USD + 4.914%), 4/2/34 [1,3]	241,902
		1,661,574

Broadcasting: 4.9%
	Belo Corp
125,000	7.750%, 6/1/27	146,128
50,000	7.250%, 9/15/27	57,678
	Diamond Sports Group LLC /
	Diamond Sports Finance Co
175,000	5.375%, 8/15/26	142,516
	Gray Television Inc
425,000	5.875%, 7/15/26	446,516
25,000	7.000%, 5/15/27	27,406
225,000	4.750%, 10/15/30	229,641
	iHeartCommunications Inc
175,000	8.375%, 5/1/27	187,123
	Netflix Inc
100,000	4.875%, 4/15/28	112,933
150,000	4.875%, 6/15/30	172,781
	Nexstar Broadcasting Inc
50,000	5.625%, 7/15/27	53,641
175,000	4.750%, 11/1/28	183,422
	Scripps Escrow II, Inc.
225,000	5.375%, 1/15/31	234,984
	Scripps Escrow Inc
475,000	5.875%, 7/15/27	496,826
	Sinclair Television Group Inc
75,000	5.875%, 3/15/26	77,380
150,000	5.125%, 2/15/27	153,454
	Sinclair Television Group Inc
75,000	4.125%, 12/1/30	76,883
	Sirius XM Radio Inc
150,000	4.625%, 7/15/24	155,625
	TEGNA Inc
275,000	4.625%, 3/15/28	281,703
150,000	5.000%, 9/15/29	158,604
		3,395,244

Building Materials: 3.1%
	Beacon Roofing Supply Inc
275,000	4.875%, 11/1/25	282,030
	BMC East LLC
125,000	5.500%, 10/1/24	128,437
	Cornerstone Building Brands Inc
225,000	6.125%, 1/15/29	239,484
	Forterra Finance LLC /
	FRTA Finance Corp
100,000	6.500%, 7/15/25	107,688

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 89.7% (Continued)

Building Materials: 3.1% (Continued)
	LBM Acquisition LLC
$125,000	6.250%, 1/15/29	$129,297
	New Enterprise Stone & Lime Co Inc
300,000	6.250%, 3/15/26	308,063
	Srm Escrow Issuer Llc
300,000	6.000%, 11/1/28	316,125
	SRS Distribution Inc
150,000	8.250%, 7/1/26	159,750
	WESCO Distribution Inc
150,000	7.125%, 6/15/25	165,173
250,000	7.250%, 6/15/28	284,674
		2,120,721

Cable/Satellite TV: 5.2%
	CCO Holdings LLC /
	CCO Holdings Capital Corp
325,000	5.500%, 5/1/26	337,238
25,000	5.875%, 5/1/27	25,994
100,000	5.000%, 2/1/28	105,850
150,000	5.375%, 6/1/29	164,608
100,000	4.750%, 3/1/30	108,025
75,000	4.500%, 5/1/32	80,173
	CSC Holdings LLC
200,000	5.375%, 2/1/28	214,000
200,000	7.500%, 4/1/28	225,277
200,000	5.750%, 1/15/30	219,501
200,000	4.625%, 12/1/30	209,027
	DISH DBS Corp
275,000	5.875%, 11/15/24	288,750
	Midcontinent Communications /
	Midcontinent Finance Corp
275,000	5.375%, 8/15/27	288,354
	Radiate Holdco LLC / Radiate Finance Inc
150,000	6.500%, 9/15/28	158,344
	UPC Holding BV
875,000	5.500%, 1/15/28	924,765
	Virgin Media Secured Finance PLC
200,000	5.500%, 8/15/26	208,125
		3,558,031

Capital Goods: 2.5%
	Amsted Industries Inc
250,000	4.625%, 5/15/30	262,344
	ATS Automation Tooling Systems Inc
125,000	6.500%, 6/15/23	127,203
	ATS Automation Tooling Systems Inc
100,000	4.125%, 12/15/28	102,000
	BCD Acquisition Inc
475,000	9.625%, 9/15/23	487,469
	GrafTech Finance, Inc.
75,000	4.625%, 12/15/28	75,937
	Griffon Corp
200,000	5.750%, 3/1/28	211,750
	JB Poindexter & Co Inc
175,000	7.125%, 4/15/26	185,500
	Manitowoc Co Inc
275,000	9.000%, 4/1/26	297,516
		1,749,719

Chemicals: 3.1%
	Compass Minerals International Inc
150,000	6.750%, 12/1/27	162,628
	CVR Partners LP /
	CVR Nitrogen Finance Corp
300,000	9.250%, 6/15/23	300,687
	Koppers Inc
350,000	6.000%, 2/15/25	361,156
	Kraton Polymers LLC /
	Kraton Polymers Capital Corp
275,000	7.000%, 4/15/25	289,713
	Kraton Polymers LLC /
	Kraton Polymers Capital Corp.
75,000	4.250%, 12/15/25	76,601
	Neon Holdings Inc
100,000	10.125%, 4/1/26	109,750
	NOVA Chemicals Corp
300,000	5.250%, 6/1/27	320,031
	Rayonier AM Products, Inc.
475,000	7.625%, 1/15/26	495,900
		2,116,466

Consumer-Products: 0.5%
	Kronos Acquisition Holdings Inc /
	KIK Custom Products, Inc.
25,000	5.000%, 12/31/26	26,143
150,000	7.000%, 12/31/27	157,334
	Mattel, Inc.
150,000	6.750%, 12/31/25	158,470
		341,947

Containers: 0.7%
	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA Inc
400,000	5.250%, 8/15/27	420,324
	Berry Global Inc
75,000	4.875%, 7/15/26	80,643
		500,967

Diversified Financial Services: 3.6%
	Alliance Data Systems Corp
450,000	4.750%, 12/15/24	455,344
225,000	7.000%, 1/15/26	238,427
	Fairstone Financial Inc
175,000	7.875%, 7/15/24	186,029

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 89.7% (Continued)

Diversified Financial Services: 3.6% (Continued)
	Icahn Enterprises LP /
	Icahn Enterprises Finance Corp
$100,000	6.250%, 2/1/22	$100,472
75,000	6.750%, 2/1/24	76,461
175,000	4.750%, 9/15/24	182,055
125,000	6.250%, 5/15/26	132,655
125,000	5.250%, 5/15/27	134,313
	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp
275,000	5.250%, 10/1/25	274,828
	Navient Corp
150,000	6.500%, 6/15/22	159,111
	OneMain Finance Corp
387,000	8.875%, 6/1/25	438,510
75,000	7.125%, 3/15/26	88,781
		2,466,986

Diversified Media: 1.1%
	Advantage Sales & Marketing Inc
250,000	6.500%, 11/15/28	264,844
	Clear Channel Worldwide Holdings Inc
125,000	5.125%, 8/15/27	126,406
	Nielsen Finance LLC /
	Nielsen Finance Co
36,000	5.000%, 4/15/22	36,131
175,000	5.625%, 10/1/28	190,474
100,000	5.875%, 10/1/30	113,313
		731,168

Energy: 13.7%
	Antero Resources Corp
150,000	5.125%, 12/1/22	149,850
100,000	5.625%, 6/1/23	98,125
	Antero Resources Corp
75,000	8.375%, 7/15/26	76,739
	Apache Corp
100,000	3.250%, 4/15/22	101,000
300,000	5.100%, 9/1/40	320,437
	Archrock Partners LP /
	Archrock Partners Finance Corp
350,000	6.250%, 4/1/28	365,211
	Blue Racer Midstream LLC /
	Blue Racer Finance Corp
150,000	6.625%, 7/15/26	151,500
	Blue Racer Midstream LLC /
	Blue Racer Finance Corp
100,000	7.625%, 12/15/25	106,750
	Buckeye Partners LP
100,000	4.150%, 7/1/23	103,062
125,000	3.950%, 12/1/26	126,938
50,000	5.600%, 10/15/44	48,219
	CITGO Petroleum Corp
325,000	6.250%, 8/15/22	319,312
200,000	7.000%, 6/15/25	199,875
	Consolidated Energy Finance SA
150,000	3.967% (3 Month LIBOR
	USD + 3.750%), 6/15/22 [1,2]	147,282
350,000	6.875%, 6/15/25	355,469
	CrownRock LP / CrownRock Finance Inc
225,000	5.625%, 10/15/25	230,199
	DCP Midstream Operating LP
125,000	5.600%, 4/1/44	129,439
	Delek Logistics Partners LP /
	Delek Logistics Finance Corp
100,000	6.750%, 5/15/25	97,365
	EQM Midstream Partners LP
75,000	6.500%, 7/1/27	84,559
300,000	6.500%, 7/15/48	312,469
	Genesis Energy LP /
	Genesis Energy Finance Corp
200,000	5.625%, 6/15/24	195,375
175,000	7.750%, 2/1/28	167,727
	Genesis Energy LP /
	Genesis Energy Finance Corp
150,000	8.000%, 1/15/27	148,905
	Global Partners LP / GLP Finance Corp
350,000	7.000%, 8/1/27	375,527
225,000	6.875%, 1/15/29	243,985
	Harvest Midstream I LP
325,000	7.500%, 9/1/28	346,531
	Holly Energy Partners LP /
	Holly Energy Finance Corp
150,000	5.000%, 2/1/28	151,406
	Matador Resources Co
300,000	5.875%, 9/15/26	294,375
	MEG Energy Corp
150,000	7.000%, 3/31/24	151,875
150,000	7.125%, 2/1/27	155,250
	Murphy Oil Corp
150,000	6.375%, 12/1/42	132,563
	Murphy Oil Corp.
75,000	5.875%, 12/1/27	74,321
	Occidental Petroleum Corp
50,000	8.500%, 7/15/27	57,796
75,000	8.875%, 7/15/30	88,172
350,000	6.625%, 9/1/30	380,538
250,000	6.450%, 9/15/36	262,125
225,000	4.400%, 4/15/46	196,463
200,000	4.100%, 2/15/47	163,865
	Occidental Petroleum Corp
75,000	5.500%, 12/1/25	78,336
	PBF Holding Co LLC / PBF Finance Corp.
250,000	6.000%, 2/15/28	143,281
	Rockies Express Pipeline LLC
225,000	4.950%, 7/15/29	234,449
175,000	4.800%, 5/15/30	179,819

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 89.7% (Continued)

Energy: 13.7% (Continued)
	Southwestern Energy Co
$175,000	6.450%, 1/23/25	$182,328
125,000	7.500%, 4/1/26	131,312
75,000	8.375%, 9/15/28	81,516
	Tallgrass Energy Partners LP /
	Tallgrass Energy Finance Corp
208,000	7.500%, 10/1/25	224,945
	Tallgrass Energy Partners LP /
	Tallgrass Energy Finance Corp
175,000	6.000%, 12/31/30	180,412
	Targa Resources Partners LP /
	Targa Resources Partners Finance Corp
125,000	4.250%, 11/15/23	125,951
	USA Compression Partners LP /
	USA Compression Finance Corp
100,000	6.875%, 9/1/27	106,927
	Western Midstream Operating LP
125,000	4.650%, 7/1/26	131,486
100,000	5.500%, 8/15/48	98,659
150,000	6.250%, 2/1/50	165,269
	WPX Energy Inc
100,000	5.250%, 10/15/27	106,131
150,000	4.500%, 1/15/30	159,225
		9,440,645

Food & Drug Retail: 1.0%
	Albertsons Cos Inc / Safeway Inc /
	New Albertsons LP / Albertsons LLC
82,000	5.750%, 3/15/25	84,759
125,000	7.500%, 3/15/26	140,116
100,000	4.625%, 1/15/27	106,480
50,000	5.875%, 2/15/28	54,494
	Parkland Corp/Canada
150,000	6.000%, 4/1/26	157,781
100,000	5.875%, 7/15/27	108,311
		651,941

Food/Beverage/Tobacco: 2.8%
	C&S Group Enterprises LLC
150,000	5.000%, 12/15/28	149,749
	Herbalife Nutrition Ltd /
	HLF Financing Inc
425,000	7.875%, 9/1/25	464,844
	Kraft Heinz Foods Co
100,000	3.000%, 6/1/26	104,502
175,000	5.000%, 7/15/35	212,365
125,000	4.375%, 6/1/46	135,453
	Post Holdings Inc
100,000	5.500%, 12/15/29	109,252
175,000	4.625%, 4/15/30	184,312
	Sigma Holdco BV
200,000	7.875%, 5/15/26	205,463
	Simmons Foods Inc
350,000	5.750%, 11/1/24	358,313
		1,924,253
Gaming: 2.7%
	Caesars Entertainment Inc
400,000	6.250%, 7/1/25	426,502
250,000	8.125%, 7/1/27	277,082
	MGM Resorts International
250,000	6.750%, 5/1/25	270,994
	Scientific Games International Inc
325,000	5.000%, 10/15/25	335,770
	Wynn Las Vegas LLC /
	Wynn Las Vegas Capital Corp
225,000	5.500%, 3/1/25	235,125
	Wynn Resorts Finance LLC /
	Wynn Resorts Capital Corp
297,000	7.750%, 4/15/25	322,235
		1,867,708

Healthcare: 9.3%
	AMN Healthcare Inc
125,000	4.625%, 10/1/27	131,181
200,000	4.000%, 4/15/29	205,000
	Bausch Health Americas Inc
175,000	9.250%, 4/1/26	195,353
200,000	8.500%, 1/31/27	222,717
	Bausch Health Cos Inc
275,000	6.125%, 4/15/25	283,706
275,000	9.000%, 12/15/25	304,102
25,000	5.000%, 1/30/28	25,795
25,000	6.250%, 2/15/29	27,192
	Bausch Health Cos Inc
75,000	5.000%, 2/15/29	77,256
100,000	5.250%, 2/15/31	104,659
	Centene Corp
150,000	5.375%, 8/15/26	158,812
275,000	4.250%, 12/15/27	292,137
150,000	4.625%, 12/15/29	166,726
	Cheplapharm Arzneimittel GmbH
200,000	5.500%, 1/15/28	209,250
	DaVita Inc
225,000	4.625%, 6/1/30	238,922
225,000	3.750%, 2/15/31	228,878
	Encompass Health Corp
50,000	5.125%, 3/15/23	50,255
150,000	4.625%, 4/1/31	160,688
	HCA Inc
300,000	5.875%, 2/15/26	345,375
	Legacy LifePoint Health LLC
650,000	6.750%, 4/15/25	699,601
25,000	4.375%, 2/15/27	25,094

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 89.7% (Continued)

Healthcare: 9.3% (Continued)
	Mallinckrodt International Finance SA /
	Mallinckrodt CB LLC
$100,000	5.750%, 8/1/22	$35,000
	MPH Acquisition Holdings LLC
225,000	5.750%, 11/1/28	221,411
	MPT Operating Partnership LP /
	MPT Finance Corp
150,000	4.625%, 8/1/29	160,570
	Ortho-Clinical Diagnostics Inc /
	Ortho-Clinical Diagnostics SA
400,000	7.375%, 6/1/25	426,750
	Prime Healthcare Services Inc
225,000	7.250%, 11/1/25	239,344
	RP Escrow Issuer LLC
100,000	5.250%, 12/15/25	104,631
	Sabra Health Care LP
125,000	5.125%, 8/15/26	139,529
	Select Medical Corp
150,000	6.250%, 8/15/26	161,769
	Tenet Healthcare Corp
300,000	4.625%, 7/15/24	307,806
175,000	7.500%, 4/1/25	191,435
150,000	5.125%, 5/1/25	153,111
	Verscend Escrow Corp
75,000	9.750%, 8/15/26	81,422
		6,375,477

Homebuilders/Real Estate: 5.6%
	AECOM
137,000	5.875%, 10/15/24	153,136
61,000	5.125%, 3/15/27	68,100
	Ashton Woods USA LLC /
	Ashton Woods Finance Co
100,000	6.625%, 1/15/28	105,500
	Brookfield Residential Properties Inc /
	Brookfield Residential US Corp
175,000	6.250%, 9/15/27	186,484
	Century Communities Inc
75,000	6.750%, 6/1/27	80,295
	Empire Communities Corp.
50,000	7.000%, 12/15/25	52,818
	HAT Holdings I LLC /
	HAT Holdings II LLC
200,000	5.250%, 7/15/24	208,396
300,000	6.000%, 4/15/25	321,375
200,000	3.750%, 9/15/30	208,500
	Howard Hughes Corp
125,000	5.375%, 8/1/28	134,672
	Iron Mountain Inc
300,000	5.250%, 7/15/30	324,375
	Mattamy Group Corp
100,000	5.250%, 12/15/27	106,062
	Pike Corp
75,000	5.500%, 9/1/28	79,406
	PowerTeam Services LLC
200,000	9.033%, 12/4/25	223,022
	Service Properties Trust
50,000	5.000%, 8/15/22	51,000
50,000	4.500%, 6/15/23	50,344
125,000	4.650%, 3/15/24	123,984
300,000	4.350%, 10/1/24	296,625
100,000	5.500%, 12/15/27	109,428
	Shea Homes LP / Shea Homes
	Funding Corp
100,000	4.750%, 2/15/28	103,688
	Starwood Property Trust Inc
75,000	5.500%, 11/1/23	78,469
	Taylor Morrison Communities Inc
100,000	6.625%, 7/15/27	108,450
75,000	5.125%, 8/1/30	84,141
	Uniti Group LP / Uniti Fiber Holdings
	Inc / CSL Capital LLC
275,000	7.875%, 2/15/25	295,833
	Uniti Group LP / Uniti Group Finance
	Inc / CSL Capital LLC
275,000	6.000%, 4/15/23	281,016
		3,835,119

Hotels: 0.1%
	Park Intermediate Holdings LLC /
	PK Domestic Property LLC /
	PK Finance Co-Issuer
50,000	5.875%, 10/1/28	53,344

Insurance: 0.4%
	Acrisure LLC / Acrisure Finance Inc
150,000	8.125%, 2/15/24	159,144
	GTCR AP Finance Inc
125,000	8.000%, 5/15/27	136,056
		295,200

Leisure: 1.1%
	Carnival Corp
100,000	10.500%, 2/1/26	116,625
	NCL Corp Ltd.
350,000	5.875%, 3/15/26	368,793
	Royal Caribbean Cruises Ltd.
275,000	9.125%, 6/15/23	298,719
		784,137

Metals/Mining: 3.3%
	Cleveland-Cliffs Inc
100,000	9.875%, 10/17/25	117,750
275,000	6.750%, 3/15/26	297,344
50,000	5.875%, 6/1/27	51,062

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 89.7% (Continued)

Metals/Mining: 3.3% (Continued)
	First Quantum Minerals Ltd
$275,000	7.500%, 4/1/25	$286,688
	Grinding Media Inc /
	Moly-Cop AltaSteel Ltd
125,000	7.375%, 12/15/23	127,188
	Hudbay Minerals Inc
240,000	7.625%, 1/15/25	249,750
100,000	6.125%, 4/1/29	108,000
	Novelis Corp
175,000	5.875%, 9/30/26	183,094
75,000	4.750%, 1/30/30	80,943
	Perenti Finance Pty Ltd
300,000	6.500%, 10/7/25	319,809
	Rain CII Carbon LLC / CII Carbon Corp
50,000	7.250%, 4/1/25	50,906
	SunCoke Energy Partners LP /
	SunCoke Energy Partners Finance Corp
425,000	7.500%, 6/15/25	422,694
		2,295,228

Paper: 0.6%
	Enviva Partners LP /
	Enviva Partners Finance Corp
125,000	6.500%, 1/15/26	133,047
	Mercer International Inc
250,000	6.500%, 2/1/24	254,062
50,000	7.375%, 1/15/25	52,126
		439,235

Publishing/Printing: 0.5%
	Cimpress PLC
300,000	7.000%, 6/15/26	316,443

Restaurants: 1.4%
	1011778 BC ULC / New Red Finance Inc
100,000	3.875%, 1/15/28	101,727
400,000	4.000%, 10/15/30	405,872
	IRB Holding Corp
100,000	7.000%, 6/15/25	109,427
300,000	6.750%, 2/15/26	310,125
		927,151

Services: 1.2%
	ASGN Inc
100,000	4.625%, 5/15/28	104,169
	Garda World Security Corp
225,000	4.625%, 2/15/27	227,812
136,000	9.500%, 11/1/27	150,850
	Sabre GLBL Inc
250,000	5.250%, 11/15/23	253,750
100,000	7.375%, 9/1/25	108,650
		845,231

Steel: 0.9%
	Allegheny Technologies Inc
225,000	7.875%, 8/15/23	246,813
	Big River Steel LLC / BRS Finance Corp
350,000	6.625%, 1/31/29	378,656
		625,469

Super Retail: 2.0%
	Abercrombie & Fitch Management Co
225,000	8.750%, 7/15/25	250,453
	Gap Inc
75,000	8.625%, 5/15/25	83,758
75,000	8.875%, 5/15/27	87,094
	L Brands Inc
150,000	6.625%, 10/1/30	167,156
125,000	6.750%, 7/1/36	139,500
	Levi Strauss & Co
225,000	5.000%, 5/1/25	230,906
	Macy’s Retail Holdings LLC
300,000	3.450%, 1/15/21	299,250
	Wolverine World Wide Inc
125,000	6.375%, 5/15/25	133,672
		1,391,789

Technology: 1.8%
	CommScope Inc
75,000	6.000%, 3/1/26	79,118
	CommScope Technologies LLC
109,000	6.000%, 6/15/25	111,600
	J2 Global Inc
200,000	4.625%, 10/15/30	211,375
	Logan Merger Sub Inc
125,000	5.500%, 9/1/27	131,094
	NCR Corp
100,000	5.000%, 10/1/28	105,688
75,000	5.250%, 10/1/30	80,578
	NortonLifeLock Inc
400,000	5.000%, 4/15/25	409,000
	Open Text Corp
100,000	3.875%, 2/15/28	104,172
		1,232,625

Telecommunications: 5.9%
	Altice Financing SA
200,000	5.000%, 1/15/28	205,190
	Altice France Holding SA
200,000	10.500%, 5/15/27	224,875
	Altice France SA
225,000	7.375%, 5/1/26	237,094
	CenturyLink Inc
150,000	5.125%, 12/15/26	158,612
	CenturyLink Inc
250,000	4.500%, 1/15/29	254,844
	Consolidated Communications Inc
75,000	6.500%, 10/1/28	80,362

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount		Value
CORPORATE BONDS: 89.7% (Continued)

Telecommunications: 5.9% (Continued)
	Embarq Corp
$150,000	7.995%, 6/1/36	$185,299
	GCI LLC
350,000	4.750%, 10/15/28	373,949
	Hughes Satellite Systems Corp
250,000	6.625%, 8/1/26	283,757
	Intelsat Jackson Holdings SA
150,000	8.000%, 2/15/24	153,811
	Qwest Corp
175,000	7.250%, 9/15/25	207,375
	Sprint Capital Corp
125,000	6.875%, 11/15/28	165,044
100,000	8.750%, 3/15/32	158,438
	Sprint Corp
350,000	7.875%, 9/15/23	405,667
150,000	7.625%, 3/1/26	186,407
	Telecom Italia Capital SA
175,000	7.200%, 7/18/36	236,656
	Telesat Canada / Telesat LLC
150,000	4.875%, 6/1/27	155,719
250,000	6.500%, 10/15/27	261,600
	Zayo Group Holdings Inc
100,000	6.125%, 3/1/28	105,922
		4,040,621

Transportation Excluding Air/Rail: 0.1%
	XPO Logistics Inc
100,000	6.125%, 9/1/23	101,937

Utilities: 1.5%
	Calpine Corp
50,000	5.125%, 3/15/28	52,669
125,000	4.625%, 2/1/29	128,722
125,000	5.000%, 2/1/31	130,813
	Clearway Energy Operating LLC
125,000	5.750%, 10/15/25	131,797
175,000	5.000%, 9/15/26	181,748
50,000	4.750%, 3/15/28	53,672
	Drax Finco PLC
200,000	6.625%, 11/1/25	209,875
	Talen Energy Supply LLC
75,000	7.250%, 5/15/27	80,002
75,000	6.625%, 1/15/28	78,595
		1,047,893
TOTAL CORPORATE BONDS
(Cost $57,944,569)		61,719,405

BANK LOANS: 7.6%

Aerospace/Defense: 0.4%
	Spirit AeroSystems, Inc.
260,000	6.000%, 1/15/25 [1,4,5,6]	263,305

Automotive & Auto Parts: 1.1%
	First Brands Group LLC
246,870	8.500% (3 Month
	LIBOR + 8.750%), 1/29/21 [1,4]	246,639
	IXS Holdings Inc
347,309	6.000% (6 Month
	LIBOR + 5.000%), 12/31/20 [1,4]	348,755
	Wheel Pros T/L (10/20)
175,000	6.250% (1 Month
	LIBOR + 5.250%), 1/111/21 [1,4]	172,725
		768,119

Broadcasting: 0.2%
	iHeartCommunications Inc
124,375	4.750% (1 Month
	LIBOR + 4.750%), 12/31/20 [1,4]	124,841

Cable/Satellite TV: 0.4%
	Virgin Media Bristol LLC
150,000	3.500%, 1/31/29 [1,4,5,6]	150,207
	Ziggo Financing Partnership
150,000	2.659% (1 Month
	LIBOR + 2.500%), 1/15/21 [1,4]	149,344
		299,551

Food/Beverage/Tobacco: 0.4%
	Froneri US Inc
298,500	2.397% (1 Month
	LIBOR + 2.250%), 12/31/20 [1,4]	296,112

Healthcare: 0.9%
	NMN Holdings III Corp
245,279	3.679% (2 Month
	LIBOR + 3.500%), 1/29/21 [1,4]	241,600
52,622	3.679% (2 Month
	LIBOR + 3.500%), 1/29/21 [1,4]	51,832
	Pluto Acquisition I, Inc.
50,000	5.500%, 6/22/26 1,4,5,6	50,188
	Sedgwick Claims Management Services Inc
223,875	5.250% (1 Month
	LIBOR + 4.250%), 12/31/20 [1,4]	225,834
	US Outpatient/
	US Radiology (12/20) T/L
25,000	6.250% (3 Month
	LIBOR + 5.500%), 3/15/21 [1,4]	24,898
		594,352

Leisure: 0.3%
	Carnival Corp
199,000	8.500% (1 Month
	LIBOR + 7.500%), 1/29/21 [1,4]	205,810

Restaurants: 0.1%
	Zaxby’s Operating Company T/L
50,000	4.500% (1 Month
	LIBOR + 3.750%), 1/29/21 [1,4]	50,187

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount		Value
BANK LOANS: 7.6% (Continued)

Services: 1.1%
	Revint Intermediate II LLC
$225,000	5.750% (1 Month
	LIBOR + 5.000%), 1/15/21 [1,4]	$223,031
	Sabre GLBL Inc. T/L B (12/20)
500,000	4.750%, 12/31/27 [1,4,5,6]	501,875
		724,906

Super Retail: 0.1%
	CP Atlas Buyer, Inc.
50,000	5.250% (3 Month
	LIBOR + 4.500%), 2/26/21 [1,4]	50,169
25,000	5.250% (3 Month
	LIBOR + 4.500%), 2/26/21 [1,4]	25,084
		75,253

Technology: 0.6%
	CT Technologies T/L
75,000	6.000% (1 Month
	LIBOR + 5.000%), 12/10/25 [1,4]	74,906
	LogMeIn Inc
125,000	4.903% (1 Month
	LIBOR + 4.750%), 1/7/21 [1,4]	124,845
	Plantronics Inc
100,000	2.646% (2 Month
	LIBOR + 3.500%), 7/2/25 [1,4]	98,070
	Synamedia Americas Holdings Inc
150,000	6.220% (3 Month
	LIBOR + 6.000%), 12/31/20 [1,4]	136,125
		433,946

Telecommunications: 1.7%
	Consolidated Communications Inc
74,813	5.750% (1 Month
	LIBOR + 4.750%), 10/4/27 [1,4]	75,293
	Intelsat Jackson Holdings SA
134,636	6.500% (3 Month
	LIBOR + 5.500%), 3/17/21 [1,4]	137,733
550,000	8.625%, 1/2/24 [4]	560,510
	Xplornet Communications Inc
248,750	4.897% (1 Month
	LIBOR + 4.750%), 12/31/20 [1,4]	250,087
	Zayo Group Holdings Inc
155,330	3.147% (1 Month
	LIBOR + 3.000%), 1/30/21 [1,4]	154,734
		1,178,357

Utilities: 0.3%
	Exgen Renewables IV LLC
75,000	3.750% (3 Month
	LIBOR + 2.750%), 2/26/21 [1,4]	75,113
	Hamilton Projects Acquiror LLC
124,375	5.750% (3 Month
	LIBOR + 4.750%), 12/31/20 [1,4]	124,945
		200,058
TOTAL BANK LOANS
(Cost $5,061,311)		5,214,797

TOTAL INVESTMENTS IN SECURITIES: 97.3%
(Cost $63,005,880)		66,934,202
Other Assets in Excess of Liabilities: 2.7%		1,830,200
TOTAL NET ASSETS: 100.0%		$68,764,402

LIBOR – London Interbank Offered Rate
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on December 31, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Perpetual call date security. Date shown is next call date
[3]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on December 31, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[4]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR or (iii) the Certificate of Deposit rate. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[5]	All or a portion of the loan may be unfunded.
[6]	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2020

Principal
Amount†			Value
CORPORATE BONDS: 87.4%

Aerospace/Defense: 1.3%
		Arconic, Inc.
	500,000	5.125%, 10/1/24	$551,040
		AVIC International Finance
		& Investment Ltd
	2,000,000	4.375%, 5/23/21	2,020,160
		Rolls-Royce PLC
EUR	625,000	2.125%, 6/18/21	767,749
EUR	2,800,000	0.875%, 5/9/24	3,232,637
EUR	675,000	4.625%, 2/16/26	894,701
			7,466,287

Airlines: 1.8%
		Delta Air Lines Inc /
		SkyMiles IP Ltd
	900,000	4.500%, 10/20/25	962,432
		Delta Air Lines, Inc.
	1,225,000	3.625%, 3/15/22	1,260,632
	1,450,000	3.800%, 4/19/23	1,489,617
		Deutsche Lufthansa AG
EUR	700,000	3.000%, 5/29/26	856,475
		easyJet PLC
EUR	1,800,000	1.750%, 2/9/23	2,208,478
EUR	500,000	1.125%, 10/18/23	602,349
		Mileage Plus Holdings LLC /
		Mileage Plus Intellectual
		Property Assets Ltd
	875,000	6.500%, 6/20/27	942,266
		Ryanair DAC
EUR	1,385,000	1.125%, 3/10/23	1,708,528
EUR	560,000	2.875%, 9/15/25	733,176
			10,763,953

Automotive & Auto Parts: 9.4%
		Faurecia SE
EUR	600,000	2.625%, 6/15/25	745,875
		FCE Bank PLC
EUR	500,000	1.134%, 2/10/22	611,275
		Ford Motor Co
	250,000	8.500%, 4/21/23	281,776
		Ford Motor Credit Co LLC
	4,211,000	1.296% (3 Month LIBOR
		USD + 1.080%), 8/3/22 [1]	4,107,246
	4,000,000	1.456% (3 Month LIBOR
		USD + 1.235%), 2/15/23 [1]	3,861,329
	825,000	3.810%, 1/9/24	846,656
EUR	555,000	3.021%, 3/6/24	704,205
	875,000	4.687%, 6/9/25	934,610
	875,000	3.375%, 11/13/25	900,034
		General Motors Co
	2,000,000	6.125%, 10/1/25	2,427,952
		General Motors Financial Co Inc
	2,500,000	4.200%, 11/6/21	2,577,113
		Harley-Davidson
		Financial Services Inc
EUR	1,530,000	3.875%, 5/19/23	2,026,633
EUR	2,600,000	0.900%, 11/19/24	3,225,185
		Hyundai Capital America
	5,000,000	5.750%, 4/6/23	5,540,674
	788,000	1.800%, 10/15/25	808,815
		IHO Verwaltungs GmbH
EUR	900,000	3.625% Cash or 4.000%
		PIK, 5/15/25	1,124,124
EUR	2,000,000	3.750% Cash or 5.000%
		PIK, 9/15/26	2,518,111
		Jaguar Land Rover Automotive PLC
GBP	500,000	2.750%, 1/24/21	686,538
GBP	900,000	5.000%, 2/15/22	1,243,829
		Nemak SAB de CV
EUR	1,550,000	3.250%, 3/15/24	1,934,320
		Nissan Motor Co Ltd
EUR	515,000	1.940%, 9/15/23	656,228
	1,894,000	3.043%, 9/15/23	1,981,641
	1,500,000	3.522%, 9/17/25	1,607,457
	2,000,000	4.345%, 9/17/27	2,211,588
		Pirelli & C SPA
EUR	5,200,000	1.375%, 1/25/23	6,406,850
		RCI Banque SA
EUR	2,700,000	0.034% (3 Month
		EURIBOR + 0.580%), 3/12/25 [1]	3,216,601
		Schaeffler AG
EUR	500,000	2.750%, 10/12/25	648,312
		ZF North America Capital Inc
EUR	1,900,000	2.750%, 4/27/23	2,386,054
			56,221,031

Banking: 18.4%
		Abanca Corp Bancaria SA
EUR	500,000	4.625% (5 Year Swap Rate
		EUR + 5.014%), 4/7/30 [1,5]	640,629
		ABN AMRO Bank NV
	8,000,000	4.400% (5 Year Swap Rate
		USD + 2.197%), 3/27/28 [1,5]	8,537,886
		AIB Group PLC
EUR	1,200,000	2.875% (5 Year Swap Rate
		EUR + 3.300%), 5/30/31 [1,5]	1,565,738
		AIB Group PLC
EUR	2,900,000	1.875% (5 Year Swap Rate
		EUR + 2.150%), 11/19/29 [1,5]	3,604,507
		Argenta Spaarbank NV
EUR	1,200,000	3.875% (5 Year Swap Rate
		EUR + 3.950%), 5/24/26 [1,5]	1,489,107
		Banco Comercial Portugues SA
EUR	1,400,000	3.871% (5 Year Swap Rate
		EUR + 4.231%), 3/27/30 [1,5]	1,649,704
The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 87.4% (Continued)

Banking: 18.4% (Continued)
		Banco de Sabadell SA
EUR	500,000	1.750%, 5/10/24	$633,453
EUR	1,500,000	5.375% (5 Year Swap Rate
		EUR + 5.100%), 12/12/28 [1,5]	2,005,910
		Bank of Ireland Group PLC
GBP	800,000	3.125% (GUKG5 + 2.700%),
		9/19/27 [1,5]	1,112,415
	1,890,000	4.125% (5 Year CMT
		Rate + 2.500%), 9/19/27 [1,5]	1,925,586
EUR	700,000	2.375% (5 Year Swap Rate
		EUR + 2.800%), 10/14/29 [1,5]	876,892
		Bankia SA
EUR	3,000,000	3.375% (5 Year Swap Rate
		EUR + 3.350%), 3/15/27 [1,5]	3,774,139
		BNP Paribas SA
EUR	450,000	2.625% (5 Year Swap Rate
		EUR + 1.830%), 10/14/27 [1,5]	571,770
		Caixa Geral de Depositos SA
EUR	2,000,000	5.750% (5 Year Swap Rate
		EUR + 5.500%), 6/28/28 [1,5]	2,689,996
		CaixaBank SA
EUR	2,900,000	3.500% (5 Year Swap Rate
		EUR + 3.350%), 2/15/27 [1,5]	3,654,481
EUR	5,000,000	2.750% (5 Year Swap Rate
		EUR + 2.350%), 7/14/28 [1,5]	6,393,619
		Commerzbank AG
	500,000	8.125%, 9/19/23	584,360
		Cooperatieve Rabobank UA
	800,000	4.000% (5 Year Swap Rate
		USD + 1.892%), 4/10/29 [1,5]	862,845
		Danske Bank A/S
	2,260,000	5.000% (1 Year CMT
		Rate + 1.730%), 1/12/23 [1,5]	2,352,938
	1,000,000	3.244% (3 Month LIBOR
		USD + 1.591%), 12/20/25 [1,5]	1,071,291
EUR	500,000	2.500% (5 Year Swap Rate
		EUR + 2.500%), 6/21/29 [1,5]	647,226
		Deutsche Bank AG
	1,532,000	1.463% (3 Month LIBOR
		USD + 1.230%), 2/27/23 [1]	1,528,764
	4,400,000	4.296% (5 Year Swap Rate
		USD + 2.248%), 5/24/28 [1,5]	4,536,338
		Deutsche Bank AG/New York NY
	2,100,000	2.222% (SOFR + 2.159%),
		9/18/24 [1,5]	2,161,770
	375,000	3.961% (SOFR + 2.581%),
		11/26/25 [1,5]	410,187
		Hamburg Commercial Bank AG
EUR	1,700,000	0.750%, 11/23/23	2,093,148
		ING Groep NV
	1,500,000	4.700% (5 Year Swap Rate
		USD + 1.938%), 3/22/28 [1,5]	1,608,415
EUR	4,000,000	2.500% (5 Year Swap Rate
		EUR + 2.150%), 2/15/29 [1,5]	5,197,024
		Intesa Sanpaolo SPA
	700,000	3.125%, 7/14/22	725,156
	800,000	5.017%, 6/26/24	875,684
EUR	4,900,000	1.360% (3 Month
		EURIBOR + 1.900%), 9/26/24 [1]	6,021,996
		Liberbank SA
EUR	4,000,000	6.875% (5 Year Swap Rate
		EUR + 6.701%), 3/14/27 [1,5]	5,182,697
		Natwest Group PLC
	5,000,000	6.000%, 12/19/23	5,716,681
		Raiffeisen Bank International AG
EUR	1,000,000	6.000%, 10/16/23	1,425,962
		Societe Generale SA
EUR	1,600,000	1.375% (5 Year Swap
		Rate EUR + 0.900%), 2/23/28 [1,5]	1,988,973
		Standard Chartered PLC
	738,000	1.319% (1 Year CMT
		Rate + 1.170%), 10/14/23 [1,5]	746,303
		UniCredit SPA
	2,150,000	4.129% (3 Month LIBOR
		USD + 3.900%), 1/14/22 [1]	2,210,959
		UniCredit SPA
	600,000	7.830%, 12/4/23	712,375
EUR	6,000,000	4.375% (5 Year Swap Rate
		EUR + 4.316%), 1/3/27 [1,5]	7,605,437
		Unione di Banche Italiane SpA
EUR	2,903,000	4.250% (5 Year Swap Rate
		EUR + 4.182%), 5/5/26 [1,5]	3,592,624
		Virgin Money UK PLC
GBP	2,000,000	7.875% (GUKG5 + 7.128%),
		12/14/28 [1,5]	3,113,883
		Volksbank Wien AG
EUR	4,600,000	2.750% (5 Year Swap Rate
		EURIBOR + 2.550%), 10/6/27 [1,5]	5,633,436
			109,732,304

Broadcasting: 0.5%
		TEGNA Inc
	875,000	4.750%, 3/15/26	935,419
		ViacomCBS Inc
	1,600,000	4.750%, 5/15/25	1,858,304
			2,793,723

Building Materials: 0.7%
		James Hardie International
		Finance DAC
	200,000	4.750%, 1/15/25	204,171
EUR	955,000	3.625%, 10/1/26	1,206,190
	922,000	5.000%, 1/15/28	982,603
		Martin Marietta Materials Inc
	1,600,000	4.250%, 7/2/24	1,785,792
			4,178,756

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 87.4% (Continued)

Cable/Satellite TV: 0.7%
		DISH DBS Corp
	325,000	5.875%, 11/15/24	$341,250
		DISH DBS Corp
	525,000	5.000%, 3/15/23	542,719
		Radiate Holdco LLC /
		Radiate Finance Inc
	850,000	4.500%, 9/15/26	878,687
		United Group BV
EUR	2,000,000	4.125% (3 Month
		EURIBOR + 4.125%), 5/15/25 [1]	2,452,350
			4,215,006

Capital Goods: 1.3%
		CNH Industrial Capital LLC
	550,000	4.375%, 4/5/22	575,355
		CNH Industrial NV
	3,000,000	4.500%, 8/15/23	3,275,233
		Platin 1426 GmbH
EUR	1,800,000	5.375%, 6/15/23	2,197,213
		Westinghouse Air Brake
		Technologies Corp
	1,425,000	4.400%, 3/15/24	1,561,085
			7,608,886

Chemicals: 2.6%
		Bluestar Finance Holdings Ltd
	2,000,000	3.375%, 7/16/24	2,027,490
		CF Industries Inc
	1,500,000	3.400%, 12/1/21	1,535,523
		CNAC HK Finbridge Co Ltd
EUR	200,000	1.750%, 6/14/22	244,805
		CNRC Capital Ltd
EUR	2,700,000	1.871%, 12/7/21	3,317,022
		DuPont de Nemours Inc
	1,153,000	2.169%, 5/1/23	1,168,674
		Syngenta Finance NV
	3,552,000	3.933%, 4/23/21	3,576,055
	2,920,000	4.441%, 4/24/23	3,066,290
		Synthomer PLC
EUR	575,000	3.875%, 7/1/25	738,445
			15,674,304

Consumer-Products: 0.2%
		Newell Brands Inc
	964,000	4.350%, 4/1/23	1,012,335

Containers: 0.3%
		SIG Combibloc PurchaseCo SARL
EUR	900,000	1.875%, 6/18/23	1,138,510
		Trivium Packaging Finance BV
EUR	500,000	3.750% (3 Month
		EURIBOR + 3.750%), 8/15/26 [1]	612,211
			1,750,721

Diversified Financial Services: 15.2%
		AerCap Ireland Capital DAC /
		AerCap Global Aviation Trust
	700,000	4.500%, 9/15/23	759,427
	1,801,000	3.150%, 2/15/24	1,889,289
		Aircastle Ltd
	500,000	5.125%, 3/15/21	504,005
	3,325,000	5.500%, 2/15/22	3,464,103
	1,200,000	4.400%, 9/25/23	1,272,227
	897,000	4.125%, 5/1/24	949,663
		AnaCap Financial Europe
		SA SICAV-RAIF
EUR	2,000,000	5.000% (3 Month
		EURIBOR + 5.000%), 8/1/24 [1]	2,101,958
		Aviation Capital Group LLC
	1,400,000	2.875%, 1/20/22	1,417,799
		Avolon Holdings Funding Ltd
	700,000	5.125%, 10/1/23	749,781
		Azimut Holding SPA
EUR	1,665,000	2.000%, 3/28/22	2,072,963
		BOC Aviation Ltd
	460,000	2.750%, 12/2/23	476,622
		Bracken MidCo1 PLC
GBP	946,688	8.875% Cash or 11.000%
		PIK, 10/15/23	1,282,281
		Cabot Financial Luxembourg SA
GBP	209,495	7.500%, 10/1/23	292,443
		CDBL Funding 2
	1,050,000	3.000%, 8/1/22	1,076,941
		Credit Suisse AG
	3,825,000	6.500%, 8/8/23	4,317,056
		Credit Suisse Group AG
	1,800,000	7.500% (5 Year Swap Rate
		USD + 4.598%), 12/11/23 [1,4,5]	2,008,438
		DAE Funding LLC
	500,000	5.250%, 11/15/21	511,250
	1,025,000	4.500%, 8/1/22	1,039,555
		DAE Sukuk Difc Ltd.
	1,580,000	3.750%, 2/15/26	1,627,400
		Encore Capital Group, Inc.
GBP	775,000	5.375%, 2/15/26	1,084,985
		Federal International Finance PT
	1,500,000	4.125%, 5/10/21	1,503,750
		Fortune Star BVI Ltd
EUR	963,000	4.350%, 5/6/23	1,195,559
		Garfunkelux Holdco 3 SA
EUR	2,675,000	6.750%, 11/1/25	3,365,931
EUR	2,700,000	6.250% (3 Month
		EURIBOR + 6.250%), 5/1/26 [1]	3,319,347
		Hoist Finance AB
EUR	3,500,000	2.750%, 4/3/23	4,287,165
		Huarong Finance 2017 Co Ltd
	2,000,000	1.363% (3 Month LIBOR
		USD + 1.150%), 11/7/22 [1]	1,973,670

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 87.4% (Continued)

Diversified Financial Services: 15.2% (Continued)
		Huarong Finance 2019 Co Ltd
	520,000	1.330% (3 Month LIBOR
		USD + 1.125%), 2/24/23 [1]	$512,912
	1,655,000	2.500%, 2/24/23	1,676,082
		Huarong Universe Investment
		Holding Ltd
EUR	2,500,000	1.625%, 12/5/22	2,970,119
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	1,050,000	6.250%, 2/1/22	1,054,961
		ICBCIL Finance Co Ltd
	1,000,000	1.321% (3 Month LIBOR
		USD + 1.100%), 5/15/23 [1]	995,858
		International Lease Finance Corp
	3,500,000	8.625%, 1/15/22	3,768,078
		Intrum AB
EUR	203,800	2.750%, 7/15/22	250,211
EUR	1,600,000	4.875%, 8/15/25	2,030,370
		IS Hong Kong Investment Ltd
	1,000,000	2.900%, 12/30/22	1,029,420
		Jerrold Finco PLC
GBP	1,500,000	6.125%, 1/15/24	2,071,767
GBP	1,075,000	4.875%, 1/15/26	1,461,098
		JIC Zhixin Ltd
	1,410,000	1.500%, 8/27/25	1,411,537
		LHC3 PLC
EUR	1,700,000	4.125% Cash or 9.000%
		PIK, 8/15/24	2,118,328
		Lincoln Financing SARL
EUR	2,500,000	3.625%, 4/1/24	3,095,337
EUR	300,000	3.875% (3 Month
		EURIBOR + 3.875%), 4/1/24 [1]	366,933
		Mirae Asset Daewoo Co Ltd
	500,000	2.125%, 7/30/23	507,746
	980,000	2.625%, 7/30/25	1,015,903
		Mulhacen Pte Ltd
EUR	1,528,469	6.500% Cash or 7.000%
		PIK, 8/1/23	1,153,023
		OneMain Finance Corp
	500,000	6.125%, 3/15/24	546,875
		Park Aerospace Holdings Ltd
	2,000,000	4.500%, 3/15/23	2,096,908
		REC Ltd
	800,000	5.250%, 11/13/23	874,681
		SIHC International Capital Ltd
	1,000,000	3.950%, 9/26/21	1,017,123
		SoftBank Group Corp
EUR	1,000,000	4.000%, 4/20/23	1,278,021
		UBS AG
	6,260,000	7.625%, 8/17/22	6,930,817
	200,000	5.125%, 5/15/24	220,950
EUR	3,000,000	4.750% (5 Year Swap Rate
		EUR + 3.400%), 2/12/26 [1,5]	3,688,259
		ZGC International Investment Ltd
	2,080,000	2.875%, 2/3/23	2,092,542
			90,779,467

Diversified Media: 0.7%
		Adevinta ASA
EUR	675,000	2.625%, 11/15/25	844,400
		Inter Media and Communication SPA
EUR	1,792,670	4.875%, 12/31/22	2,184,308
		ProSiebenSat.1 Media SE
EUR	1,000,000	2.625%, 4/15/21	1,222,864
			4,251,572

Energy: 5.1%
		Antero Resources Corp
	800,000	5.125%, 12/1/22	799,200
		CITGO Petroleum Corp
	1,075,000	6.250%, 8/15/22	1,056,187
		DCP Midstream Operating LP
	675,000	4.750%, 9/30/21	686,812
		Delek & Avner Tamar Bond Ltd
	1,335,000	5.082%, 12/30/23	1,389,342
	563,000	5.412%, 12/30/25	592,275
		Energy Transfer Operating LP
	1,500,000	3.600%, 2/1/23	1,571,865
	1,875,000	4.250%, 3/15/23	1,994,354
		EP Infrastructure AS
EUR	2,375,000	1.659%, 4/26/24	2,999,115
		MPLX LP
	188,000	5.250%, 1/15/25	192,936
		Petroleos Mexicanos
EUR	3,300,000	2.500%, 8/21/21	4,047,345
GBP	1,962,000	8.250%, 6/2/22	2,875,199
		Plains All American Pipeline LP /
		PAA Finance Corp
	1,703,000	3.650%, 6/1/22	1,754,035
	2,176,000	4.650%, 10/15/25	2,434,228
		Sabine Pass Liquefaction LLC
	3,000,000	6.250%, 3/15/22	3,158,213
	1,789,000	5.750%, 5/15/24	2,046,238
		Sunoco Logistics Partners
		Operations LP
	1,000,000	4.250%, 4/1/24	1,083,238
		Western Midstream Operating LP
	1,400,000	4.100%, 2/1/25 [1]	1,445,024
			30,125,606

Food & Drug Retail: 0.8%
		Casino Guichard Perrachon SA
EUR	800,000	1.865%, 6/13/22	990,850
		Marks & Spencer Plc
GBP	275,000	3.750%, 5/19/26	384,814
		Quatrim SASU
EUR	2,775,000	5.875%, 1/15/24	3,527,949
			4,903,613

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 87.4% (Continued)

Food/Beverage/Tobacco: 1.1%
		Herbalife Nutrition Ltd /
		HLF Financing Inc
	850,000	7.875%, 9/1/25	$929,688
		Olam International Ltd
	1,900,000	4.500%, 4/12/21	1,910,740
		Post Holdings, Inc.
	825,000	5.000%, 8/15/26	853,244
		Sigma Alimentos SA de CV
	200,000	4.125%, 5/2/26	221,240
		Sigma Alimentos SA de CV
EUR	700,000	2.625%, 2/7/24	911,680
		Smithfield Foods Inc
	1,000,000	2.650%, 10/3/21	1,009,114
	900,000	3.350%, 2/1/22	912,875
			6,748,581

Gaming: 1.1%
		Caesars Entertainment Inc
	1,375,000	6.250%, 7/1/25	1,466,101
		Cirsa Finance International SARL
EUR	325,000	6.250%, 12/20/23	397,629
		International Game Technology PLC
EUR	1,500,000	3.500%, 6/15/26	1,900,351
		MGM Resorts International
	2,675,000	6.750%, 5/1/25	2,899,633
			6,663,714

Healthcare: 1.5%
		Becton Dickinson and Co
	1,300,000	3.363%, 6/6/24	1,413,855
		GN Store Nord A/S
EUR	760,000	0.750%, 12/6/23	933,072
		HCA Inc
	2,050,000	4.750%, 5/1/23	2,236,418
		MPT Operating Partnership LP /
		MPT Finance Corp
EUR	1,500,000	4.000%, 8/19/22	1,920,342
GBP	910,000	2.550%, 12/5/23	1,267,611
		Rossini SARL
EUR	350,000	3.875% (3 Month
		EURIBOR + 3.875%), 10/30/25 [1]	427,040
		Teva Pharmaceutical Finance
		Netherlands III B.V.
	850,000	2.800%, 7/21/23	843,149
			9,041,487

Homebuilders/Real Estate: 7.6%
		American Tower Corp
	905,000	1.300%, 9/15/25	925,111
		Atrium European Real Estate Ltd
EUR	3,000,000	3.625%, 10/17/22	3,765,508
		CPI Property Group SA
EUR	425,000	1.450%, 4/14/22	527,385
	3,850,000	4.750%, 3/8/23	4,130,426
		DEMIRE Deutsche Mittelstand
		Real Estate AG
EUR	3,000,000	1.875%, 10/15/24	3,588,675
		Equinix Inc
	1,800,000	1.250%, 7/15/25	1,838,225
	2,250,000	5.375%, 5/15/27	2,453,290
		Globalworth Real Estate
		Investments Ltd
EUR	1,100,000	2.875%, 6/20/22	1,386,203
		Hammerson PLC
EUR	5,000,000	2.000%, 7/1/22	6,021,721
		IMMOFINANZ AG
EUR	3,000,000	2.625%, 1/27/23	3,790,328
		Mercialys SA
EUR	1,900,000	1.787%, 3/31/23	2,392,774
		NE Property BV
EUR	3,500,000	2.625%, 5/22/23	4,453,193
EUR	4,000,000	1.750%, 11/23/24	5,016,553
		Samhallsbyggnadsbolaget
		i Norden AB
EUR	500,000	1.750%, 1/14/25	642,669
		Service Properties Trust
	350,000	5.000%, 8/15/22	357,000
	500,000	4.500%, 6/15/23	503,438
		Vivion Investments SARL
EUR	3,000,000	3.000%, 8/8/24	3,396,472
			45,188,971

Insurance: 0.4%
		Galaxy Bidco Ltd
EUR	2,000,000	5.000% (3 Month
		EURIBOR + 5.000%), 7/31/26 [1]	2,461,243

Leisure: 1.3%
		Carnival Corp
EUR	1,500,000	1.625%, 2/22/21	1,826,967
	500,000	11.500%, 4/1/23	579,087
		Carnival Corp
EUR	800,000	1.875%, 11/7/22	924,828
		CPUK Finance Ltd
GBP	814,583	4.250%, 2/28/47	1,122,805
GBP	510,000	6.500%, 8/28/50	730,315
		Expedia Group, Inc.
	1,225,000	5.000%, 2/15/26	1,373,287
		Royal Caribbean Cruises Ltd.
	825,000	9.125%, 6/15/23	896,156
			7,453,445

Metals/Mining: 0.5%
		Gold Fields Orogen Holdings BVI Ltd
	1,360,000	5.125%, 5/15/24	1,508,043
		Novelis Corp
	1,125,000	5.875%, 9/30/26	1,177,031
			2,685,074

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 87.4% (Continued)

Publishing/Printing: 0.2%
		Informa PLC
EUR	900,000	2.125%, 10/6/25	$1,159,977

Quasi & Foreign Government: 1.1%
		Chengdu Xingcheng
		Investment Group Co Ltd
EUR	5,300,000	2.500%, 3/20/21	6,474,706

Services: 0.4%
		RAC Bond Co PLC
GBP	1,425,000	5.000%, 5/6/46	1,960,653
		Verisure Holding AB
EUR	365,000	3.875%, 7/15/26	458,175
			2,418,828

Steel: 0.3%
		Evraz PLC
	700,000	8.250%, 1/28/21	703,675
	1,000,000	5.250%, 4/2/24	1,097,425
			1,801,100

Super Retail: 1.9%
		AA Bond Co Ltd
GBP	4,207,000	2.875%, 1/31/22	5,763,647
GBP	300,000	2.750%, 7/31/43	404,512
		Meituan
	770,000	2.125%, 10/28/25	783,075
		PVH Corp
EUR	3,000,000	3.625%, 7/15/24	4,009,896
		Tendam Brands SAU
EUR	400,000	5.250% (3 Month
		EURIBOR + 5.250%), 9/15/24 [1]	455,673
			11,416,803

Technology: 2.5%
		ams AG
EUR	3,275,000	6.000%, 7/31/25	4,253,035
		Arqiva Broadcast Finance PLC
GBP	2,000,000	6.750%, 9/30/23	2,830,320
		Broadcom Inc
	1,963,000	4.250%, 4/15/26	2,249,670
		Dell International LLC / EMC Corp
	325,000	5.450%, 6/15/23	359,574
		Infor Inc
	498,000	1.750%, 7/15/25	517,846
		Microchip Technology Inc
	2,000,000	3.922%, 6/1/21	2,028,605
	2,000,000	4.333%, 6/1/23	2,166,475
		NXP BV / NXP Funding LLC /
		NXP USA Inc
	450,000	2.700%, 5/1/25	484,725
			14,890,250

Telecommunications: 4.8%
		Altice France SA
EUR	2,000,000	2.500%, 1/15/25	2,402,959
		Bharti Airtel International
		Netherlands BV
EUR	1,100,000	3.375%, 5/20/21	1,360,974
	1,000,000	5.125%, 3/11/23	1,068,765
		Iliad SA
EUR	700,000	0.625%, 11/25/21	859,349
EUR	700,000	1.500%, 10/14/24	867,560
		LCPR Senior Secured
		Financing DAC
	850,000	6.750%, 10/15/27	915,875
		PLT VII Finance SARL
EUR	375,000	4.625%, 1/5/26	477,082
EUR	375,000	4.625% (3 Month EURIBOR
		+ 4.625%), 1/5/26 [1]	461,552
		PPF Telecom Group BV
EUR	2,850,000	3.500%, 5/20/24	3,697,111
EUR	3,500,000	2.125%, 1/31/25	4,361,264
		Sprint Spectrum Co LLC / Sprint
		Spectrum Co II LLC / Sprint
		Spectrum Co III LLC
	575,000	4.738%, 9/20/29	624,573
		TalkTalk Telecom Group PLC
GBP	1,650,000	3.875%, 2/20/25	2,208,431
		Telecom Italia SPA
EUR	2,500,000	4.000%, 4/11/24	3,308,089
		T-Mobile USA Inc
	3,800,000	3.500%, 4/15/25	4,202,724
	1,950,000	1.500%, 2/15/26	2,000,203
			28,816,511

Transportation Excluding Air/Rail: 1.4%
		Firstgroup PLC
GBP	2,563,000	8.750%, 4/8/21	3,572,288
		Rail Transit International
		Development Co Ltd
EUR	3,500,000	1.625%, 6/22/22	4,294,835
		Rumo Luxembourg SARL
	500,000	7.375%, 2/9/24	519,505
			8,386,628

Utilities: 2.3%
		Beijing Gas Singapore Capital Corp
	3,200,000	2.750%, 5/31/22	3,258,000
		ContourGlobal Power Holdings SA
EUR	1,000,000	2.750%, 1/1/26	1,217,428
		Enel Finance International NV
	3,640,000	2.875%, 5/25/22	3,756,933
		Hero Asia Investment Ltd.
	200,000	1.500%, 11/18/23	199,974

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
CORPORATE BONDS: 87.4% (Continued)

Utilities: 2.3% (Continued)
		Vena Energy Capital Pte Ltd
	5,450,000	3.133%, 2/26/25	$5,543,911
			13,976,246

TOTAL CORPORATE BONDS
(Cost $492,852,124)			521,061,128

COLLATERALIZED LOAN OBLIGATIONS: 0.9%
		BBAM European CLO I DAC
EUR	500,000	1.600% (3 Month
		EURIBOR + 1.600%), 1/22/33 [1,2]	615,952
		Carlyle Global Market Strategies
		Euro CLO 2015-1 Ltd
EUR	2,000,000	0.960% (3 Month
		EURIBOR + 0.960%), 1/16/33 [1,2]	2,445,008
		Madison Park Euro Funding VIII DAC
EUR	1,000,000	0.950% (3 Month
		EURIBOR + 0.950%), 4/15/32 [1,2]	1,216,363
		Penta CLO 7 DAC
EUR	1,000,000	0.950% (3 Month
		EURIBOR + 0.950%), 1/25/33 [1,2]	1,225,296
			5,502,619

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $4,978,609)			5,502,619

CONVERTIBLE BONDS: 3.6%

Banking: 2.2%
		Abanca Corp Bancaria SA
EUR	500,000	6.125% (5 Year Swap Rate
		EUR + 5.927%), 1/18/29 [1,5]	665,991
		Barclays PLC
EUR	750,000	2.000% (5 Year Swap Rate
		EUR + 1.900%), 2/7/28 [1,5]	937,487
		Societe Generale SA
EUR	3,000,000	2.500% (5 Year Swap Rate
		EUR + 1.830%), 9/16/26 [1,5]	3,725,861
		TSB Banking Group PLC
GBP	3,500,000	5.750% (3 Month LIBOR
		GBP + 3.430%), 5/6/26 [1,5]	4,854,995
		Unione di Banche Italiane SpA
EUR	1,000,000	4.450% (5 Year Swap Rate
		EUR + 4.240%), 9/15/27 [1,5]	1,287,434
		Zuercher Kantonalbank
EUR	1,450,000	2.625% (5 Year Swap Rate
		EUR + 1.850%), 6/15/27 [1,5]	1,830,528
			13,302,296

Diversified Financial Services: 1.2%
		Arrow Global Finance PLC
GBP	900,000	5.125%, 9/15/24	1,233,620
		Nykredit Realkredit A/S
EUR	4,749,000	4.000% (5 Year Swap Rate
		EUR + 2.850%), 6/3/36 [1,5]	5,896,692
			7,130,312

Telecommunications: 0.2%
		Telecom Italia SPA
EUR	1,000,000	1.125%, 3/26/22	1,219,395

TOTAL CONVERTIBLE BONDS
(Cost $19,945,185)			21,652,003

Shares
AFFILIATED MUTUAL FUNDS: 1.2%
	700,000	Muzinich High Income
		Floating Rate Fund –
		Institutional Class	6,937,000

TOTAL AFFILIATED MUTUAL FUNDS
(Cost $7,000,000)			6,937,000

Principal
Amount
BANK LOANS: 5.2%

Chemicals: 0.5%
		Colouroz Midco
EUR	1,428,801	5.000% (3 Months EURIBOR
		+ 4.250%), 9/21/23 [1,3]	1,653,366
		LSF11 Skyscraper Holdco SARL
EUR	1,000,000	4.500%, 7/10/27 [1,3,6,7]	1,226,413
			2,879,779

Gaming: 0.2%
		Gamesys Group PLC
GBP	1,050,000	4.269% (1 Month LIBOR
		+ 4.250%), 12/5/24 [1,3]	1,433,193

Healthcare: 1.1%
		HRA
EUR	1,500,000	3.500% (3 Months EURIBOR
		+ 3.500%), 9/20/24 [1,3]	1,697,320
		Nemera Euro
EUR	2,000,000	4.000% (3 Months EURIBOR
		+ 4.000%), 1/22/26 [1,3]	2,431,069
		Rodenstock GmbH
EUR	2,000,000	5.250% (6 Months EURIBOR
		+ 5.250%), 6/15/26 [1,3]	2,424,960
			6,553,349

Insurance: 0.2%
		Andromeda Investissements
EUR	888,756	3.750% (3 Months LIBOR
		+ 3.750%), 6/12/26 [1,3]	1,089,814

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
BANK LOANS: 5.2% (Continued)

Services: 1.8%
		Assystem Technologies Services
EUR	3,000,000	4.250% (6 Months EURIBOR
		+ 4.250%), 9/27/24 [1,3]	$3,128,932
		Fugue Finance BV
EUR	2,000,000	3.250% (3 Months EURIBOR
		+ 3.250%), 8/30/24 [1,3]	2,416,421
		Markermeer Finance BV
EUR	1,000,000	3.500% (6 Months EURIBOR
		+ 3.500%), 1/29/27 [1,3]	1,204,332
		Summer (BC) Lux
		Consolidator SCA
EUR	3,000,000	4.750% (3 Months EURIBOR
		+ 4.750%), 12/4/26 [1,3]	3,665,863
		Verisure Holding AB
EUR	500,000	4.000% (3 Months EURIBOR
		+ 4.000%), 7/20/26 [1,3]	614,138
			11,029,686

Super Retail: 0.4%
		L1R HB Finance Ltd
GBP	2,015,319	5.273% (3 Months LIBOR
		+ 5.250%), 8/30/24 [1,3]	2,429,663

Technology: 0.2%
		Itiviti Group AB
EUR	999,335	4.000% (3 Months EURIBOR
		+ 4.000%), 3/14/25 [1,3]	1,221,404

Telecommunications: 0.4%
		Eunetworks Holdings 2 Ltd
EUR	2,000,000	3.250% (1 Month EURIBOR
		+ 3.250%),, 1/9/25 [1,3]	2,412,744

Transportation Excluding Air/Rail: 0.4%
		Silk Bidco AS
EUR	2,000,000	4.000% (6 Months EURIBOR
		+ 4.000%), 2/24/25 [1,3]	2,147,049

TOTAL BANK LOANS
(Cost $30,270,782)			31,196,681

TOTAL INVESTMENTS IN SECURITIES: 98.3%
(Cost $555,046,700)			586,349,431
Other Assets in Excess of Liabilities: 1.7%			10,069,462
TOTAL NET ASSETS: 100.0%			$596,418,893

†	In U.S. Dollars unless otherwise indicated.
CMT – United States Constant Maturity Treasury Note
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
GBP – Great Britain Pound
LIBOR – London Interbank Offered Rate
PIK – Payment-in-Kind – represents the security may pay interest in additional par.
USD – United States Dollar
[1]	Variable rate security; rate shown is the rate in effect on December 31, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[2]	Denotes investments purchased on a when-issued or delayed delivery basis.
[3]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[4]	Perpetual call date security. Date shown is next call date.
[5]	Fixed-to-variable or fixed-to-float bond; rate shown is the rate in effect on December 31, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[6]	All or a portion of the loan may be unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2020

The Low Duration Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	December 31, 2020	Currency to be Received	December 31, 2020	(Depreciation)
1/20/21	EUR 91,000,000	$111,226,370	$106,965,338	$106,965,338	$(4,261,032)
1/20/21	GBP 38,500,000	52,657,697	49,809,337	49,809,337	(2,848,360)
3/16/21	EUR 181,000,000	221,498,850	220,539,450	220,539,450	(959,400)
1/20/21	6,603,987	6,603,987	GBP 5,000,000	6,838,662	234,675
1/20/21	23,768,820	23,768,820	EUR 20,000,000	24,445,356	676,536
		$415,755,724		$408,598,143	$(7,157,581)

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at December 31, 2020

Principal
Amount†			Value
CORPORATE BONDS: 5.3%

Broadcasting: 0.6%
		Sinclair Television Group, Inc.
	100,000	4.125%, 12/1/30	$102,511

Building Materials: 0.6%
		Srm Escrow Issuer LLC
	100,000	6.000%, 11/1/28	105,375

Capital Goods: 0.6%
		BCD Acquisition Inc
	100,000	9.625%, 9/15/23	102,625

Diversified Financial Services: 1.2%
		Alliance Data Systems Corp
	100,000	7.000%, 1/15/26	105,967
		Icahn Enterprises LP /
		Icahn Enterprises Finance Corp
	100,000	6.750%, 2/1/24	101,948
			207,915

Energy: 0.5%
		CITGO Petroleum Corp
	100,000	6.250%, 8/15/22	98,250

Food/Beverage/Tobacco: 0.6%
		C&S Group Enterprises LLC
	100,000	5.000%, 12/15/28	99,833

Leisure: 0.6%
		Carnival Corp
	100,000	10.500%, 2/1/26	116,625

Metals/Mining: 0.6%
		SunCoke Energy Partners LP /
		SunCoke Energy Partners
		Finance Corp
	100,000	7.500%, 6/15/25	99,458

TOTAL CORPORATE BONDS
(Cost $929,775)			932,592

BANK LOANS: 91.2%

Automotive & Auto Parts: 4.6%
		Autokiniton US Holdings Inc
	146,250	5.900% (1 Month
		LIBOR + 5.750%), 1/29/21 [1,2]	145,519
		Clarios Global LP
	146,546	3.650% (1 Month
		LIBOR + 3.350%), 1/29/21 [1,2]	146,331
		First Brands Group LLC
	231,441	8.500% (3 Month
		LIBOR + 7.500%), 1/29/21 [1,2]	231,224
		IXS Holdings Inc
	148,847	6.000% (3 Month
		LIBOR + 5.000%), 6/30/21 [1,2]	149,467
		Wheel Pros T/L (10/20)
	150,000	6.250% (1 Month
		LIBOR + 5.250%), 1/11/21 [1,2]	148,050
			820,591

Broadcasting: 1.9%
		The EW Scripps Co
	198,992	2.650% (1 Month
		LIBOR + 5.250%), 1/29/21 [1,2]	197,313
		Gray Television Inc
	63,723	2.650% (1 Month
		LIBOR + 2.500%), 1/4/21 [1,2]	63,404
		iHeartCommunications Inc
	74,625	4.750% (1 Month
		LIBOR + 4.000%), 1/29/21 [1,2]	74,905
			335,622

Building Materials: 1.8%
		LBM Acquisition LLC
	100,000	4.500%, 12/31/27 [1,2,3,4]	100,125
		LBM Delayed Draw T/L
	22,222	4.500%, 12/31/27 [1,2,3,4]	22,250
		USIC Holdings Inc
	196,537	4.000% (1 Month
		LIBOR + 3.000%), 1/29/21 [1,2]	197,438
			319,813

Cable/Satellite TV: 1.7%
		CSC Holdings LLC
	149,612	2.410% (1 Month
		LIBOR + 2.250%), 1/15/21 [1,2]	147,742
		Ziggo Financing Partnership
	150,000	2.660% (1 Month
		LIBOR + 2.500%), 1/15/21 [1,2]	149,344
			297,086

Capital Goods: 4.9%
		Arvos BidCo Sarl
	100,000	5.500%, 8/30/21 [1,2]	83,000
		Big White Acquico GMBH
EUR	479,485	4.250% (1 Month
		EURIBOR + 4.250%), 1/29/21 [1,2]	568,918
		Raymond Bartlett Snow Holding LLC
	100,000	5.500%, 8/30/21 [1,2]	83,000
		Safety Products/JHC Acquisition Corp
	121,935	4.650% (1 Month
		LIBOR + 4.500%), 1/29/21 [1,2]	115,534
	15,030	4.650% (1 Month
		LIBOR + 4.500%), 1/29/21 [1,2]	14,241
			864,693

Chemicals: 1.8%
		Illuminate Buyer LLC
	74,813	4.150% (1 Month
		LIBOR + 4.000%), 1/29/21 [1,2]	74,953

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†		Value
BANK LOANS: 91.2% (Continued)

Chemicals: 1.8% (Continued)
	PQ Corp
142,904	2.460% (3 Month
	LIBOR + 2.250%), 1/29/21 [1,2]	$142,190
	Rohm Holding GMBH
98,997	5.320% (6 Month
	LIBOR + 5.000%), 1/29/21 [1,2]	96,357
		313,500

Consumer-Products: 2.2%
	Kronos Acquisition Holdings, Inc.
50,000	5.250%, 12/31/26 [1,2,3,4]	50,176
	TGP Holdings III LLC
346,577	5.000% (3 Month
	LIBOR + 4.000%), 3/31/21 [1,2]	345,928
		396,104

Containers: 1.1%
	Liqui-Box Holdings Inc
124,375	5.500% (3 Month
	LIBOR + 4.500%), 2/26/21 [1,2]	111,005
	Tosca Services LLC
75,000	5.250% (1 Month
	LIBOR + 4.250%), 8/18/27 [1,2]	75,531
		186,536

Diversified Financial Services: 3.1%
	Datasite T/L
150,000	5.000%, 12/10/27 [1,2]	150,375
	DRW Holdings LLC
349,122	4.40% (1 Month
	LIBOR + 4.250%), 1/29/21 [1,2]	346,939
	GBT Group Services BV
48,875	2.650% (1 Month
	LIBOR + 2.500%), 1/21/21 [1,2]	46,523
		543,837

Diversified Media: 4.0%
	Adevinta ASA
75,000	3.750%, 12/31/27 [1,2,3,4]	75,176
	Advantage Sales & Marketing Inc.
225,000	6.000% (3 Month
	LIBOR + 5.250%), 10/28/27 [1,2]	224,673
	Allen Media LLC
74,426	5.750% (3 Month
	LIBOR + 5.500%), 3/31/21 [1,2]	74,270
	Clear Channel Outdoor Holdings B
349,116	3.710% (3 Month
	LIBOR + 3.500%), 1/29/21 [1,2]	336,990
		711,109

Energy: 0.8%
	Consolidated Energy Finance SA
149,235	2.650% (1 Month
	LIBOR + 2.500%), 1/25/21 [1,2]	143,079

Environmental: 1.4%
	Gopher Resource T/L
250,000	4.250%, 3/6/25 [1,2,3,4]	248,437

Food/Beverage/Tobacco: 3.6%
	Froneri US Inc
199,000	2.400% (1 Month
	LIBOR + 2.250%), 1/29/21 [1,2]	197,408
	H-Food Holdings LLC
121,861	3.830% (1 Month
	LIBOR + 3.690%), 1/29/21 [1,2]	120,023
	US Foods Inc
323,431	2.150% (1 Month
	LIBOR + 2.000%), 1/29/21 [1,2]	318,984
		636,415

Gaming: 3.1%
	Caesars Resort Collection LLC
199,500	4.650% (1 Month
	LIBOR + 4.500%), 7/21/25 [1,2]	200,154
	Golden Nugget Inc
299,580	3.250% (2 Month
	LIBOR + 2.500%), 2/26/21 [1,2]	290,207
	PCI Gaming Authority
65,870	2.650% (1 Month
	LIBOR + 2.500%), 1/29/21 [1,2]	65,301
		555,662

Healthcare: 12.7%
	Air Methods Corp
147,328	4.500% (3 Month
	LIBOR + 3.500%), 3/31/21 [1,2]	142,687
	Auris Luxembourg III SARL
200,000	3.900% (1 Month
	LIBOR + 3.750%), 1/29/21 [1,2]	193,750
	BW NHHC Holdco, Inc.
150,000	5.220%, 5/15/25 [1,2,3,4]	132,548
	Carestream Health, Inc.
350,000	7.750%, 5/8/23 [1,2,3,4]	345,188
	Heartland Dental LLC
125,000	3.646%, 5/21/25 [1,2,3,4]	122,226
	Mallinckrodt International Finance SA
463,981	5.500% (6 Month
	LIBOR + 4.750%), 6/30/21 [1,2]	438,001
	NMN Holdings III Corp
122,639	3.680% (2 Month
	LIBOR + 3.500%), 1/29/21 [1,2]	120,800
26,311	3.680% (2 Month
	LIBOR + 3.500%), 1/29/21 [1,2]	25,916
	Pluto Acquisition I, Inc.
100,000	5.500%, 6/22/26 [1,2,3,4]	100,375
	Sedgwick Claims
	Management Services Inc
149,239	3.400% (1 Month
	LIBOR + 3.250%), 1/29/21 [1,2]	147,156
49,750	5.250% (1 Month
	LIBOR + 4.250%), 1/29/21 [1,2]	50,185
The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†			Value
BANK LOANS: 91.2% (Continued)

Healthcare: 12.7% (Continued)
		US Outpatient/ US
		Radiology (12/20) T/L
	75,000	6.250% (3 Month
		LIBOR + 5.500%), 12/10/27 [1,2]	$74,695
		US Renal Care, Inc.
	350,000	5.146%, 6/26/26 [1,2,3,4]	348,878
			2,242,405

Insurance: 2.2%
		AssuredPartners Inc
	149,246	3.650% (1 Month
		LIBOR + 3.500%), 2/1/21 [1,2]	147,299
		USI Holdings
	244,937	3.250% (3 Month
		LIBOR + 3.000%), 3/31/21 [1,2]	241,849
			389,148

Leisure: 0.4%
		United PF Holdings LLC
	68,766	4.250% (3 Month
		LIBOR + 4.000%), 3/31/21 [1,2]	64,916

Metals/Mining: 1.3%
		AMG Advanced
		Metallurgical Group NV
	241,244	3.150% (1 Month
		LIBOR + 3.000%), 1/29/21 [1,2]	238,832

Restaurants: 0.9%
		IRB Holding Corp.
	50,000	4.250%, 11/19/27 [1,2,3,4]	50,149
		Zaxby’s Operating Company T/L
	100,000	4.500% (1 Month
		LIBOR + 3.750%), 12/28/27 [1,2]	100,375
			150,524

Services: 7.8%
		American Residential Services LLC
	100,000	4.250% (3 Month
		LIBOR + 3.500%), 3/31/21 [1,2]	100,125
		APi Group DE Inc
	99,000	2.650% (1 Month
		LIBOR + 2.500%), 1/29/21 [1,2]	98,953
		Aramark Services Inc
	149,248	1.900% (1 Month
		LIBOR + 1.750%), 1/29/21 [1,2]	147,780
		Assystem Technologies Services
EUR	500,000	4.250% (6 Month
		EURIBOR + 4.250%), 3/31/21 [1,2]	521,489
		Gems Menasa Cayman Ltd
	147,764	6.000% (6 Month
		LIBOR + 5.000%), 5/28/21 [1,2]	147,672
		PetVet Care Centers LLC
	24,874	5.250% (1 Month
		LIBOR + 4.250%), 1/29/21 [1,2]	25,029
		Revint Intermediate II LLC
	200,000	5.750% (1 Month
		LIBOR + 5.000%), 1/15/21 [1,2]	198,250
		Summer BC Holdco B SARL
	150,000	4.980%, 12/4/26 [1,2,3,4]	147,874
			1,387,172

Super Retail: 1.8%
		CP Atlas Buyer, Inc.
	50,000	5.250% (3 Month
		LIBOR + 4.500%), 11/23/21 [1,2]	50,169
	25,000	5.250% (3 Month
		LIBOR + 4.500%), 11/23/27 [1,2]	25,084
		Varsity Brands Holding Co, Inc.
	250,000	4.500%, 12/16/24 [1,2,3,4]	241,340
			316,593

Technology: 14.8%
		Ahead Data Blue, LLC
	350,000	6.000% (3 Month
		LIBOR + 5.000%), 10/13/27 [1,2]	345,188
		Buzz Finco LLC
	49,625	2.900% (1 Month
		LIBOR + 2.750%), 1/29/27 [1,2]	49,439
		CT Technologies T/L (12/20)
	175,000	5.000% (1 Month
		LIBOR + 5.000%), 1/29/21 [1,2]	174,781
		Dawn Acquisition LLC
	354,720	4.000% (3 Month
		LIBOR + 3.750%), 3/31/21 [1,2]	327,414
		DCert Buyer (Digicert)
	250,000	4.146%, 10/16/26 [1,2,3,4]	250,156
		EagleView Technology Corp
	148,111	3.730% (3 Month
		LIBOR + 3.500%), 2/26/21 [1,2]	146,260
		LogMeIn Inc
	150,000	4.900% (1 Month
		LIBOR + 4.750%), 1/7/21 [1,2]	149,813
		Maxar Technologies Ltd
	68,134	2.900% (1 Month
		LIBOR + 2.750%), 1/31/21 [1,2]	67,330
		SuperMoose Borrower LLC
	294,000	4.000% (3 Month
		LIBOR + 3.750%), 3/31/21 [1,2]	275,772
		Surf Holdings LLC
	124,375	3.730% (3 Month
		LIBOR + 3.500%), 3/8/21 [1]	123,473
		Synamedia Americas Holdings Inc
	358,402	6.220% (6 Month
		LIBOR + 6.000%), 12/31/20 [1,2]	325,250
		VeriFone Systems Inc
	250,000	4.220% (3 Month
		LIBOR + 4.000%), 2/22/21 [1,2]	242,500

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

SCHEDULE OF INVESTMENTS at December 31, 2020 (Continued)

Principal
Amount†		Value
BANK LOANS: 91.2% (Continued)

Technology: 14.8% (Continued)
	Veritas US Inc
149,625	6.500% (3 Month
	LIBOR + 5.500%), 3/31/21 [1,2]	$149,419
		2,626,795

Telecommunications: 6.5%
	Centurylink T/L B (1/20)
249,370	2.400% (1 Month
	LIBOR + 2.250%), 1/29/21 [1,2]	247,126
	Consolidated Communications Inc
74,813	5.750% (1 Month
	LIBOR + 4.750%), 12/31/20 [1]	75,293
	Eagle Broadband Investments LLC
100,000	3.750% (3 Month
	LIBOR + 3.000%), 3/31/21 [1,2]	100,078
	Level 3 Financing Inc
50,000	1.900% (1 Month
	LIBOR + 1.750%), 1/29/21 [1,2]	49,281
	Numericable US LLC
219,460	2.900% (1 Month
	LIBOR + 2.750%), 1/29/21 [1,2]	215,437
	Telesat Canada
183,067	2.900% (1 Month
	LIBOR + 2.750%), 1/29/21 [1,2]	181,745
	Xplornet Communications Inc
124,375	4.900% (1 Month
	LIBOR + 4.750%), 1/29/21 [1,2]	125,044
	Zayo Group Holdings Inc
155,888	3.150% (1 Month
	LIBOR + 3.000%), 1/29/21 [1,2]	155,290
		1,149,294

Transportation Excluding Air/Rail: 1.1%
	Yak Access LLC
233,974	5.220% (3 Month
	LIBOR + 5.000%), 12/31/20 [1,2]	207,652

Utilities: 5.7%
	Calpine Corporation
	T/L B5 (11/20)
212,664	2.650% (1 Month
	LIBOR + 2.500%), 1/29/21 [1,2]	211,548
	Edgewater Generation LLC
244,030	3.900% (1 Month
	LIBOR + 3.750%), 12/31/20 [1,2]	239,744
	Exgen Renewables IV LLC
175,000	3.750% (3 Month
	LIBOR + 2.750%), 12/11/27 [1,2]	175,262
	Hamilton Projects Acquiror LLC
74,625	5.750% (3 Month
	LIBOR + 4.750%), 3/31/21 [1,2]	74,967
	Heritage Power LLC
323,242	7.000% (6 Month
	LIBOR + 6.000%), 1/29/21 [1,2]	306,828
		1,008,349

TOTAL BANK LOANS
(Cost $15,966,527)		16,154,164

TOTAL INVESTMENTS IN SECURITIES: 96.5%
(Cost $16,896,302)		17,086,756
Other Assets in Excess of Liabilities: 3.5%		621,299
TOTAL NET ASSETS: 100.0%		$17,708,055

†	In U.S. Dollars unless otherwise indicated.
EUR – Euro
EURIBOR – Euro Interbank Offered Rate
LIBOR – London Interbank Offered Rate
USD – United States Dollar
[1]
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.

[2]	Variable rate security; rate shown is the rate in effect on December 31, 2020. An index may have a negative rate. Interest rate may also be subject to a cap or floor.
[3]	All or a portion of the loan may be unfunded.
[4]	Denotes investments purchased on a when-issued or delayed delivery basis.

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at December 31, 2020

The Floating Rate Fund had the following forward foreign currency exchange contracts outstanding with the Bank of New York.

		U.S. Dollar Value at		U.S. Dollar Value at	Unrealized Appreciation
Settlement Date	Currency to be Delivered	December 31, 2020	Currency to be Received	December 31, 2020	(Depreciation)
3/15/21	EUR 1,200,000	$1,468,466	$1,456,732	$1,456,732	$(11,734)
		$1,468,466		$1,456,732	$(11,734)

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2020

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
ASSETS
Investments in unaffiliated securities, at value (Cost $488,761,406,
$63,005,880, $548,046,700, and $16,896,302) (Note 2)	$516,325,846	$66,934,202	$579,412,431	$17,086,756
Investments in securities of affiliated issuers, at value (Cost $6,000,000,
$—, $7,000,000 and $—)	5,992,656	—	6,937,000	—
Deposits at broker	328,349	24,076	—	121,092
Cash	29,909,663	2,285,219	7,578,614	2,477,007
Foreign currency, at value
(Cost $4,657,450, $—, $5,210,467 and $211,678)	4,719,217	—	5,224,442	212,822
Receivables:
Fund shares sold	3,056,824	—	1,288,039	76,950
Investment securities sold	—	77,813	4,649	1,707,143
Interest receivable	5,428,034	932,715	7,210,560	85,708
Distribution receivable from affiliate	—	—	29,713	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	911,211	—
Due from advisor, net	—	—	—	8,006
Prepaid expenses	23,454	7,638	12,949	9,067
Total assets	565,784,043	70,261,663	608,609,608	21,784,551

LIABILITIES
Payables
Investment securities purchased	19,341,235	1,214,375	—	3,940,985
Fund shares purchased	667,483	—	3,686,184	426
Distribution to shareholders	3,443,209	194,230	12,515	72,620
Unrealized depreciation on forward foreign currency exchange contracts	789,396	—	8,068,792	11,734
Investment advisory fees, net	176,339	8,972	178,314	—
Fund accounting fees	53,808	26,799	59,699	10,233
Administration fees	66,163	14,649	75,627	5,635
Transfer agent fees	31,355	4,284	33,666	631
Audit fees	25,100	23,600	23,600	22,100
Chief Compliance Officer fees	3,821	3,821	3,821	3,821
Custody fees	14,224	1,689	26,646	3,489
Trustee fees	6,133	4,269	6,421	4,063
Shareholder service fees – Institutional Class	23,288	68	—	—
Other accrued expenses	16,650	505	15,430	759
Total liabilities	24,658,204	1,497,261	12,190,715	4,076,496
NET ASSETS	$541,125,839	$68,764,402	$596,418,893	$17,708,055

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2020 (Continued)

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
COMPONENTS OF NET ASSETS
Paid-in capital	$514,032,784	$65,547,165	$596,409,938	$17,763,060
Total distributable (accumulated) earnings (losses)	27,093,055	3,217,237	8,955	(55,005)
Net assets	$541,125,839	$68,764,402	$596,418,893	$17,708,055

COMPONENTS OF NET ASSET VALUE (Unlimited Shares Authorized)
Supra Institutional Class[1]:
Net assets	$321,284,948	$62,859,808	$592,519,360	$—
Shares of beneficial interest issued and outstanding	28,618,920	6,310,775	58,692,177	—
Net asset value, offering and redemption price per share	$11.23	$9.96	$10.10	$—
Institutional Class:
Net assets	$219,840,891	$5,904,594	$3,899,533	$17,708,055
Shares of beneficial interest issued and outstanding	19,588,076	592,257	380,020	1,787,421
Net asset value, offering and redemption price per share	$11.22	$9.97	$10.26	$9.91

[1]	This class is not offered for Floating Rate Fund as of December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

(This Page Intentionally Left Blank.)

Muzinich Funds

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2020

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
INVESTMENT INCOME
Interest	$15,451,463	$3,321,960	$19,654,557	$593,921
Dividends from affiliated investments	194,615	—	294,310	—
Dividends from unaffiliated investments	94,935	54,129	—	—
Consent income	30,788	1,813	16,534	—
Other income	9,206	2,030	667	417
Total investment income	15,781,007	3,379,932	19,966,068	594,338

EXPENSES
Investment advisory fees	2,816,424	312,674	2,749,326	60,338
Administration fees	182,334	41,638	243,160	16,563
Fund accounting fees	145,088	76,581	189,077	28,898
Custody fees	120,730	11,857	165,864	25,562
Shareholder service fees – Institutional Class	111,366	—	—	—
Transfer agent fees	88,514	11,035	106,639	1,768
Registration fees	58,133	29,460	54,852	20,080
Miscellaneous expenses	34,169	7,071	38,702	4,252
Audit fees	25,632	24,056	24,202	21,037
Trustees fees	23,539	16,472	25,925	15,709
Chief Compliance Officer fees	11,739	11,710	11,806	11,739
Legal fees	7,994	8,366	8,234	8,285
Reports to shareholders	3,763	1,841	21,350	1,572
Insurance expense	3,722	2,719	4,394	2,677
Interest expense	11	—	29,551	—
Total expenses	3,633,158	555,480	3,673,082	218,480
Less: affiliated advisory fees waived	(28,601)	—	(43,504)	—
Less: advisory fees waived and expenses absorbed	(705,367)	(225,751)	(608,830)	(140,042)
Net expenses	2,899,190	329,729	3,020,748	78,438
Net investment income (loss)	12,881,817	3,050,203	16,945,320	515,900

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on:
Unaffiliated investments	2,675,641	(205,222)	(12,996,358)	(164,049)
Forward foreign currency exchange contracts	(4,103,228)	—	(19,934,206)	(153,459)
Foreign currency and foreign currency transactions	61,233	—	209,578	67,606
Futures contracts	(209,827)	—	—	—
Swap contracts	340,706	—	—	—
Net realized gain (loss)	(1,235,475)	(205,222)	(32,720,986)	(249,902)
Change in net unrealized appreciation/depreciation on:
Unaffiliated investments	18,150,256	2,815,828	32,966,164	324,418
Affiliated investments	40,656	—	21,000	—
Forward foreign currency exchange contracts	95,691	—	(543,536)	18,843
Foreign currency and foreign currency translation	49,551	—	121,681	18,820
Change in net unrealized appreciation/depreciation	18,336,154	2,815,828	32,565,309	362,081
Net realized and unrealized gain (loss) on investments	17,100,679	2,610,606	(155,677)	112,179
Net increase (decrease) in net assets resulting from operations	$29,982,496	$5,660,809	$16,789,643	$628,079

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$12,881,817	$12,697,555
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
foreign currency transactions, futures contracts and swap contracts	(1,235,475)	18,086,513
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, foreign currency translation, and futures contracts	18,336,154	9,707,575
Net increase (decrease) in net assets resulting from operations	29,982,496	40,491,643

DISTRIBUTIONS TO SHAREHOLDERS
From earnings:
Supra Institutional Class	(9,250,936)	(16,519,502)
Institutional Class	(5,955,575)	(9,649,372)
Class A1	—	(7,136)
Total distributions to shareholders	(15,206,511)	(26,176,010)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[2]	50,432,322	13,060,330
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[2]	58,592,581	(4,112,961)
Net increase (decrease) in net assets derived from net change in outstanding shares –
Class A1,2	—	(403,696)
Total increase (decrease) in net assets from capital share transactions	109,024,903	8,543,673
Total increase (decrease) in net assets	123,800,888	22,859,306

NET ASSETS
Beginning of year	417,324,951	394,465,645
End of year	$541,125,839	$417,324,951

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[2]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	7,471,905	$81,847,942	3,769,106	$41,919,717
Shares issued in reinvestment of distributions	398,207	4,358,534	676,120	7,389,094
Shares redeemed[3]	(3,283,707)	(35,774,154)	(3,303,653)	(36,248,481)
Net increase (decrease)	4,586,405	$50,432,322	1,141,573	$13,060,330

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
Institutional Class:	Shares	Value	Shares	Value
Shares sold	9,884,205	$107,504,481	3,833,373	$42,136,030
Shares redeemed in connection with the conversion of
Class A shares into Institutional Class Shares[1,4]	—	—	34,768	395,833
Shares issued in reinvestment of distributions	371,324	4,050,168	694,220	7,582,642
Shares redeemed[4]	(4,940,373)	(52,962,068)	(4,974,381)	(54,227,466)
Net increase (decrease)	5,315,156	$58,592,581	(412,020)	$(4,112,961)

	Year Ended
	December 31, 2019
Class A:	Shares	Value
Shares sold	474	$5,250
Shares issued in reinvestment of distributions	650	7,137
Shares redeemed	(1,797)	(20,250)
Shares redeemed in connection with the conversion of
Class A shares into Institutional Class Shares[1]	(34,818)	(395,833)
Net increase (decrease)	(35,491)	$(403,696)

[1]	Credit Opportunities Fund – Class A shares converted into Institutional Class shares on close of business December 27, 2019.
[3]	Net of redemption fees of $21,646 and $1,528, respectively.
[4]	Net of redemption fees of $22,921 and $7,588, respectively.

Share Class	Shares Outstanding	Net Assets	NAV Per Share	Share Conversion Ratio
Class A	34,818	$395,833	$11.3686	0.9986
Institutional Class (before conversion)	13,735,751	156,383,550	11.3851
Institutional Class (after conversion)	13,770,519	156,779,383	11.3851

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$3,050,203	$2,044,179
Net realized gain (loss) on investments	(205,222)	(170,190)
Net change in unrealized appreciation/depreciation on investments	2,815,828	2,784,622
Net increase (decrease) in net assets resulting from operations	5,660,809	4,658,611

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Supra Institutional Class	(2,845,562)	(2,001,323)
Net distributions to shareholders – Institutional Class	(200,655)	(39,177)
Total distributions to shareholders	(3,046,217)	(2,040,500)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	16,977,580	11,384,907
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	4,066,754	936,510
Total increase (decrease) in net assets from capital share transactions	21,044,334	12,321,417
Total increase (decrease) in net assets	23,658,926	14,939,528

NET ASSETS
Beginning of year	45,105,476	30,165,948
End of year	$68,764,402	$45,105,476

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	2,314,085	$20,942,127	1,207,945	$11,660,781
Shares issued in reinvestment of distributions	107,291	1,014,857	79,329	767,691
Shares redeemed	(531,473)	(4,979,404)	(107,340)	(1,043,565)
Net increase (decrease)	1,889,903	$16,977,580	1,179,934	$11,384,907

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
Institutional Class:	Shares	Value	Shares	Value
Shares sold	610,779	$5,751,486	97,000	$955,450
Shares issued in reinvestment of distributions	17,168	166,044	3,020	29,210
Shares redeemed	(202,458)	(1,850,776)	(5,000)	(48,150)
Net increase (decrease)	425,489	$4,066,754	95,020	$936,510

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$16,945,320	$16,132,182
Net realized gain (loss) on investments, forward foreign currency exchange contracts,
and foreign currency transactions	(32,720,986)	13,551,648
Change in unrealized appreciation/depreciation on investments, forward foreign currency
exchange contracts, foreign currency, and foreign currency translation	32,565,309	15,814,001
Net increase (decrease) in net assets resulting from operations	16,789,643	45,497,831

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Supra Institutional Class	(12,915,384)	(14,926,359)
Net distributions to shareholders – Institutional Class	(58,952)	(1,079)
Total distributions to shareholders	(12,974,336)	(14,927,438)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Supra Institutional Class[1]	(143,074,632)	129,553,229
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	3,575,719	101,016
Total increase (decrease) in net assets from capital share transactions	(139,498,913)	129,654,245
Total increase (decrease) in net assets	(135,683,606)	160,224,638

NET ASSETS
Beginning of year	732,102,499	571,877,861
End of year	$596,418,893	$732,102,499

[1]	Summary of share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
Supra Institutional Class:	Shares	Value	Shares	Value
Shares sold	24,568,694	$235,487,913	35,273,136	$350,548,555
Shares issued in reinvestment of distributions	1,297,389	12,880,826	1,496,883	14,890,533
Shares redeemed[2]	(39,981,912)	(391,443,371)	(23,974,491)	(235,885,859)
Net increase (decrease)	(14,115,829)	$(143,074,632)	12,795,528	$129,553,229

[2]	Net of redemption fees of $21,853 and $2,351, respectively.

	Year Ended		Period Ended
	December 31, 2020		December 31, 2019[3]
Institutional Class:	Shares	Value	Shares	Value
Shares sold	1,060,367	$10,518,831	23,004	$236,000
Shares issued in reinvestment of distributions	5,593	56,898	2	16
Shares redeemed[4]	(695,826)	(7,000,010)	(13,120)	(135,000)
Net increase (decrease)	370,134	$3,575,719	9,886	$101,016

[3]	Institutional Class commenced operations on April 30, 2019. Information presented is for the period from April 30, 2019, to December 31, 2019.
[4]	Net of redemption fees of less than $1, for each period presented.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
NET INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income (loss)	$515,900	$496,317
Net realized gain (loss) on investments, forward foreign currency
exchange contracts, and foreign currency transactions	(249,902)	55,050
Change in unrealized appreciation/depreciation on investments, forward foreign
currency exchange contracts, foreign currency, and foreign currency translation	362,081	243,232
Net increase (decrease) in net assets resulting from operations	628,079	794,599

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Institutional Class	(543,140)	(528,971)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from net change in outstanding shares –
Institutional Class[1]	6,184,854	25,811
Total increase (decrease) in net assets	6,269,793	291,439

NET ASSETS
Beginning of year	11,438,262	11,146,823
End of year	$17,708,055	$11,438,262

[1]	A summary of share transactions is as follows:

	Year Ended		Year Ended
	December 31, 2020		December 31, 2019
Institutional Class:	Shares	Value	Shares	Value
Shares sold	626,883	$6,159,751	—	$—
Shares issued to holders in reinvestment of distributions	2,684	25,529	2,614	25,811
Shares redeemed	(43)	(426)	—	—
Net increase (decrease)	629,524	$6,184,854	2,614	$25,811

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended December 31,
Supra Institutional Class	2020	2019	2018	2017	2016
Net asset value, beginning of year	$10.90	$10.49	$10.69	$10.50	$10.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.30	0.35	0.29	0.34	0.32
Net realized and unrealized gain (loss) on investments	0.37	0.77	(0.27)	0.15	0.33
Total from investment operations	0.67	1.12	0.02	0.49	0.65
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

LESS DISTRIBUTIONS:
From net investment income	(0.27)	(0.31)	(0.08)	(0.27)	(0.31)
From return of capital	—	—	(0.02)	—	—
From net realized gain	(0.07)	(0.40)	(0.12)	(0.03)	(0.11)
Total distributions	(0.34)	(0.71)	(0.22)	(0.30)	(0.42)
Net asset value, end of year	$11.23	$10.90	$10.49	$10.69	$10.50
Total return	6.30%	10.77%	0.22%	4.70%	6.34%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$321.3	$261.9	$240.1	$208.4	$176.9
Portfolio turnover rate	174%	293%	244%	135%	260%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.75%	0.76%	0.80%	0.83%	0.84%
After fees waived and expenses absorbed	0.59%	0.59%	0.60%	0.60%	0.60%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.61%	3.01%	2.61%	3.00%	2.77%
After fees waived and expenses absorbed	2.77%	3.18%	2.81%	3.23%	3.01%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Credit Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year

	Year Ended December 31,
Institutional Class	2020	2019	2018	2017	2016
Net asset value, beginning of year	$10.89	$10.49	$10.69	$10.49	$10.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.30	0.34	0.29	0.34	0.33
Net realized and unrealized gain (loss) on investments	0.36	0.76	(0.27)	0.15	0.31
Total from investment operations	0.66	1.10	0.02	0.49	0.64
Redemption fee proceeds	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	—

LESS DISTRIBUTIONS:
From net investment income	(0.26)	(0.30)	(0.08)	(0.26)	(0.31)
From return of capital	—	—	(0.02)	—	—
From net realized gain	(0.07)	(0.40)	(0.12)	(0.03)	(0.11)
Total distributions	(0.33)	(0.70)	(0.22)	(0.29)	(0.42)
Net asset value, end of year	$11.22	$10.89	$10.49	$10.69	$10.49
Total return	6.24%	10.60%	0.20%	4.73%	6.20%

SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$219.8	$155.5	$154.0	$181.9	$74.6
Portfolio turnover rate	174%	293%	244%	135%	260%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.81%	0.82%	0.83%	0.91%	0.90%
After fees waived and expenses absorbed	0.65%	0.65%	0.63%	0.67%	0.64%

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.55%	2.95%	2.57%	2.92%	2.81%
After fees waived and expenses absorbed	2.71%	3.12%	2.77%	3.16%	3.08%

[1]	Calculated using the average shares outstanding method.
[2]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

					Period Ended
	Year Ended December 31,				December 31,
Supra Institutional Class	2020	2019	2018	2017	2016[1]
Net asset value, beginning of year/period	$9.83	$9.11	$9.85	$10.45	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.51	0.51	0.50	0.51	0.41
Net realized and unrealized gain (loss) on investments	0.12	0.72	(0.74)	0.14	0.35
Total from investment operations	0.63	1.23	(0.24)	0.65	0.76

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.50)	(0.51)	(0.50)	(0.58)	(0.30)
Distributions from net realized gain	—	—	—	(0.67)	(0.01)
Total distributions	(0.50)	(0.51)	(0.50)	(1.25)	(0.31)
Net asset value, end of year/period	$9.96	$9.83	$9.11	$9.85	$10.45
Total return	6.82%	13.71%	(2.59)%	6.30%	7.74%[3]

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$62.9	$43.5	$29.5	$19.5	$83.0
Portfolio turnover rate	113%	89%	71%	120%	140%[3]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.98%	1.21%	1.63%	1.03%	1.83%[4]
After fees waived and expenses absorbed	0.58%	0.58%	0.58%	0.58%	0.58%[4]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.97%	4.68%	4.18%	4.39%	4.01%[4]
After fees waived and expenses absorbed	5.37%	5.30%	5.23%	4.84%	5.25%[4]

[1]	Commenced operations on March 31, 2016. Information presented is for the period from March 31, 2016 to December 31, 2016.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

U.S. High Yield Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

				Period Ended
	Year Ended December 31,			December 31,
Institutional Class	2020	2019	2018	2017[1]
Net asset value, beginning of year/period	$9.84	$9.12	$9.86	$10.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.52	0.51	0.49	0.39
Net realized and unrealized gain (loss) on investments	0.11	0.72	(0.74)	0.17
Total from investment operations	0.63	1.23	(0.25)	0.56

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.50)	(0.51)	(0.49)	(0.49)
Distributions from net realized gain	—	—	—	(0.67)
Total distributions	(0.50)	(0.51)	(0.49)	(1.16)
Net asset value, end of year/period	$9.97	$9.84	$9.12	$9.86
Total return	6.81%	13.68%	(2.67)%	5.47%[3]

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$5.9	$1.6	$0.7	$2.6
Portfolio turnover rate	113%	89%	71%	120%[3,4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.98%	1.17%	1.68%	1.61%[5]
After fees waived and expenses absorbed	0.58%	0.59%	0.64%	0.68%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	4.97%	4.74%	4.02%	3.87%[5]
After fees waived and expenses absorbed	5.37%	5.32%	5.06%	4.81%[5]

[1]	Commenced operations on March 27, 2017. Information presented is for the period from March 27, 2017 to December 31, 2017.
[2]	Calculated based on the average number of shares outstanding.
[3]	Not annualized.
[4]	Portfolio turnover calculated at the Fund level.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

					Period Ended
	Year Ended December 31,				December 31,
Supra Institutional Class	2020	2019	2018	2017	2016[1]
Net asset value, beginning of year/period	$10.05	$9.53	$10.27	$10.04	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.27	0.26	0.25	0.24	0.09
Net realized and unrealized gain (loss) on investments	(0.01)	0.48	(0.17)	0.18	0.03
Total from investment operations	0.26	0.74	0.08	0.42	0.12
Redemption fee proceeds	—	—	—	(0.00)[3]	—

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.21)	(0.13)	(0.29)	(0.19)	(0.08)
Distributions from net realized gain	—	(0.09)	(0.53)	(0.00)[3]	—
Total distributions	(0.21)	(0.22)	(0.82)	(0.19)	(0.08)
Net asset value, end of year/period	$10.10	$10.05	$9.53	$10.27	$10.04
Total return	2.64%	7.86%	0.79%	4.26%	1.19%[4]

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$592.5	$732.0	$571.9	$705.8	$263.8
Portfolio turnover rate	75%	47%	72%	57%	7%[4]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.60%	0.59%	0.62%	0.71%	0.96%[5]
After fees waived and expenses absorbed	0.49%	0.49%	0.50%	0.50%	0.50%[5]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.66%	2.50%	2.32%	2.16%	1.40%[5]
After fees waived and expenses absorbed	2.77%	2.60%	2.44%	2.37%	1.86%[5]
[1]	Commenced operations on June 30, 2016. Information presented is for the period from June 30, 2016 to December 31, 2016.
[2]	Calculated using the average shares outstanding method.
[3]	Does not round to $0.01 or $(0.01), as applicable.
[4]	Not annualized.
[5]	Annualized.

The accompanying notes are an integral part of these financial statements.

Low Duration Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

	Year Ended	Period Ended
Institutional Class	December 31, 2020	December 31, 2019[1]
Net asset value, beginning of year/period	$10.20	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.28	0.17
Net realized and unrealized gain (loss) on investments	(0.01)	0.19
Total from investment operations	0.27	0.36

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.21)	(0.07)
Distributions from net realized gain	—	(0.09)
Total distributions	(0.21)	(0.16)
Net asset value, end of year/period	$10.26	$10.20
Total return	2.70%	3.60%[3]

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$3.9	$0.1
Portfolio turnover rate	75%	47%[3,5]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	0.61%	0.53%[4]
After fees waived and expenses absorbed	0.50%	0.46%[4]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	2.68%	2.31%[4]
After fees waived and expenses absorbed	2.79%	2.38%[4]

[1]	Commenced operations on April 30, 2019. Information presented is for the period from April 30, 2019 to December 31, 2019.
[2]	Calculated using the average shares outstanding method.
[3]	Not annualized.
[4]	Annualized.
[5]	Portfolio turnover calculated at the Fund level.

The accompanying notes are an integral part of these financial statements.

Floating Rate Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year/period

			Period Ended
	Year Ended December 31,		December 31,
Institutional Class	2020	2019	2018[1]
Net asset value, beginning of year/period	$9.88	$9.65	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[2]	0.41	0.43	0.15
Net realized and unrealized gain (loss) on investments	0.04	0.26	(0.28)
Total from operations	0.45	0.69	(0.13)

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.42)	(0.38)	(0.13)
Distributions from net realized gain	—	(0.08)	(0.09)
Total distributions	(0.42)	(0.46)	(0.22)
Net asset value, end of year/period	$9.91	$9.88	$9.65
Total return	4.83%	7.34%	(1.45)%[3]

SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$17.7	$11.4	$11.1
Portfolio turnover rate	73%	78%	22%[3]

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	1.81%	1.86%	2.37%[4]
After fees waived and expenses absorbed	0.65%	0.65%	0.65%[4]

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed	3.11%	3.13%	1.26%[4]
After fees waived and expenses absorbed	4.27%	4.34%	2.98%[4]

[1]	Commenced operations on June 29, 2018. Information presented is for the period from June 29, 2018 to December 31, 2018.
[2]	Calculated based on average shares outstanding during the period.
[3]	Not Annualized.
[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020

NOTE 1 – ORGANIZATION

The Muzinich Credit Opportunities Fund (“Credit Opportunities Fund”), Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”), Muzinich Low Duration Fund (“Low Duration Fund”) and Muzinich High Income Floating Rate Fund (“Floating Rate Fund”) (each a “Fund,” collectively the “Funds”) are diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.” The Funds commenced operations on January 3, 2013, March 31, 2016, June 30, 2016 and June 29, 2018, respectively.

The Funds offer two classes of shares: Institutional shares, and Supra Institutional shares (Class A shares are not available for purchase). Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on its relative net assets. Currently, the Credit Opportunities Fund offers Supra Institutional and Institutional Class shares, the U.S. High Yield Fund offers Supra Institutional and Institutional Class shares, the Low Duration Fund offers Supra Institutional and Institutional Class shares and the Floating Rate Fund offers Institutional Class shares.

The investment objective of the Credit Opportunities Fund is primarily to provide a high level of income and capital appreciation. The investment objective of the U.S. High Yield Fund is to provide a high level of income on a risk-adjusted basis over a full market cycle. The investment objective of the Low Duration Fund is to protect capital and generate positive returns under most market conditions. The investment objective of the Floating Rate Fund is to provide a high level of income with a focus on principal preservation and reduced exposure to changes in interest rates.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”) and Master Limited Partnerships (“MLPs”), that are traded on U.S. national or foreign securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs and MLPs that are not traded on a listed exchange are valued at the last sale price in the over-the- counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by an independent pricing service. The independent pricing service may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. In the absence of a price from a pricing service, securities are valued at their respective fair values as determined in good faith by the Valuation Committee.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Forward foreign currency exchange contracts are presented at fair value measured by the difference between the forward exchange rates (“forward rates”) at the dates of entry into the contracts and the forward rates at the reporting date, and such differences are included in the Statements of Assets and Liabilities.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

Swap contracts, such as credit default swaps, total return swaps, interest rate swaps and currency swaps, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Valuation Committee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees (the “Board”). Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments and derivative instruments as of December 31, 2020. See the Schedules of Investments for the industry breakouts.

Credit Opportunities Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$458,814,142	$—	$458,814,142
Convertible Bonds	—	2,651,814	—	2,651,814
Affiliated Mutual Funds	5,992,656	—	—	5,992,656
Bank Loans	—	54,859,890	—	54,859,890
Total Assets	$5,992,656	$516,325,846	$—	$522,318,502

Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(789,396)	$—	$(789,396)

[1]
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts, which are presented at the net unrealized appreciation/(depreciation) on the investment.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

U.S. High Yield Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$61,719,405	$—	$61,719,405
Bank Loans	—	5,214,797	—	5,214,797
Total Assets	$—	$66,934,202	$—	$66,934,202

Low Duration Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$521,061,128	$—	$521,061,128
Collateralized Loan Obligations	—	5,502,619	—	5,502,619
Convertible Bonds	—	21,652,003	—	21,652,003
Affiliated Mutual Funds	6,937,000	—	—	6,937,000
Bank Loans	—	31,196,681	—	31,196,681
Total Assets	$6,937,000	$579,412,431	$—	$586,349,431

Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(7,157,581)	$—	$(7,157,581)

[1]
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts, which are presented at the net unrealized appreciation/(depreciation) on the investment.

Floating Rate Fund

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$932,592	$—	$932,592
Bank Loans	—	16,154,164	—	16,154,164
Total Assets	$—	$17,086,756	$—	$17,086,756
Other Financial Instruments[1]:
Forward Foreign Currency Exchange Contracts	$—	$(11,734)	$—	$(11,734)

[1]
Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as forward foreign currency exchange contracts, which are presented at the net unrealized appreciation/(depreciation) on the investment.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use forward contracts and swap contracts (types of derivatives), how they are accounted for, and how they affect an entity’s results of operations and financial position. The Funds may use derivatives in various ways. The Funds may, but are not required to, use derivatives for risk management purposes or as part of its investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Credit Opportunities Fund’s average notional value of forward foreign currency exchange contracts outstanding during the year ended December 31, 2020 was $79,290,104. The Low Duration Fund’s average notional value for forward foreign currency exchange contracts outstanding during the year ended December 31, 2020 was $468,683,012. The Floating Rate Fund’s average notional value for forward foreign currency exchange contracts outstanding during the year ended December 31, 2020 was $2,125,226. Forward foreign currency exchange contracts entered into during the year ended December 31, 2020 were with the Bank of New York for the Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund. The Credit Opportunities Fund’s average notional value of exchange traded futures contracts outstanding during the year ended December 31, 2020 was $30,163,371 and were entered into with Morgan Stanley. The Credit Opportunities Fund entered into swap contract transactions with Credit Suisse Group AG, Deutsche Bank Trust Co., Goldman Sachs & Co., and J.P. Morgan Chase during the year ended December 31, 2020, at an average transaction notional value of $13,800,000, $8,290,000, $7,875,000, and $6,776,250, respectively.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

The notional amount for forward foreign currency exchange contracts is calculated based on the currency being sold converted to U.S. dollars. The average notional amount for forward foreign currency exchange contracts is calculated by the dollar value of open contracts at the end of the previous fiscal year and at each quarter end in the current fiscal year. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. The notional amount for swap contracts is the principal value. The average notional amount for swap and futures contracts is based on the daily notional amounts.

The following tables show the effects of derivative instruments on the financial statements.

Statements of Assets and Liabilities

Fair values of derivative instruments as of December 31, 2020:

Credit Opportunities Fund

	Asset Derivatives as of December 31, 2020		Liability Derivatives as of December 31, 2020
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$—	Exchange Contracts	$789,396
		$—		$789,396

Low Duration Fund
	Asset Derivatives as of December 31, 2020		Liability Derivatives as of December 31, 2020
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$911,211	Exchange Contracts	$8,068,792
		$911,211		$8,068,792

Floating Rate Fund
	Asset Derivatives as of December 31, 2020		Liability Derivatives as of December 31, 2020
Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency	Unrealized Appreciation on		Unrealized Depreciation on
Exchange Contracts	Forward Foreign Currency		Forward Foreign Currency
	Exchange Contracts	$—	Exchange Contracts	$11,734
		$—		$11,734

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2020:

Credit Opportunities Fund

	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$(4,103,228)	$95,691
Credit Default –	Net realized and unrealized
Swap Contracts	gain (loss) on swap contracts	340,706	—
Treasury Futures	Net realized and unrealized
Contracts	gain (loss) on futures contracts	(209,827)	—

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

Low Duration Fund
	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$(19,934,206)	$(543,536)

Floating Rate Fund
	Location of Gain (Loss)	Realized Gain (Loss)	Change in Unrealized
	on Derivatives	on Derivatives	Appreciation/Depreciation on
Instrument	Recognized in Income	Recognized in Income	Derivatives Recognized in Income
Forward Foreign	Net realized and unrealized
Currency Exchange	gain (loss) on forward foreign
Contracts	currency exchange contracts	$(153,459)	$18,843

The U.S. High Yield Fund did not have derivatives activity during the year ended December 31, 2020.

B.
Swap Contracts. A swap, which may be a customized and privately negotiated agreement or a standardized and exchange- traded contract, obligates two parties to exchange a series of cash flows at specified intervals (payment dates) based upon, or calculated by, reference to changes in specified prices or rates for a specified amount of an underlying asset (the “notional” principal amount). Swaps are entered into on a net basis (i.e., the two payment streams are netted out, with a fund receiving or paying, as applicable, only the net amount of the two payments). Examples of such swaps may include, but are not limited to, currency swaps, interest rate swaps, total return swaps, and credit default swaps. Payments received by the Funds from swap agreements will result in taxable income, either as ordinary income or capital gains. Except for currency swaps, the notional principal amount is used solely to calculate the payment streams but is not exchanged. With respect to currency swaps, actual principal amounts of currencies may be exchanged by the counterparties at the initiation, and again upon the termination, of the transaction. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become well-established and relatively liquid.

C.
Futures Contracts. Each Fund may purchase or sell futures contracts and options thereon to hedge against changes in interest rates, securities (through index futures or options) or currencies. The purchase of futures contracts may be more efficient or cost effective than actually buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date. Upon entering into a futures contract, each Fund is required to pledge to the counterparty an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Pursuant to a contract entered into with a futures commission merchant, each Fund agrees to receive from or pay to the firm an amount of cash equal to the cumulative daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Each Fund will cover its current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indexes that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange- imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Credit Opportunities Fund had futures contracts activity during the year ended December 31, 2020. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund did not have futures contracts activity during the year ended December 31, 2020.  The U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund did not have swap contracts activity during the year ended December 31, 2020.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

D.
Forward Foreign Currency Exchange Contracts. During the year ended December 31, 2020, the Credit Opportunities Fund, Low Duration Fund and Floating Rate Fund entered into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying non-U.S. portfolio securities against the effect of possible adverse movements in foreign exchange rates. When entering into a forward foreign currency exchange contract, the Funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. The unrealized gain or loss on the contracts and the forward rates at the reporting date is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. The U.S. High Yield Fund did not have forward foreign currency exchange contract activity during the year ended December 31, 2020.

E.
Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate prior to the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Funds include foreign exchange gains and losses from interest receivable and other foreign currency denominated payables and receivables in “Change in net unrealized appreciation/depreciation on foreign currency translation” and “Net realized gain (loss) on foreign currency transaction.” The Funds do not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included in “Change in net unrealized appreciation/depreciation on investments” and “Net realized gain (loss) on investments” as shown in the Statements of Operations.

F.
Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar  year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of each Fund’s next taxable year.

As of December 31, 2020, the Credit Opportunities Fund deferred, on a tax basis, post-October losses of $1,741,240.  The U.S. High Yield Fund, Low Duration Fund, and Floating Rate Fund did not defer any post-October losses as of December 31, 2020.

As of December 31, 2020, the Funds had the following capital loss carryovers, which do not expire and retain their original character.

	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund	Floating Rate Fund
Short-Term Capital Loss Carryovers	$—	$130,464	$14,532,857	$84,363
Long-Term Capital Loss Carryovers	—	588,029	19,178,802	219,409
Total	$—	$718,493	$33,711,659	$303,772

As of December 31, 2020, the Funds did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

G.
Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

H.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Credit Opportunities Fund normally are declared and paid on a quarterly basis. Distributions to shareholders from net investment income for the U.S.

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

High Yield Fund, Low Duration Fund and Floating Rate Fund normally are declared and paid on a monthly basis. Distributions are recorded on the ex-dividend date. Distributions to shareholders from net realized gains for the Funds normally are declared and paid on an annual basis, if applicable.

I.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

J.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 1% redemption fee on shares held less than 90 days. The fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as paid-in capital and such fees become part of that Funds’ daily NAV calculation.

K.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

L.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If at any time Muzinich & Co., Inc. (the “Advisor”) determines that the value of illiquid investments held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written program.

M.
Variable and Floating Rate Securities. The Funds may invest in variable and floating rate securities. Fixed income securities that have variable or floating rates of interest may, under certain limited circumstances, have varying principal amounts. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to one or more interest rate indices or market interest rates (the “underlying index”). The interest paid on these securities is a function primarily of the underlying index upon which the interest rate adjustments are based. These adjustments minimize changes in the market value of the obligation. Similar to fixed rate debt instruments, variable and floating rate instruments are subject to changes in value based on changes in market interest rates or changes in the issuer’s creditworthiness. The rate of interest on securities may be tied to U.S. Government Securities or indices on those securities as well as any other rate of interest or index.

Variable and floating rate demand notes of corporations are redeemable upon a specified period of notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying interest rates under direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days’ notice.

Certain securities may have an initial principal amount that varies over time based on an interest rate index, and, accordingly, a Fund might be entitled to less than the initial principal amount of the security upon the security’s maturity. A Fund intends to purchase these securities only when the Advisor believes the interest income from the instrument justifies any principal risks associated with the instrument. The Advisor may attempt to limit any potential loss of principal by purchasing similar instruments that are intended to provide an offsetting increase in principal. There can be no assurance that the Advisor will be able to limit the effects of principal fluctuations and, accordingly, a Fund may incur losses on those securities even if held to maturity without issuer default.

N.
When-Issued Securities and Forward Commitments. The Funds may purchase securities offered on a “when-issued” and “forward commitment” basis (including a delayed delivery basis). Securities purchased on a “when-issued” or “forward commitment basis” are securities not available for immediate delivery despite the fact that a market exists for those securities. A purchase is made on a “delayed delivery” basis when the transaction is structured to occur sometime in the future.

When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued basis or forward commitment, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV. No when-issued or forward commitments will be made by a Fund if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

O.
Deposits at Broker. Deposits at broker represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such deposits are excluded from cash and equivalents in the Statements of Assets and Liabilities. Interest income earned on such deposits is recorded in “Other income” on the Statements of Operations, if applicable.

P.
Offsetting Agreements. The Funds may subject to netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow the Funds to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements, collateral arrangements or other similar agreements as of December 31, 2020:

Credit Opportunities Fund

	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)

Description						Net Amount
Assets
Forward foreign
currency exchange
contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	789,396	—	789,396	—	—	789,396

Low Duration Fund
		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities		Cash Collateral Pledged (Received)
				Financial Instruments
Description	Gross Amounts					Net Amount
Assets
Forward foreign
currency exchange
contracts	$911,211	$—	$911,211	$911,211	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	8,068,792	—	8,068,792	(911,211)	—	7,157,581

Floating Rate Fund
		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)

Description	Gross Amounts					Net Amount
Assets
Forward foreign
currency exchange
contracts	$—	$—	$—	$—	$—	$—
Liabilities
Forward foreign
currency exchange
contracts	11,734	—	11,734	—	—	11,734

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

Q.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  These differences are primarily due to the tax treatment of foreign currency, forward foreign currency exchange contracts and interest on swap contracts.  For the year ended December 31, 2020, no adjustments were made.

R.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Advisor provides the Funds with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to receive a monthly fee. For the Credit Opportunities Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.60% based upon the average daily net assets of the Fund. For the U.S. High Yield Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the Low Duration Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.45% based upon the average daily net assets of the Fund. For the Floating Rate Fund, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. The investment advisory fees incurred by the Funds for the year ended December 31, 2020, are disclosed in the Statements of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to waive its fees and reimburse certain expenses (excluding taxes, leverage interest, portfolio transaction expenses, acquired fund fees and expenses, and extraordinary expenses) to limit total expenses for Institutional Shares and Supra Institutional Shares to 0.70% and 0.60%, respectively, of the Credit Opportunities Fund’s average daily net assets, Class A Shares, Institutional Shares and Supra Institutional Shares to 0.93%, 0.68% and 0.58%, respectively, of the U.S. High Yield Fund’s average daily net assets, Class A Shares, Institutional Shares and Supra Institutional Shares to 0.85%, 0.60% and 0.50%, respectively, of the Low Duration Fund’s average daily net assets and Class A Shares, Institutional Shares and Supra Institutional Shares to 0.90%, 0.65% and 0.55%, respectively, of the Floating Rate Fund’s average net assets. The Operating Expenses Limitation Agreements have an indefinite term and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Funds, upon sixty (60) days’ written notice to the Advisor. Any fees waived and/or Fund expenses absorbed by the Advisor pursuant to an agreed-upon expense cap shall be reimbursed by the Funds to the Advisor, if so requested by the Advisor, any  time before the end of the third year following the fee waiver and/or expense absorption, provided the aggregate amount of the Funds’ current operating expenses for such year does not exceed the lesser expense cap in place at the time of waiver or at the time of reimbursement. The Funds must pay their current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon the Board’s review and approval. The amounts of fees waived and expenses absorbed by the Advisor during the year ended December 31, 2020, are disclosed in the Statements of Operations.  Any amount due from the Advisor is paid monthly to the Funds, if applicable.

As of December 31, 2020, the remaining cumulative amounts that may be recouped by the Advisor on behalf of the Funds are shown in the following tables. The Advisor may recapture a portion of the unreimbursed amounts no later than the dates as stated.

Expiration	Credit Opportunities Fund	U.S. High Yield Fund	Low Duration Fund	Floating Rate Fund
December 31, 2021	$805,550	$279,608	$864,248	$93,217
December 31, 2022	627,223	241,670	617,857	138,558
December 31, 2023	705,367	225,751	608,830	140,042
Total	$2,138,140	$747,029	$2,090,935	$371,817

If a Fund invested in other investment vehicles sponsored by the Advisor (“Affiliated Mutual Fund”) during the period, the Advisor waived its advisory fee to the Fund in an amount equal to the overall operating expenses of the other Muzinich Funds Affiliated Mutual Fund in respect to Fund assets so invested. Any amount waived with respect to an investment is an Affiliated Mutual Fund is voluntary and not eligible for reimbursement to the Advisor. Accordingly, the Advisor waived the following fees for the year ended December 31, 2020:

Fund	Amount Waived
Credit Opportunities Fund	$28,601
Low Duration Fund	43,504

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), acts as the Funds’ administrator, fund accountant and transfer agent. In those capacities Fund Services maintains the Funds’ books and records, calculates the Funds’ NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Funds to Fund Services for these services for the year ended December 31, 2020, are disclosed in the Statements of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  U.S. Bank N.A. serves as custodian to the Funds. U.S. Bank N.A. is an affiliate of Fund Services.

The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to Class A shares. The Distribution Plan provides that each Fund may pay a fee to the Distributor, at an annual rate of up to 0.25% of the average daily net assets of Class A shares. No distribution fees are paid by Supra Institutional or Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. As of December 31, 2020, Class A shares are not offered for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund.

Pursuant to a Shareholder Service Plan adopted by the Trust and established by the Funds with respect to the Class A shares and Institutional Class shares of the Funds, the Advisor is authorized to provide, or arrange for others to provide, personal shareholder services relating to the servicing and maintenance of shareholder accounts not otherwise provided to the Funds (“Shareholder Servicing Activities”). Under the Shareholder Service Plan, the Advisor may enter into shareholder service agreements with securities broker-dealers and other securities professionals who provide Shareholder Servicing Activities for their clients invested in the Funds. The shareholder servicing fees incurred by the Funds for the year ended December 31, 2020, are disclosed in the Statements of Operations. As of December 31, 2020, Class A shares are not offered for the U.S. High Yield Fund, Low Duration Fund and Floating Rate Fund.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2020, the cost of purchases and proceeds from the sales and maturities of securities, excluding short-term investments, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$890,074,443	$758,892,252
U.S. High Yield Fund	79,787,827	62,005,261
Low Duration Fund	448,701,397	611,227,124
Floating Rate Fund	14,122,926	8,551,556

For the year ended December 31, 2020, the cost of purchases and proceeds from the sales and maturities of long-term U.S. Government obligations included in the above, were as follows:

	Purchases	Sales/Maturities
Credit Opportunities Fund	$86,963,131	$86,633,870

There were no purchases or sales/maturities of long-term U.S. Government securities for the U.S. High Yield Fund, Low Duration Fund or Floating Rate Fund during the year ended December 31, 2020.

NOTE 5 – TRANSACTIONS WITH AFFILIATES

The Muzinich Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment advisor. The following is a reconciliation of the Muzinich Funds’ transactions with affiliates during the year ended December 31, 2020:

Credit Opportunities Fund

	Share/Par					Change in
	Balance	Value as of				Unrealized	Value as of
Controlled Company	December 31,	December 31,			Realized	Appreciation/	December 31,	Dividend and
Affiliated Mutual Fund	2020	2019	Acquisitions	Dispositions	Gain (Loss)	Depreciation	2020	Interest Income
Floating Rate Fund	604,708	$3,952,000	$2,000,000	$—	$—	$40,656	$5,992,656	$194,615

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

Low Duration Fund

	Share/Par					Change in
	Balance	Value as of				Unrealized	Value as of
Controlled Company	December 31,	December 31,			Realized	Appreciation/	December 31,	Dividend and
Affiliated Mutual Fund	2020	2019	Acquisitions	Dispositions	Gain (Loss)	Depreciation	2020	Interest Income
Floating Rate Fund	700,000	$6,916,000	$—	$—	$—	$21,000	$6,937,000	$294,310

The Funds did not have investments in majority-owned subsidiaries or other controlled companies.

The U.S. High Yield Fund and Floating Rate Fund had no transactions with Affiliated Companies during the year ended December 31, 2020.

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2020, and the year ended December 31, 2019, was as follows:

	Ordinary Income
	December 31, 2020	December 31, 2019
Credit Opportunities Fund	$13,943,065	$25,244,442
U.S. High Yield Fund	3,046,217	2,040,500
Low Duration Fund	12,974,336	12,116,480
Floating Rate Fund	543,140	467,277

	Long-Term Capital Gains[1]
	December 31, 2020	December 31, 2019
Credit Opportunities Fund	$1,263,446	$931,568
U.S. High Yield Fund	—	—
Low Duration Fund	—	2,810,958
Floating Rate Fund	—	61,694

1  Designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3).

The Funds also designate as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.

The cost basis of investments for federal income tax purposes at December 31, 2020, was as follows:

	Credit		Low
	Opportunities	U.S. High	Duration	Floating
	Fund	Yield Fund	Fund	Rate Fund
Cost of investments	$494,956,742	$63,006,137	$555,046,700	$16,896,302
Gross tax unrealized appreciation	27,725,075	4,149,128	33,665,938	301,032
Gross tax unrealized depreciation	(363,315)	(221,063)	(2,363,207)	(110,578)
Net tax unrealized appreciation (depreciation)	27,361,760	3,928,065	31,302,731	190,454
Undistributed ordinary income (loss)	1,364,122	7,665	2,194,614	38,522
Undistributed long-term capital gains (losses)	—	—	—	—
Total distributable earnings	1,364,122	7,665	2,194,614	38,522
Other distributable (accumulated) gains (losses)	(1,632,827)	(718,493)	(33,488,390)	(283,981)
Total distributable (accumulated) earnings (losses)	$27,093,055	$3,217,237	$8,955	$(55,005)

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Credit Opportunities Fund, U.S. High Yield Fund and Low Duration Fund credit facilities pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. Credit facility details for the year ended December 31, 2020, are as follows:

Credit Opportunities Fund
Maximum available credit	$20,000,000
Largest amount outstanding on an individual day	51,000
Average daily loan outstanding when in use	51,000
Credit facility outstanding as of December 31, 2020	—
Average interest rate when in use	4.75%

U.S. High Yield Fund
Maximum available credit	$4,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding when in use	—
Credit facility outstanding as of December 31, 2020	—
Average interest rate when in use	—

Low Duration Fund
Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	50,000,000
Average daily loan outstanding when in use	16,168,063
Credit facility outstanding as of December 31, 2020	—
Average interest rate when in use	3.66%

Interest expense for the year ended December 31, 2020, is disclosed in the Statements of Operations, if applicable.

NOTE 8 – SIGNIFICANT SHAREHOLDER HOLDINGS

As of December 31, 2020, shareholders affiliated with the Funds and/or Advisor owned shares of the Funds as follows:

		% of Total Shares Outstanding Owned
	Total Shares Outstanding	by Affiliated Shareholders
Floating Rate Fund	1,787,421	73%

NOTE 9 – RISKS ASSOCIATED WITH THE DISCONTINUATION OF THE LONDON INTERBANK OFFERED RATE (“LIBOR”)

The Funds invest significantly in corporate bonds that have interest rate provisions linked to LIBOR. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for such loans. It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market. The expected discontinuation of LIBOR may impact the functioning, liquidity, and value of these investments.

NOTE 10 – ELECTION OF TRUSTEES TO THE BOARD OF TRUSTEES OF THE TRUST

A Special Meeting of Shareholders (the “Meeting”) took place on June 17, 2020. The Meeting was held for all series of the Trust. All Trust shareholders of record, in the aggregate across all series of the Trust, were entitled to attend or submit proxies. As of the record date, April 20, 2020, the Trust had 980,568,279 shares outstanding. The results of the voting for the proposal was as follows:

Proposal: Election of Trustees to the Board of Trustees of the Trust	For Votes	Votes Withheld
1. Eric W. Falkeis	681,049,390	10,981,441
2. Kathleen T. Barr	681,250,626	10,779,780
3. Ashi S. Parikh	681,087,446	10,940,163

Muzinich Funds

NOTES TO FINANCIAL STATEMENTS December 31, 2020 (Continued)

Accordingly, effective June 17, 2020, the Board of Trustees of Professionally Managed Portfolios consists of the following individuals, each of whom have been elected by shareholders:

Kathleen T. Barr, Independent Trustee	Ashi S. Parikh, Independent Trustee
Wallace L. Cook, Independent Trustee	Carl A. Froebel, Independent Trustee
Eric W. Falkeis, Independent Trustee	Steven J. Paggioli, Independent Trustee

NOTE 11 – (COVID-19) PANDEMIC

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Muzinich Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Muzinich Funds and
The Board of Trustees of Professionally Managed Portfolios

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Muzinich Credit Opportunities Fund, Muzinich U.S. High Yield Corporate Bond Fund (“U.S. High Yield Fund”), Muzinich Low Duration Fund (“Low Duration Fund”), and Muzinich High Income Floating Rate Fund (“Floating Rate Fund”) (collectively, the “Funds”), each a series of Professionally Managed Portfolios, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended (with respect to U.S. High Yield Fund, for each of the four years in the period then ended and for the period March 31, 2016 to December 31, 2016; with respect to Low Duration Fund, for each of the four years in the period then ended and for the period June 30, 2016 to December 31, 2016; with respect to Floating Rate Fund, for the two years in the period then ended and for the period June 29, 2018 to December 31, 2018), and the related notes (collectively referred to as the “financial statements”).  In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2020, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on the Funds’ financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.  We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.  The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.  Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian and brokers or through other appropriate auditing procedures where replies from brokers were unable to be obtained.  We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 1, 2021

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended December 31, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, service fees, and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 – December 31, 2020).

Actual Expenses

The “Actual” lines for each respective class of the following tables provide information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Fund Services, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, Fund Services currently charges a $15.00 fee.  The Funds charge a redemption fee equal to 1.00% of the net amount of the redemption if you redeem shares within 90 calendar days after you purchase them.  To the extent the Funds invest in shares of other investment companies as part of their strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.

The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line for each respective class of the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, each hypothetical line of the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Credit Opportunities Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/20	12/31/20	7/1/2020 – 12/31/2020[1]
Supra Institutional Class Actual	$1,000.00	$1,057.30	$3.05
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.17	$3.00

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/20	12/31/20	7/1/2020 – 12/31/2020[1]
Institutional Class Actual	$1,000.00	$1,056.10	$3.41
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.82	$3.35

[1]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.59% and 0.66% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 184/366 (to reflect the one half-year period).

Muzinich Funds

EXPENSE EXAMPLES For the Six Months Ended December 31, 2020 (Unaudited) (Continued)

U.S. High Yield Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/20	12/31/20	7/1/2020 – 12/31/2020[2]
Supra Institutional Class Actual	$1,000.00	$1,100.10	$3.06
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.22	$2.95

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/20	12/31/20	7/1/2020- 12/31/2020[2]
Institutional Class Actual	$1,000.00	$1,101.20	$3.06
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.22	$2.95

Low Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/20	12/31/20	7/1/2020 – 12/31/2020[3]
Supra Institutional Class Actual	$1,000.00	$1,051.40	$2.58
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.62	$2.54

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/20	12/31/20	7/1/2020 – 12/31/2020[3]
Institutional Class Actual	$1,000.00	$1,052.70	$2.58
Hypothetical (5% annual return before taxes)	$1,000.00	$1,022.62	$2.54

Floating Rate Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/20	12/31/20	7/1/2020 – 12/31/2020[4]
Institutional Class Actual	$1,000.00	$1,071.50	$3.38
Hypothetical (5% annual return before taxes)	$1,000.00	$1,021.87	$3.30

[2]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.58% and 0.58% (reflecting fee waivers in effect), respectively, multiplied by the average account value over the period multiplied by 184/366 (to reflect the one half-year period).

[3]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Supra Institutional Class and Institutional Class shares were 0.50% and 0.50% (reflecting fee waivers in effect), multiplied by the average account value over the period multiplied by 184/366 (to reflect the one half-year period).

[4]
Expenses are equal to the annualized net expense ratio for the most recent six-month period.  The annualized six-month expense ratios for Institutional Class shares was 0.65% (reflecting fee waivers in effect, multiplied by the average account value over the period multiplied by 184/366 (to reflect the one half-year period).

Muzinich Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

MUZINICH CREDIT OPPORTUNITIES FUND
MUZINICH U.S. HIGH YIELD CORPORATE BOND FUND
MUZINICH LOW DURATION FUND
MUZINICH HIGH INCOME FLOATING RATE FUND

At a meeting held on August 13-14, 2020, the Board (which is comprised of six persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Professionally Managed Portfolios (the “Trust”) and Muzinich and Co., Inc. (the “Advisor”) for each of the Muzinich Credit Opportunities Fund, the Muzinich U.S. High Yield Corporate Bond Fund, the Muzinich Low Duration Fund and the Muzinich High Income Floating Rate Fund (each a “Fund,” and together, the “Funds”).  At this meeting and at a prior meeting held on May 19-20, 2020, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services provided by the Advisor to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, business continuity plan, and risk management process. Additionally, the Board considered how the Advisor’s business continuity plan has operated during the recent COVID-19 pandemic. The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor in person or by video conference to discuss fund performance and investment outlook, as well as, various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
The Funds’ historical performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of each Fund on both an absolute basis, and in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks and the Advisor’s similarly managed accounts, all for periods ended March 31, 2020. While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against its comparative peer group universe, the Board took into account that the investment objective and strategies of each Fund, as well as its level of risk tolerance, may differ significantly from funds in its respective peer universe. When reviewing the Funds’ performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Funds and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

For the Muzinich Credit Opportunities Fund, the Board noted that the Fund outperformed its peer group median for the one-year, three-year and five-year periods. The Board also considered the underperformance of the Fund against its broad-based securities market benchmark for the one-year and three-year periods and the outperformance for the five-year period. The Board noted the Fund’s outperformance compared to the Advisor’s similarly managed account composite for the one-year, three-year and five-year periods and the reasons given by the Advisor for the differences.

For the Muzinich U.S. High Yield Corporate Bond Fund, the Board noted the Fund outperformed its peer group median for the one-year and three-year periods. The Board noted that the Fund outperformed its broad-based securities market benchmark for the one-year period and three-year periods.  The Board also noted the Fund’s underperformance compared to the Advisor’s similarly managed account composite for the one-year and three-year periods and the reasons given by the Advisor for the differences.

Muzinich Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

For the Muzinich Low Duration Fund, the Board noted the Fund underperformed its peer group median for the one-year and three-year periods. The Board noted that the Fund underperformed its broad-based securities market benchmark for the one-year and three-year periods.  The Board also noted the Fund’s underperformance compared to the Advisor’s similarly managed account composite for the one-year and three-year periods and the reasons given by the Advisor for the differences.

For the Muzinich High Income Floating Rate Fund, the Board noted the Fund outperformed its peer group median for the one-year period.  The Board noted that the Fund outperformed its broad-based securities market benchmark for the one-year period.  The Board also noted that the Advisor does not replicate the Fund’s investment strategies in other types of accounts.

3.
The costs of the services provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of each Fund, the Board reviewed comparisons to the peer funds and similarly managed accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

For the Muzinich Credit Opportunities Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.70% and 0.60% for the Fund’s Institutional Shares and Supra Institutional Shares, respectively (the “Expense Caps”).  The Board noted that the Fund’s advisory fee was above the peer group median and average.  The Board also noted the net expense ratio (less Rule 12b-1 fees) was below its peer group median and average.  The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich Credit Opportunities Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Muzinich U.S. High Yield Corporate Bond Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.93%, 0.68% and 0.58% for the Fund’s Class A Shares, Institutional Shares and Supra Institutional Shares, respectively (the “Expense Caps”).  The Trustees also noted that the advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich U.S. High Yield Corporate Bond Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the comparative performance and advisory fee information.

For the Muzinich Low Duration Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.85%, 0.60% and 0.50% for the Fund’s Class A Shares, Institutional Shares and Supra Institutional Shares, respectively (the “Expense Caps”).  The Trustees also noted that the advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average.  The Board considered that the fees charged to similarly managed separate account clients and a UCITs fund were higher or lower than those charged to the Muzinich Low Duration Fund and that there were a number of factors accounting for those differences. The Board concluded that the fees paid to the Advisor were fair and reasonable.

For the Muzinich High Income Floating Rate Fund, the Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 0.90%, 0.65% and 0.55% for the Fund’s Class A Shares, Institutional Shares and Supra Institutional Shares, respectively (the “Expense Caps”).  The Trustees also noted that the advisory fee and net expense ratio (less Rule 12b-1 fees) were lower than its peer group median and average. The Board further noted that the Advisor does not replicate the Fund’s investment strategy in other types of accounts. The Board concluded that the fees paid to the Advisor were fair and reasonable.

4.
Economies of Scale.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that each Fund does not exceed its specified Expense Caps.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

Muzinich Funds

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Funds.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Funds.  The Board considered the profitability to the Advisor from its relationship with the Funds and considered any additional material benefits derived by the Advisor from its relationship with the Funds, including Rule 12b-1 distribution fees for Class A Shares (which are not currently offered for any of the Funds) and particularly benefits to be received in exchange for shareholder servicing fees on Class A and Institutional Class shares paid to the Advisor.  The Board also reviewed information regarding fee offsets for separate accounts invested in the Funds and determined that the Advisor was not receiving an advisory fee both at the separate account and at the Fund level for these accounts, and as a result was not receiving additional fall-out benefits from these relationships.  Similarly, the Board also considered that, to the extent any of the Funds were invested in another Muzinich Fund, the Advisor was not receiving an advisory fee from both Funds on those assets.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate financial resources to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Funds and their shareholders.

Muzinich Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for the day-to-day operations of the Trust and its separate series.  The current Trustees and executive officers of the Trust, their birth dates, positions with the Trust, terms of office with the Trust and length of time served, their principal occupations during the past five years and other directorships are set forth in the table below.

Number of
Portfolios
				in Fund	Other
	Position	Term of Office[2]		Complex[3]	Directorships
Name, Address	with the	and Length of	Principal Occupation	Overseen	Held During
And Age	Trust[1]	Time Served	During Past Five Years	by Trustees	the Past 5 Years

Independent Trustees of the Trust

Kathleen T. Barr	Trustee	Indefinite Term;	Former owner of a registered	4	Independent Director,
(born 1955)		Since November	investment adviser, Productive		Muzinich BDC, Inc.
c/o U.S. Bank		2018.	Capital Management, Inc.;		(August 2019 to
Global Fund Services			formerly, Chief Administrative		present); Independent
2020 E. Financial Way			Officer, Senior Vice President and		Trustee for the
Suite 100			Senior Managing Director of		William Blair Funds
Glendora, CA 91741			Allegiant Asset Management		(2013 to present)
			Company (merged with PNC		(21 series);
			Capital Advisors, LLC in 2009);		Independent Trustee
			formerly, Chief Administrative		for the AmericaFirst
			Officer, Chief Compliance Officer		Quantitative Funds
			and Senior Vice President of PNC		(2012 to 2016).
Funds and PNC Advantage Funds
(f/k/a Allegiant Funds) (registered
investment companies).

Wallace L. Cook	Trustee	Indefinite Term;	Investment Consultant; formerly,	4	Trustee, The Dana
(born 1939)		Since May 1991.	Chief Executive Officer, Rockefeller		Foundation.
c/o U.S. Bank			Trust Co., (prior thereto Senior Vice
Global Fund Services			President), and Managing Director,
2020 E. Financial Way			Rockefeller & Co. (Investment
Suite 100			Manager and Financial Advisor);
Glendora, CA 91741			formerly, Senior Vice President,
Norton Simon, Inc. (international
consumer products conglomerate).

Eric W. Falkeis	Trustee	Indefinite Term;	Chief Executive Officer, Tidal ETF	4	Independent Director,
(born 1973)		Since September	Services LLC (2018 to present);		Muzinich BDC, Inc.
c/o U.S. Bank		2011.	formerly, Chief Operating Officer,		(August 2019 to
Global Fund Services	Chairperson	Indefinite Term;	Direxion Funds (2013 to 2018); formerly,		present); Interested
2020 E. Financial Way		Since August	Senior Vice President and Chief		Trustee, Tidal ETF
Suite 100		2019.	Financial Officer (and other positions),		Trust (2018 to
Glendora, CA 91741			U.S. Bancorp Fund Services, LLC.		present) (8 series);
Former Interested
Trustee, Direxion
Funds (22 series),
Direxion Shares ETF
Trust (112 series) and
Direxion Insurance
Trust (2013 to 2018).

Muzinich Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
				in Fund	Other
	Position	Term of Office[2]		Complex[3]	Directorships
Name, Address	with the	and Length of	Principal Occupation	Overseen	Held During
And Age	Trust[1]	Time Served	During Past Five Years	by Trustees	the Past 5 Years
Carl A. Froebel	Trustee	Indefinite Term;	Formerly, President and Founder,	4	None.
(born 1938)		Since May 1991.	National Investor Data Services, Inc.
c/o U.S. Bank			(investment related computer software).
Global Fund Services
2020 E. Financial Way
Suite 100
Glendora, CA 91741

Steven J. Paggioli	Trustee	Indefinite Term;	Consultant; formerly, Executive Vice	4	Independent Director,
(born 1950)		Since May 1991.	President, Investment Company		Muzinich BDC, Inc.
c/o U.S. Bank			Administration, LLC (mutual		(August 2019 to
Global Fund Services			fund administrator).		present); Independent
2020 E. Financial Way					Trustee, AMG Funds
Suite 100					(49 series); Advisory
Glendora, CA 91741					Board Member,
Sustainable Growth
Advisers, LP.

Ashi S. Parikh	Trustee	Indefinite Term;	Investment professional; formerly,	4	Independent Trustee,
(born 1966)		Since June 2020.	Chief Executive and Chief Investment		PNC Funds (2018 to
c/o U.S. Bank			Officer and various other positions,		2019) (32 series);
Global Fund Services			RidgeWorth Investments, LLC		Interested Trustee,
2020 E. Financial Way			(global investment management firm)		RidgeWorth Funds
Suite 100			(2006 to 2017); formerly, Chief		(2014 to 2017)
Glendora, CA 91741			Investment Officer Institutional Growth		(35 series); Board of
			Equities, Eagle Asset Management		Directors Member,
			(financial advisor); formerly Sr. Managing		Investment Working
			Director, Growth Equities, Banc One		Group, The Ohio
			Investment Advisors (financial advisor).		State University
Endowments and
Foundation (2016 to
present); Board of
Directors, World
Methodist Council,
Investment
Committee (2018 to
present).

Officers of the Trust

Elaine E. Richards	President	Indefinite Term;	Senior Vice President, U.S. Bank	Not	Not
(born 1968)		Since March 2013.	Global Fund Services since	Applicable.	Applicable.
c/o U.S. Bank		Indefinite Term;	July 2007.
Global Fund Services		Since February
2020 E. Financial Way		2008.
Suite 100
Glendora, CA 91741

Carl G. Gee, J.D.	Vice	Indefinite Term;	Assistant Vice President, U.S.	Not	Not
(born 1990)	President	Since February	Bank Global Fund Services since	Applicable.	Applicable.
c/o U.S. Bank		2021.	August 2016; Summer Associate,
Global Fund Services	Secretary		Husch Blackwell LLP (2015);
615 East Michigan St.			Law Clerk, Brady Corporation (global
Milwaukee, WI 53202			printing systems, labels and safety
products company) (2014 to 2015).

Muzinich Funds

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
Portfolios
				in Fund	Other
	Position	Term of Office[2]		Complex[3]	Directorships
Name, Address	with the	and Length of	Principal Occupation	Overseen	Held During
And Age	Trust[1]	Time Served	During Past Five Years	by Trustees	the Past 5 Years

Aaron J. Perkovich	Vice	Indefinite Term;	Vice President, U.S. Bank	Not	Not
(born 1973)	President	Since March	Global Fund Services since	Applicable.	Applicable.
c/o U.S. Bank		2017.	June 2006.
Global Fund Services	Treasurer	Indefinite Term;
615 East Michigan St.		Since August
Milwaukee, WI 53202		2016.

Melissa Breitzman	Assistant	Indefinite Term;	Assistant Vice President, U.S.	Not	Not
(born 1983)	Treasurer	Since August	Bank Global Fund Services LLC	Applicable.	Applicable.
c/o U.S. Bank		2016.	since June 2005.
Global Fund Services
615 East Michigan St.
Milwaukee, WI 53202

Craig Benton	Assistant	Indefinite Term;	Assistant Vice President, U.S.	Not	Not
(born 1985)	Treasurer	Since August	Bank Global Fund Services	Applicable.	Applicable.
c/o U.S. Bank		2016.	since November 2007.
Global Fund Services
615 East Michigan St.
Milwaukee, WI 53202

Cory Akers	Assistant	Indefinite Term;	Assistant Vice President, U.S.	Not	Not
(born 1978)	Treasurer	Since August	Bank Global Fund Services	Applicable.	Applicable.
c/o U.S. Bank		2017.	since October 2006.
Global Fund Services
615 East Michigan St.
Milwaukee, WI 53202

Donna Barrette	Chief	Indefinite Term;	Senior Vice President and	Not	Not
(born 1966)	Compliance	Since July 2011.	Compliance Officer, U.S. Bank	Applicable.	Applicable.
c/o U.S. Bank	Officer,		Global Fund Services since
Global Fund Services	Anti-Money		August 2004.
615 East Michigan St.	Laundering
Milwaukee, WI 53202	Officer,
Vice
President

[1]	All Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
[2]
Under the terms of the Board’s retirement policy, a Trustee shall retire at the end of the calendar year in which he or she reaches the age of 78 (or, in the case of a Trustee who was over the age of 78 at the time the retirement policy was adopted in 2019, December 31, 2021).

[3]
The Trust is comprised of numerous series managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Muzinich Funds

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION (Unaudited)

For the fiscal year ended December 31, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Credit Opportunities Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%
Floating Rate Fund	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2020, was as follows:

Credit Opportunities Fund	0.00%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%
Floating Rate Fund	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(K)(2)(C) for the Funds were as follows:

Credit Opportunities Fund	15.59%
U.S. High Yield Fund	0.00%
Low Duration Fund	0.00%
Floating Rate Fund	0.00%

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Part F of Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ Form N-PORT may also be obtained by calling toll-free 1-855-MUZINICH (1-855-689-4642).

Muzinich Funds

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as an annual and semi-annual reports for the Funds, if applicable. To reduce expenses, the Funds may mail only one copy of each Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at 1-855-MUZINICH (1-855-689-4642) (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request. In addition, see the Important Notice on the cover page for changes that will be made to the distribution of the annual and semi-annual reports after January 1, 2021.

INFORMATION ABOUT THE FUNDS’ TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-855-MUZINICH (1-855-689-4642). Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Funds’ website at www.muzinichusfunds.com.

Muzinich Funds

PRIVACY NOTICE (Unaudited)

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a brokerdealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Advisor
MUZINICH & CO., INC
450 Park Avenue
New York, New York 10022

Distributor
QUASAR DISTRIBUTORS, LLC
111 East Kilbourne Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant,
and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Fund	Class	Symbol	CUSIP
Muzinich Credit Opportunities Fund	Supra Institutional Class	MZCSX	74316J532
	Institutional Class	MZCIX	74316J540

Muzinich U.S. High Yield Corporate Bond Fund	Supra Institutional Class	MZHSX	74316J565
	Institutional Class	MZHIX	74316J573

Muzinich Low Duration Fund	Supra Institutional Class	MZLSX	74316P132
	Institutional Class	MZLIX	74316P124

Muzinich High Income Floating Rate Fund	Institutional Class	MZFIX	74316J615

(b)  Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Ms. Kathleen T. Barr and Messrs. Wallace L. Cook, Carl A. Froebel, Eric W. Falkeis, Steven J. Paggioli, and Ashi S. Parikh are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Muzinich Credit Opportunities Fund

	FYE 12/31/2020	FYE 12/31/2019
Audit Fees	$22,400	$22,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Muzinich U.S. High Yield Corporate Bond Fund

	FYE 12/31/2020	FYE 12/31/2019
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Muzinich Low Duration Fund

	FYE 12/31/2020	FYE 12/31/2019
Audit Fees	$20,900	$20,900
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

Muzinich High Income Floating Rate Fund

	FYE 12/31/2020	FYE 12/31/2019
Audit Fees	$19,400	$19,400
Audit-Related Fees	N/A	N/A
Tax Fees	$2,700	$2,700
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2020	FYE 12/31/2019
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2020	FYE 12/31/2019
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)  Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.  There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    March 10, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
Elaine E. Richards, President/Principal Executive Officer

Date    March 10, 2021

By (Signature and Title)  /s/ Aaron J. Perkovich
 Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date    March 10, 2021

* Print the name and title of each signing officer under his or her signature.